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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07428

Voya Mutual Funds

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: October 31

Date of reporting period: July 31, 2015

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Diversified Emerging Markets Debt Fund

Voya Diversified International Fund

Voya Emerging Markets Equity Dividend Fund

Voya Global Bond Fund

Voya Global Equity Dividend Fund

Voya Global Perspectives Fund

Voya Global Real Estate Fund

Voya Global Value Advantage Fund

Voya International Core Fund

Voya International Real Estate Fund

Voya Multi-Manager Emerging Markets Equity Fund

Voya Multi-Manager International Equity Fund

Voya Multi-Manager International Small Cap Fund

Voya Russia Fund

The schedules are not audited.

Voya Diversified Emerging Markets Debt Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 96.4%
	Affiliated Investment Companies: 96.4%
41,282	Voya Emerging Markets Corporate Debt Fund - Class P	$402,498	37.6
50,416	Voya Emerging Markets Hard Currency Debt Fund - Class P	470,378	43.9
21,662	Voya Emerging Markets Local Currency Debt Fund - Class P	159,213	14.9

	Total Mutual Funds
	(Cost $1,051,434)	1,032,089	96.4

SHORT-TERM INVESTMENTS: 2.7%
	Mutual Funds: 2.7%
29,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.090%††
	(Cost $29,000)	29,000	2.7

	Total Short-Term Investments
	(Cost $29,000)	29,000	2.7

	Total Investments in Securities (Cost $1,080,434)	$1,061,089	99.1
	Assets in Excess of Other Liabilities	9,422	0.9
	Net Assets	$1,070,511	100.0

††	Rate shown is the 7-day yield as of July 31, 2015.

Cost for federal income tax purposes is $1,082,876.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$–
Gross Unrealized Depreciation	(21,787)

Net Unrealized Depreciation	$(21,787)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2015
Asset Table
Investments, at fair value
Mutual Funds	$1,032,089	$–	$–	$1,032,089
Short-Term Investments	29,000	–	–	29,000
Total Investments, at fair value	$1,061,089	$–	$–	$1,061,089
Other Financial Instruments+
Centrally Cleared Swaps	–	607	–	607
Forward Foreign Currency Contracts	–	4,205	–	4,205
Total Assets	$1,061,089	$4,812	$–	$1,065,901

Voya Diversified Emerging Markets Debt Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2015 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2015
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(2,485)	$–	$(2,485)
Total Liabilities	$–	$(2,485)	$–	$(2,485)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended July 31, 2015, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 10/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 7/31/15	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Emerging Markets Corporate Debt Fund - Class P	$480,071	$313,098	$(379,600)	$(11,071)	$402,498	$16,098	$(5,600)	$-
Voya Emerging Markets Hard Currency Debt Fund - Class P	482,514	202,591	(207,028)	(7,699)	470,378	20,591	(11,029)	-
Voya Emerging Markets Local Currency Debt Fund - Class P	108,865	169,000	(112,406)	(6,246)	159,213	-	(11,406)	-
	$1,071,450	$684,689	$(699,034)	$(25,016)	$1,032,089	$36,689	$(28,035)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At July 31, 2015, the following forward foreign currency contracts were outstanding for Voya Diversified Emerging Markets Debt Fund:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Barclays Bank PLC	Turkish Lira	483	Buy	09/11/15	$174	$172	$(2)
Citigroup, Inc.	Mexican Peso	355,122	Buy	09/11/15	22,505	21,976	(529)
HSBC Bank PLC	Brazilian Real	61,687	Buy	09/11/15	18,960	17,762	(1,198)
HSBC Bank PLC	Peruvian Nuevo Sol	4,786	Buy	09/11/15	1,492	1,491	(1)
JPMorgan Chase & Co.	Brazilian Real	5,677	Buy	09/11/15	1,809	1,635	(174)
Morgan Stanley	South African Rand	259,910	Buy	09/11/15	20,698	20,404	(294)
Morgan Stanley	Colombian Peso	5,499,560	Buy	09/11/15	2,152	1,906	(246)
Morgan Stanley	Hungarian Forint	54,631	Buy	09/11/15	200	195	(5)
Morgan Stanley	Polish Zloty	4,176	Buy	09/11/15	1,140	1,106	(34)
Morgan Stanley	South African Rand	870	Buy	09/11/15	71	69	(2)
							$(2,485)

Citigroup, Inc.	South African Rand	260,781	Sell	09/11/15	$21,000	$20,473	$527
Citigroup, Inc.	Mexican Peso	22,955	Sell	09/11/15	1,501	1,420	81
Deutsche Bank AG	Turkish Lira	57,603	Sell	09/11/15	21,000	20,555	445
Goldman Sachs & Co.	Mexican Peso	332,167	Sell	09/11/15	21,000	20,555	445
Morgan Stanley	Brazilian Real	67,364	Sell	09/11/15	21,000	19,397	1,603
Morgan Stanley	Indonesian Rupiah	284,256,000	Sell	09/11/15	21,000	20,812	188
Morgan Stanley	Russian Ruble	627,550	Sell	09/11/15	11,000	10,084	916
							$4,205

At July 31, 2015, the following centrally cleared interest rate swaps were outstanding for Voya Diversified Emerging Markets Debt Fund:

	Clearinghouse	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 1.722% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	07/14/19	USD	60,000	$607	$607
					$607	$607

Voya Diversified Emerging Markets Debt Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2015 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of July 31, 2015 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type
Foreign exchange contracts	Forward foreign currency contracts	$4,205
Interest rate contracts	Interest rate swaps	607
Total Asset Derivatives		$4,812

Liability Derivatives	Instrument Type
Foreign exchange contracts	Forward foreign currency contracts	$2,485
Total Liability Derivatives		$2,485

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at July 31, 2015:

	Barclays Bank PLC	Citigroup, Inc.	Deutsche Bank AG	Goldman Sachs & Co.	HSBC Bank PLC	JPMorgan Chase & Co.	Morgan Stanley	Totals
Assets:
Forward foreign currency contracts	$-	$608	$445	$445	$-	$-	$2,707	$4,205
Total Assets	$-	$608	$445	$445	$-	$-	$2,707	$4,205

Liabilities:
Forward foreign currency contracts	$2	$529	$-	$-	$1,199	$174	$581	$2,485
Total Liabilities	$2	$529	$-	$-	$1,199	$174	$581	$2,485

Net OTC derivative instruments by counterparty, at fair value	$(2)	$79	$445	$445	$(1,199)	$(174)	$2,126	$1,720

Total collateral pledged by the Fund/(Received from counterparty)	$-	$-	$-	$-	$-	$-	$-	$-

Net Exposure(1)	$(2)	$79	$445	$445	$(1,199)	$(174)	$2,126	$1,720

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

Voya Diversified International Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 13.7%
128,100	iShares MSCI EAFE Index Fund	$8,298,318	13.7

	Total Exchange-Traded Funds (Cost $8,197,551)	8,298,318	13.7

MUTUAL FUNDS: 86.4%
	Affiliated Investment Companies: 86.4%
1,625,215	Voya International Core Fund - Class I	16,252,146	26.8
565,138	Voya Multi-Manager Emerging Markets Equity Fund - Class I	5,560,954	9.2
2,395,081	Voya Multi-Manager International Equity Fund - Class I	27,447,624	45.2
62,918	Voya Multi-Manager International Small Cap Fund - Class I	3,140,867	5.2

	Total Mutual Funds (Cost $44,759,043)	52,401,591	86.4

	Total Investments in Securities (Cost $52,956,594)	$60,699,909	100.1
	Liabilities in Excess of Other Assets	(63,905)	(0.1)
	Net Assets	$60,636,004	100.0

Cost for federal income tax purposes is $53,832,934.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$7,834,778
Gross Unrealized Depreciation	(967,803)

Net Unrealized Appreciation	$6,866,975

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2015
Asset Table
Investments, at fair value
Exchange-Traded Funds	$8,298,318	$–	$–	$8,298,318
Mutual Funds	52,401,591	–	–	52,401,591
Total Investments, at fair value	$60,699,909	$–	$–	$60,699,909

Voya Diversified International Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2015 (Unaudited) (Continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended July 31, 2015, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 10/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 7/31/15	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya International Core Fund - Class I	$17,790,197	$3,792,917	$(3,719,946)	$(1,611,022)	$16,252,146	$148,766	$222,702	$2,269,651
Voya Multi-Manager Emerging Markets Equity Fund - Class I	8,602,255	888,196	(2,725,268)	(1,204,229)	5,560,954	122,211	70,971	-
Voya Multi-Manager International Equity Fund - Class I	27,134,546	4,947,997	(4,128,521)	(506,398)	27,447,624	599,480	127,564	1,027,680
Voya Multi-Manager International Small Cap Fund - Class I	3,290,285	138,769	(285,107)	(3,080)	3,140,867	41,372	200,950	-
	$56,817,283	$9,767,879	$(10,858,842)	$(3,324,729)	$52,401,591	$911,829	$622,187	$3,297,331

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Emerging Markets Equity Dividend Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 91.5%
		Brazil: 5.8%
40,035		BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	$121,604	0.9
24,275		Cia Energetica de Minas Gerais ADR	66,756	0.5
32,512		Cia Hering	112,806	0.8
69,888		Duratex SA	141,656	1.0
18,361	@	Petroleo Brasileiro SA ADR	112,920	0.8
13,791		Totvs S.A.	141,577	1.0
11,203		Tractebel Energia S.A.	116,285	0.8
			813,604	5.8

		Chile: 2.7%
9,251	@	Banco Santander Chile ADR	186,778	1.3
12,695	@	Enersis SA ADR	191,821	1.4
			378,599	2.7

		China: 23.5%
20,500		Beijing Enterprises Holdings Ltd.	150,848	1.1
43,500		BOC Hong Kong Holdings Ltd.	175,211	1.3
360,000		China BlueChemical Ltd.	116,920	0.8
494,960		China Construction Bank	403,772	2.9
9,500		China Mobile Ltd.	124,363	0.9
54,000		China Overseas Land & Investment Ltd.	170,054	1.2
280,600		China Petroleum & Chemical Corp.	211,488	1.5
256,000		China Resources Cement Holdings Ltd.	133,278	1.0
76,000		China Resources Land Ltd.	212,937	1.5
76,000		China Resources Power Holdings Co.	195,210	1.4
144,185		COSCO Pacific Ltd.	188,176	1.3
373,821		Datang International Power Generation Co., Ltd.	161,502	1.2
475,829		Industrial & Commercial Bank of China	326,889	2.3
76,000		Jiangsu Expressway Co. Ltd.	94,817	0.7
336,000		Parkson Retail Group Ltd.	57,554	0.4
184,000		PetroChina Co., Ltd.	181,265	1.3
147,000		Real Gold Mining Ltd.	23,703	0.2
62,000		Shanghai Industrial Holdings Ltd.	182,307	1.3
72,243		Shanghai Pharmaceuticals Holding Co. Ltd.	171,095	1.2
			3,281,389	23.5

		Czech Republic: 0.9%
538		Komercni Banka AS	120,283	0.9

		Egypt: 0.4%
32,857		Global Telecom Holding GDR	54,214	0.4

		Hong Kong: 3.0%
27,265		AIA Group Ltd.	177,346	1.3
1,980,000		Emperor Watch & Jewellery Ltd.	72,674	0.5
61,000		Hang Lung Properties Ltd.	174,206	1.2
			424,226	3.0

		India: 6.2%
49,670	@	Bank of Baroda	137,503	1.0
24,337		GAIL India Ltd.	134,645	1.0
81,995		NTPC Ltd.	172,663	1.2
57,299		Punjab National Bank	134,940	1.0
11,068		Reliance Industries Ltd.	172,900	1.2
28,568		Tata Steel Ltd.	110,117	0.8
			862,768	6.2

		Indonesia: 1.3%
388,700		Indofood Sukses Makmur Tbk PT	175,152	1.3

		Macau: 1.2%
37,718		Sands China Ltd.	166,460	1.2

		Malaysia: 3.0%
88,954		Berjaya Sports Toto BHD	77,448	0.6
111,200		IJM Corp. Bhd	198,015	1.4
59,500		Malayan Banking BHD	143,039	1.0
			418,502	3.0

		Mexico: 3.2%
120,825		Grupo Financiero Santander Mexico SAB de CV	215,667	1.5
102,932		Kimberly-Clark de Mexico SA de CV	238,987	1.7
			454,654	3.2

		Panama: 0.9%
1,701	@	Copa Holdings S.A.	128,477	0.9

		Poland: 2.2%
6,334		PKP Cargo SA	134,593	1.0
22,287		Powszechna Kasa Oszczednosci Bank Polski S.A.	172,565	1.2
			307,158	2.2

		Russia: 3.4%
22,159		CTC Media, Inc.	41,659	0.3
26,070	@	Gazprom PAO ADR	119,661	0.8
2,335		Lukoil OAO	95,754	0.7
37,543	@	Mobile Telesystems OJSC	136,559	1.0
7,999		Severstal	89,058	0.6
			482,691	3.4

Voya Emerging Markets Equity Dividend Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2015 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Singapore: 1.1%
115,600	First Resources Ltd.	$159,931	1.1

	South Africa: 8.0%
8,013	Barclays Africa Group Ltd.	117,802	0.8
63,159	Growthpoint Properties Ltd.	138,212	1.0
13,661	MTN Group Ltd.	227,439	1.6
71,637	PPC Ltd.	127,472	0.9
14,100	Shoprite Holdings Ltd.	187,108	1.3
15,689	Standard Bank Group Ltd.	188,411	1.4
20,317	Truworths International Ltd.	137,303	1.0
		1,123,747	8.0

	South Korea: 12.6%
6,832	Hite Jinro Co. Ltd.	130,846	0.9
6,670	Hyundai Marine & Fire Insurance Co., Ltd.	181,068	1.3
3,745	Kangwon Land, Inc.	136,790	1.0
5,983	KB Financial Group, Inc.	187,973	1.3
6,692	KT Corp.	174,856	1.2
5,596	LG Display Co., Ltd.	105,774	0.8
468	POSCO	78,002	0.6
477	Samsung Electronics Co., Ltd.	483,944	3.5
4,794	Shinhan Financial Group Co., Ltd.	171,564	1.2
1,330	SK Innovation Co. Ltd.	113,574	0.8
		1,764,391	12.6

	Taiwan: 9.8%
113,000	Cathay Financial Holding Co., Ltd.	182,641	1.3
44,000	Cheng Uei Precision Industry Co., Ltd.	61,549	0.4
239,371	CTBC Financial Holding Co. Ltd.	173,601	1.3
11,000	Phison Electronics Corp.	79,145	0.6
71,000	Powertech Technology, Inc.	133,142	1.0
77,000	Quanta Computer, Inc.	149,078	1.1
29,000	Radiant Opto-Electronics Corp.	86,399	0.6
84,017	Taiwan Semiconductor Manufacturing Co., Ltd.	367,155	2.6
40,000	Tong Hsing Electronic Industries Ltd.	74,165	0.5
18,000	TPK Holding Co. Ltd.	61,566	0.4
		1,368,441	9.8

	Turkey: 1.3%
187,202	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	175,242	1.3

	United Kingdom: 1.0%
10,909	Anglo American PLC	137,468	1.0

	Total Common Stock
	(Cost $14,815,063)	12,797,397	91.5

PREFERRED STOCK: 5.8%
	Brazil: 3.5%
33,720	Gerdau SA	58,105	0.4
8,875	Itau Unibanco Holding S.A.	77,580	0.6
122,437	Randon Participacoes SA	116,217	0.8
13,167	Telefonica Brasil SA	173,050	1.2
15,229	Vale SA	64,626	0.5
		489,578	3.5

	Russia: 0.6%
102,310	Sberbank of Russia	84,766	0.6

	South Korea: 1.7%
1,013	Hyundai Motor Co.	90,340	0.7
1,590	Hyundai Motor Co.- Series 2	139,985	1.0
		230,325	1.7

	Total Preferred Stock
	(Cost $1,348,276)	804,669	5.8

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 0.1%
		India: 0.1%
INR	1,170,476	NTPC Ltd., 8.490%, 03/25/25	18,787	0.1

		Total Corporate Bonds/Notes
		(Cost $18,741)	18,787	0.1

		Total Investments in Securities (Cost $16,182,080)	$13,620,853	97.4
		Assets in Excess of Other Liabilities	366,277	2.6
		Net Assets	$13,987,130	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

INR	Indian Rupee

Cost for federal income tax purposes is $16,310,519.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$784,681
Gross Unrealized Depreciation	(3,474,347)

Net Unrealized Depreciation	$(2,689,666)

Voya Emerging Markets Equity Dividend Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2015 (Unaudited) (Continued)

Sector Diversification	Percentage of Net Assets
Financials	32.6%
Information Technology	12.5
Industrials	8.5
Materials	7.8
Utilities	7.6
Consumer Discretionary	7.5
Energy	7.1
Consumer Staples	6.3
Telecommunication Services	6.3
Health Care	1.2
Assets in Excess of Other Liabilities	2.6
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2015 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2015
Asset Table
Investments, at fair value
Common Stock
Brazil	$813,604	$–	$–	$813,604
Chile	378,599	–	–	378,599
China	171,095	3,086,591	23,703	3,281,389
Czech Republic	120,283	–	–	120,283
Egypt	54,214	–	–	54,214
Hong Kong	–	424,226	–	424,226
India	272,443	590,325	–	862,768
Indonesia	–	175,152	–	175,152
Macau	–	166,460	–	166,460
Malaysia	–	418,502	–	418,502
Mexico	454,654	–	–	454,654
Panama	128,477	–	–	128,477
Poland	–	307,158	–	307,158
Russia	161,320	321,371	–	482,691
Singapore	–	159,931	–	159,931
South Africa	127,472	996,275	–	1,123,747
South Korea	–	1,764,391	–	1,764,391
Taiwan	–	1,368,441	–	1,368,441
Turkey	–	175,242	–	175,242
United Kingdom	–	137,468	–	137,468
Total Common Stock	2,682,161	10,091,533	23,703	12,797,397
Preferred Stock	489,578	315,091	–	804,669
Corporate Bonds/Notes	–	18,787	–	18,787
Total Investments, at fair value	$3,171,739	$10,425,411	$23,703	$13,620,853

(1)	For the period ended July 31, 2015, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Fund's policy is to recognize transfers between levels at the beginning of the reporting period. At July 31, 2015, securities valued at $386,362 and $493,193 were transferred from Level 1 to Level 2 and Level 2 to Level 1, respectively, within the fair value hierarchy.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2015 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 31.7%
		Australia: 0.3%
812,000		BHP Billiton Finance USA Ltd, 5.000%, 09/30/43	$843,376	0.2
260,000	#	FMG Resources August 2006 Pty Ltd., 6.875%, 04/01/22	151,450	0.0
550,000		Rio Tinto Finance USA Ltd, 3.750%, 06/15/25	538,338	0.1
			1,533,164	0.3

		Bermuda: 0.1%
322,000	#	Digicel Ltd., 6.750%, 03/01/23	309,764	0.1

		Canada: 0.2%
822,000		Goldcorp, Inc., 3.700%, 03/15/23	769,403	0.2

		China: 0.2%
1,078,000	#	Alibaba Group Holding Ltd., 3.600%, 11/28/24	1,038,513	0.2

		Colombia: 0.6%
1,200,000		Banco Davivienda SA, 5.875%, 07/09/22	1,242,000	0.3
1,500,000	#	Colombia Telecomunicaciones SA ESP, 5.375%, 09/27/22	1,497,000	0.3
			2,739,000	0.6

		France: 0.9%
1,153,000		BPCE SA, 2.500%, 12/10/18	1,172,233	0.2
1,142,000	#	BPCE SA, 5.150%, 07/21/24	1,175,656	0.3
1,660,000	#	Numericable Group SA, 6.000%, 05/15/22	1,691,540	0.4
			4,039,429	0.9

		Germany: 0.3%
1,255,000		Deutsche Bank AG/London, 1.875%, 02/13/18	1,252,180	0.3

		Guernsey: 0.3%
1,228,000	#	Credit Suisse Group Funding Guernsey Ltd., 2.750%, 03/26/20	1,221,493	0.3

		India: 0.6%
1,300,000	#	ICICI Bank Ltd./Dubai, 4.700%, 02/21/18	1,370,984	0.3
492,000	#	Reliance Industries Ltd., 5.875%, 12/31/49	496,256	0.1
1,200,000		Vedanta Resources PLC, 8.250%, 06/07/21	1,136,250	0.2
			3,003,490	0.6

		Italy: 0.3%
1,216,000		Intesa Sanpaolo SpA, 3.875%, 01/15/19	1,260,536	0.3

		Jamaica: 0.0%
243,000		Digicel Ltd., 6.000%, 04/15/21	229,635	0.0

		Japan: 0.6%
1,338,000	#	Bank of Tokyo-Mitsubishi UFJ Ltd/The, 2.300%, 03/05/20	1,333,257	0.3
255,000	#	Mizuho Bank Ltd., 3.200%, 03/26/25	253,272	0.1
1,120,000	#	SoftBank Group Corp., 4.500%, 04/15/20	1,127,000	0.2
			2,713,529	0.6

		Luxembourg: 0.5%
1,170,000		Actavis Funding SCS, 2.350%, 03/12/18	1,174,343	0.2
1,215,000		Intelsat Jackson Holdings SA, 7.250%, 10/15/20	1,210,444	0.3
			2,384,787	0.5

		Mexico: 0.5%
567,000	#	Cemex SAB de CV, 6.125%, 05/05/25	566,291	0.1
1,175,000	#	Mexichem SAB de CV, 4.875%, 09/19/22	1,233,163	0.3
289,000	#	Nemak SA de CV, 5.500%, 02/28/23	297,670	0.1
			2,097,124	0.5

		Netherlands: 1.4%
575,000	#	Carlson Wagonlit BV, 6.875%, 06/15/19	606,625	0.1
786,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 4.500%, 01/11/21	859,735	0.2
200,000		Lukoil International Finance BV, 4.563%, 04/24/23	179,392	0.0
1,150,000	#	NXP BV / NXP Funding LLC, 5.750%, 02/15/21	1,203,901	0.3
780,000	#,&	Schaeffler Holding Finance BV, 6.875%, 08/15/18	809,250	0.2
1,200,000		Shell International Finance BV, 3.250%, 05/11/25	1,189,394	0.3
1,380,000	#	Siemens Financieringsmaatschappij NV, 2.900%, 05/27/22	1,374,247	0.3
			6,222,544	1.4

		Norway: 0.1%
660,000		Statoil ASA, 2.450%, 01/17/23	633,259	0.1

		Russia: 0.7%
1,400,000		EuroChem Mineral & Chemical Co. OJSC via EuroChem GI Ltd., 5.125%, 12/12/17	1,416,604	0.3
400,000	#	Gazprom OAO Via Gaz Capital SA, 5.999%, 01/23/21	395,016	0.1
500,000		Metalloinvest Finance Ltd., 6.500%, 07/21/16	511,230	0.1

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Russia: (continued)
1,000,000		MMC Norilsk Nickel OJSC via MMC Finance Ltd., 5.550%, 10/28/20	$1,004,250	0.2
			3,327,100	0.7

		Sweden: 0.5%
984,000	#	Nordea Bank AB, 5.500%, 09/29/49	990,150	0.2
1,130,000	#	Swedbank AB, 2.200%, 03/04/20	1,128,323	0.3
			2,118,473	0.5

		Switzerland: 0.7%
1,911,000	#	Credit Suisse AG, 6.500%, 08/08/23	2,116,432	0.4
1,143,000		UBS AG/Stamford CT, 7.625%, 08/17/22	1,345,654	0.3
			3,462,086	0.7

		United Arab Emirates: 0.3%
1,080,000	#	Abu Dhabi National Energy Co., 5.875%, 12/13/21	1,252,910	0.3

		United Kingdom: 0.5%
1,704,000		Abbey National Treasury Services PLC/London, 2.375%, 03/16/20	1,712,608	0.4
627,000	#	Barclays Bank PLC, 6.050%, 12/04/17	681,234	0.1
			2,393,842	0.5

		United States: 22.1%
774,000		21st Century Fox America, Inc., 6.900%, 03/01/19	898,290	0.2
1,190,000		AbbVie, Inc., 2.500%, 05/14/20	1,184,276	0.3
630,000	#	Activision Blizzard, Inc., 5.625%, 09/15/21	663,075	0.1
793,000		Air Lease Corp., 4.250%, 09/15/24	785,732	0.2
140,000		Albemarle Corp., 3.000%, 12/01/19	140,931	0.0
1,025,000	#	Alliance Data Systems Corp., 5.375%, 08/01/22	1,017,312	0.2
1,431,000		American Tower Corp., 5.000%, 02/15/24	1,510,830	0.3
1,257,000		Amsurg Corp., 5.625%, 07/15/22	1,297,601	0.3
385,000		Antero Resources Corp., 5.375%, 11/01/21	376,337	0.1
3,100,000		Apple, Inc., 3.200%, 05/13/25	3,093,323	0.7
570,000		AT&T, Inc., 3.000%, 06/30/22	553,111	0.1
1,134,000		AT&T, Inc., 5.350%, 09/01/40	1,144,302	0.2
875,000	#	Audatex North America, Inc., 6.000%, 06/15/21	896,875	0.2
798,000		Bank of America Corp., 3.300%, 01/11/23	789,330	0.2
878,000		Bank of America Corp., 4.100%, 07/24/23	910,031	0.2
545,000		Bank of America Corp., 4.000%, 04/01/24	559,714	0.1
648,000		BioMed Realty L.P., 4.250%, 07/15/22	662,111	0.1
940,000	#	Calpine Corp., 6.000%, 01/15/22	998,750	0.2
875,000		CBRE Services, Inc., 5.250%, 03/15/25	913,281	0.2
460,000		CBS Corp., 3.700%, 08/15/24	450,913	0.1
1,723,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 02/15/23	1,712,231	0.4
910,000	#	CCO Safari II LLC, 4.464%, 07/23/22	917,071	0.2
1,170,000		Cedar Fair L.P. / Canada's Wonderland Co. / Magnum Management Corp., 5.375%, 06/01/24	1,202,386	0.3
1,186,000		Celgene Corp., 4.000%, 08/15/23	1,222,799	0.3
1,110,000		Chrysler Group LLC/CG Co-Issuer, Inc., 8.250%, 06/15/21	1,204,350	0.3
670,000		Citigroup, Inc., 4.000%, 08/05/24	671,213	0.1
847,000		Citigroup, Inc., 5.500%, 09/13/25	930,202	0.2
1,388,000		Citizens Bank NA/Providence RI, 2.450%, 12/04/19	1,383,775	0.3
477,000		ConocoPhillips Co., 3.350%, 11/15/24	471,646	0.1
477,000		ConocoPhillips Co., 4.300%, 11/15/44	468,009	0.1
1,064,000	#	COX Communications, Inc., 2.950%, 06/30/23	983,015	0.2
1,499,000		CVS Health Corp., 2.800%, 07/20/20	1,514,324	0.3
1,659,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.150%, 03/15/42	1,593,848	0.3
600,000		Discover Bank/Greenwood DE, 2.000%, 02/21/18	595,412	0.1
624,000		Discover Bank/Greenwood DE, 7.000%, 04/15/20	721,826	0.2
560,000		DISH DBS Corp., 4.250%, 04/01/18	571,200	0.1
500,000		DPL, Inc., 6.500%, 10/15/16	522,500	0.1
570,000		Eastman Chemical Co., 2.700%, 01/15/20	570,778	0.1
566,000		Emerson Electric Co., 2.625%, 12/01/21	567,712	0.1
1,308,000		Energy Transfer Partners L.P., 4.900%, 02/01/24	1,310,492	0.3
246,000		Energy Transfer Partners L.P., 9.700%, 03/15/19	299,102	0.1
2,157,000		Entergy Corp., 5.125%, 09/15/20	2,353,024	0.5
597,000		Enterprise Products Operating, LLC, 6.450%, 09/01/40	687,930	0.2
651,000		Fifth Third Bancorp., 8.250%, 03/01/38	962,118	0.2

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		United States: (continued)
1,128,000		FirstEnergy Corp., 4.250%, 03/15/23	$1,148,192	0.3
500,000		Ford Motor Credit Co. LLC, 5.000%, 05/15/18	537,182	0.1
500,000		Ford Motor Credit Co. LLC, 8.125%, 01/15/20	606,802	0.1
190,000		Freeport-McMoRan Copper & Gold, Inc., 3.550%, 03/01/22	160,312	0.0
435,000		Freeport-McMoRan, Inc., 4.000%, 11/14/21	381,712	0.1
600,000	#	Fresenius Medical Care US Finance II, Inc., 5.625%, 07/31/19	657,750	0.1
1,765,000		General Electric Capital Corp., 4.375%, 09/16/20	1,929,643	0.4
549,000		General Electric Capital Corp., 6.750%, 03/15/32	731,333	0.2
428,000		General Motors Financial Co., Inc., 4.300%, 07/13/25	423,771	0.1
1,412,000	#	Glencore Funding LLC, 2.500%, 01/15/19	1,382,835	0.3
505,000		Goldman Sachs Group, Inc., 4.800%, 07/08/44	513,265	0.1
1,566,000		Goldman Sachs Group, Inc., 5.250%, 07/27/21	1,744,469	0.4
1,197,000		Hartford Financial Services Group, Inc., 6.625%, 03/30/40	1,517,970	0.3
530,000		HCA, Inc., 5.250%, 04/15/25	559,812	0.1
1,053,000		Hewlett-Packard Co., 2.600%, 09/15/17	1,069,248	0.2
920,000	#	HJ Heinz Co., 3.950%, 07/15/25	936,171	0.2
812,000		Huntington Bancshares, Inc./OH, 2.600%, 08/02/18	823,163	0.2
715,000		Huntsman International LLC, 4.875%, 11/15/20	704,275	0.2
430,000		Indiana Michigan Power, 7.000%, 03/15/19	500,657	0.1
1,025,000	#	JBS USA LLC / JBS USA Finance, Inc., 5.875%, 07/15/24	1,042,937	0.2
556,000	#	Jersey Central Power & Light Co., 4.700%, 04/01/24	587,405	0.1
730,000	#	JM Smucker Co, 3.000%, 03/15/22	717,927	0.2
915,000		JPMorgan Chase & Co., 6.000%, 12/29/49	908,137	0.2
393,000		Kinder Morgan Energy Partners L.P., 4.250%, 09/01/24	374,119	0.1
500,000	#	Kinder Morgan Finance Co., LLC, 6.000%, 01/15/18	539,323	0.1
862,000		Kohl's Corp., 4.750%, 12/15/23	931,681	0.2
500,000		Lennar Corp., 4.125%, 12/01/18	510,000	0.1
680,000	#	Medtronic, Inc., 3.150%, 03/15/22	686,024	0.1
713,000	#	Medtronic, Inc., 3.500%, 03/15/25	713,479	0.2
464,000		Metropolitan Edison, 7.700%, 01/15/19	543,839	0.1
782,000		Morgan Stanley, 3.750%, 02/25/23	799,181	0.2
1,300,000		Morgan Stanley, 4.100%, 05/22/23	1,323,405	0.3
370,000		MPT Operating Partnership L.P./MPT Finance Corp., 6.375%, 02/15/22	394,975	0.1
2,151,000		Mylan, Inc./PA, 2.600%, 06/24/18	2,155,091	0.5
1,090,000		Netflix, Inc., 5.750%, 03/01/24	1,144,500	0.3
870,000		Newell Rubbermaid, Inc., 2.875%, 12/01/19	882,090	0.2
741,000		21st Century Fox America, Inc., 5.400%, 10/01/43	805,015	0.2
799,000		NextEra Energy Capital Holdings, Inc., 3.625%, 06/15/23	807,101	0.2
1,000,000		Nielsen Finance LLC / Nielsen Finance Co., 4.500%, 10/01/20	1,023,750	0.2
870,000		Oracle Corp., 2.950%, 05/15/25	840,335	0.2
1,034,000		Philip Morris International, Inc., 4.250%, 11/10/44	998,476	0.2
700,000		Phillips 66, 4.875%, 11/15/44	676,122	0.1
495,000		Regency Energy Partners L.P. / Regency Energy Finance Corp., 4.500%, 11/01/23	471,309	0.1
495,000		Regency Energy Partners L.P. / Regency Energy Finance Corp., 5.500%, 04/15/23	498,712	0.1
750,000		Rent-A-Center, Inc., 6.625%, 11/15/20	745,312	0.2
585,000		Reynolds American, Inc., 6.150%, 09/15/43	648,938	0.1
665,000	#	Sable International Finance Ltd., 8.750%, 02/01/20	718,200	0.2
585,000		Sabra Health Care L.P. / Sabra Capital Corp., 5.500%, 02/01/21	608,400	0.1
1,055,000	#	Sanmina Corp., 4.375%, 06/01/19	1,073,463	0.2
230,000		Scripps Networks Interactive, Inc., 2.750%, 11/15/19	231,981	0.1
450,000		Scripps Networks Interactive, Inc., 3.900%, 11/15/24	448,514	0.1
1,159,000	#	Sirius XM Radio, Inc., 5.875%, 10/01/20	1,219,848	0.3
476,000		Southwestern Electric Power, 5.550%, 01/15/17	503,756	0.1
500,000		SPX Corp., 6.875%, 09/01/17	539,375	0.1
1,062,000		St Jude Medical, Inc., 2.500%, 01/15/16	1,069,707	0.2

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		United States: (continued)
1,025,000		Starz LLC / Starz Finance Corp., 5.000%, 09/15/19	$1,045,500	0.2
230,000		Sunoco Logistics Partners Operations L.P., 4.250%, 04/01/24	223,059	0.0
785,000		Synchrony Financial, 4.250%, 08/15/24	784,229	0.2
1,170,000		TEGNA, Inc., 5.125%, 07/15/20	1,222,650	0.3
786,000		TEGNA, Inc., 6.375%, 10/15/23	835,125	0.2
1,085,000		Tenet Healthcare Corp., 6.000%, 10/01/20	1,182,650	0.3
765,000		Time Warner Cable, Inc., 5.875%, 11/15/40	728,545	0.2
1,421,000		Time Warner Cable, Inc., 6.500%, 11/15/36	1,694,724	0.4
790,000		T-Mobile USA, Inc., 6.625%, 04/01/23	843,325	0.2
400,000	#	Valeant Pharmaceuticals International, Inc., 7.000%, 10/01/20	417,000	0.1
720,000	#	Valeant Pharmaceuticals International, 7.250%, 07/15/22	760,500	0.2
606,000		Verizon Communications, Inc., 5.012%, 08/21/54	564,351	0.1
605,000		Verizon Communications, Inc., 6.550%, 09/15/43	717,261	0.2
1,033,000		Wells Fargo & Co., 4.100%, 06/03/26	1,041,551	0.2
1,170,000	#	West Corp., 5.375%, 07/15/22	1,115,888	0.2
520,000		Williams Partners L.P. / ACMP Finance Corp., 6.125%, 07/15/22	546,131	0.1
854,000		Xerox Corp., 2.750%, 09/01/20	845,970	0.2
			101,362,536	22.1

	Total Corporate Bonds/Notes
	(Cost $142,142,669)		145,364,797	31.7

COLLATERALIZED MORTGAGE OBLIGATIONS: 11.4%
		United States: 11.4%
673,127		Banc of America Alternative Loan Trust 2004-1 4A1, 4.750%, 02/25/19	678,000	0.2
1,340,000		Banc of America Commercial Mortgage Trust 2007-3 AJ, 5.741%, 06/10/49	1,393,321	0.3
1,190,000		Banc of America Commercial Mortgage Trust 2007-3 B, 5.741%, 06/10/49	1,220,578	0.3
950,000		Banc of America Commercial Mortgage Trust 2007-4 AJ, 6.002%, 02/10/51	984,859	0.2
1,980,000	#	Banc of America Merrill Lynch Commercial Mortgage, Inc. 2004-4 G, 5.582%, 07/10/42	2,026,293	0.4
710,000		Banc of America Merrill Lynch Commercial Mortgage, Inc. 2005-6 C, 5.327%, 09/10/47	715,839	0.2
356,739		Banc of America Mortgage 2005-J Trust 2A4, 2.713%, 11/25/35	330,779	0.1
490,000		Bear Stearns Commercial Mortgage Securities Trust 2007-PWR17, 5.886%, 06/11/50	503,034	0.1
877,047	#	Beckman Coulter, Inc. 2000-A A, 7.498%, 12/15/18	938,791	0.2
420,000	#	Citigroup Commercial Mortgage Trust 2012-GC8, 4.877%, 09/10/45	431,363	0.1
1,066,853		CitiMortgage Alternative Loan Trust Series 2006-A3, 6.000%, 07/25/36	963,351	0.2
1,140,000	#	COMM 2004-LNB2 H Mortgage Trust, 6.269%, 03/10/39	1,255,092	0.3
19,031,690	#,^	COMM 2012 - LTRT XA, 1.208%, 10/05/30	1,077,270	0.2
6,393,255	^	COMM 2012-CCRE1 XA Mortgage Trust, 2.102%, 05/15/45	605,825	0.1
5,752,444	^	COMM 2013-LC6 XA Mortgage Trust, 1.755%, 01/10/46	443,682	0.1
7,698,109	^	COMM 2014-CCRE17 XA Mortgage Trust, 1.358%, 05/10/47	532,141	0.1
850,000	#	Commercial Mortgage Trust 2004-GG1 F, 6.035%, 06/10/36	863,742	0.2
398,000		Commercial Mortgage Trust 2007-GG11 AJ, 6.049%, 12/10/49	414,342	0.1
628,000	#	Credit Suisse Commercial Mortgage Trust Series-K1A, 5.415%, 02/25/21	628,245	0.1
52,091	#	Credit Suisse First Boston Mortgage Securities Corp. 2003-C4 J, 5.322%, 08/15/36	52,118	0.0
825,238	#	Credit Suisse Mortgage Capital Certificates 2009-3R 30A1, 2.374%, 07/27/37	828,214	0.2
660,000	#	CSMC Series 2009-RR3 A5A, 5.342%, 12/15/43	684,301	0.2
10,042,181	#,^	DBUBS 2011-LC1 XA Mortgage Trust, 1.352%, 11/10/46	172,049	0.0
1,020,000		Fannie Mae Connecticut Avenue Securities 2013-CO1 M2, 4.741%, 02/25/25	1,028,233	0.2
550,000		Fannie Mae Connecticut Avenue Securities 2014-C03 2M2, 3.091%, 07/25/24	506,113	0.1

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States: (continued)
3,130,000		Fannie Mae Connecticut Avenue Securities, 5.091%, 11/25/24	$3,193,858	0.7
560,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-HQ3 M3, 4.941%, 10/25/24	576,949	0.1
300,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-HQ1 M2, 2.391%, 03/25/25	301,539	0.1
370,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-HQ1 M3, 3.991%, 03/25/25	363,827	0.1
320,000		Freddie Mac Structured Agency Credit Risk Debt Notes, 4.341%, 01/25/25	323,833	0.1
1,900,000		Freddie Mac Structured Agency Credit Risk Debt Notes, 4.741%, 10/25/24	1,939,263	0.4
230,000		GMAC Commercial Mortgage Securities, Inc. Series 2004-C3 Trust, 5.044%, 12/10/41	235,732	0.1
5,440,000	#,^	JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9 XB, 0.357%, 12/15/47	126,763	0.0
1,004,862	#	JP Morgan Chase Commercial Mortgage Securities Trust 2003-LN1 H, 5.464%, 10/15/37	1,007,753	0.2
460,000		JP Morgan Chase Commercial Mortgage Securities Trust 2004-CIBC9 E, 5.363%, 06/12/41	449,522	0.1
1,029,999	#	JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP1, 5.730%, 03/15/46	1,030,831	0.2
1,170,000		JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP4, 5.040%, 10/15/42	1,170,887	0.3
14,370,123	^	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX XA, 1.750%, 06/15/45	1,012,834	0.2
1,258,362		JP Morgan Mortgage Trust 2005-A4 B1, 2.503%, 07/25/35	1,135,120	0.2
453,000	#	LB-UBS Commercial Mortgage Trust 2005-C1 G, 5.277%, 02/15/40	451,884	0.1
760,000		LB-UBS Commercial Mortgage Trust 2005-C3 E, 4.983%, 07/15/40	763,478	0.2
1,360,000		LB-UBS Commercial Mortgage Trust 2006-C4 D, 5.852%, 06/15/38	1,385,902	0.3
450,000		LB-UBS Commercial Mortgage Trust 2006-C4 E, 5.852%, 06/15/38	457,407	0.1
640,000	#	LB-UBS Commercial Mortgage Trust 2006-C6 JR14, 5.990%, 09/15/39	652,381	0.1
270,000	#	LB-UBS Commercial Mortgage Trust 2006-C6 JR15, 5.990%, 09/15/39	273,830	0.1
270,000	#	LB-UBS Commercial Mortgage Trust 2006-C6 JR16, 5.990%, 09/15/39	269,610	0.1
610,000		Merrill Lynch Mortgage Investors Trust Series 1998-C1-CTL E, 6.750%, 11/15/26	671,699	0.1
579,305		Morgan Stanley Capital I Trust 2007-HQ13 A2, 5.649%, 12/15/44	582,151	0.1
1,020,000	#	Morgan Stanley Capital I Trust 2011-C1 D, 5.331%, 09/15/47	1,106,888	0.2
930,000	#	Morgan Stanley Capital I Trust 2011-C1 E, 5.331%, 09/15/47	994,217	0.2
677,625		Morgan Stanley Mortgage Loan Trust 2006-3AR 2A1, 2.804%, 03/25/36	560,488	0.1
2,026,239	#	Morgan Stanley Re-REMIC Trust 2010-C30 A3B, 5.246%, 12/17/43	2,024,764	0.4
800,857	#	N-Star Real Estate CDO Ltd. 2013-1A A, 2.037%, 08/25/29	800,617	0.2
2,081,054	#	Springleaf Mortgage Loan Trust 2013-3A A, 1.870%, 09/25/57	2,081,000	0.5
138,702		Structured Asset Securities Corp., 4.550%, 02/25/34	142,090	0.0
1,140,000	#	TIAA CMBS I Trust 2001-C1A L, 5.770%, 06/19/33	1,178,047	0.3
11,403,039	#,^	UBS-Barclays Commercial Mortgage Trust 2012-C3 XA, 2.107%, 08/10/49	1,145,194	0.3
1,118,837		WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 2.281%, 12/25/36	1,012,696	0.2
10,770,339	#,^	Wells Fargo Commercial Mortgage Trust 2012-LC5 XA, 2.078%, 10/15/45	1,033,257	0.2
707,725		Wells Fargo Mortgage Backed Securities Trust 2005-AR14 A1, 2.745%, 08/25/35	699,336	0.2
535,925		Wells Fargo Mortgage Backed Securities 2006-AR6 Trust 3A1, 2.580%, 03/25/36	521,671	0.1
5,036,481	#,^	WFRBS Commercial Mortgage Trust 2012-C8 XA, 2.180%, 08/15/45	466,604	0.1

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2015 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
			United States: (continued)
	15,868,048	^	WFRBS Commercial Mortgage Trust 2013-C16 XA, 1.032%, 09/15/46	$794,512	0.2

		Total Collateralized Mortgage Obligations
		(Cost $51,964,945)		52,216,009	11.4

ASSET-BACKED SECURITIES: 4.3%
			Cayman Islands: 3.9%
	1,570,000	#	Ares XII CLO Ltd. 2007-12A C, 2.282%, 11/25/20	1,554,272	0.3
	3,050,000	#	Black Diamond CLO 2005-1A C, 1.051%, 06/20/17	3,031,679	0.7
	2,000,000	#	Bluemountain CLO III Ltd. 2007-3A C, 0.973%, 03/17/21	1,938,596	0.4
	3,050,000	#	Castle Garden Funding 2005-1A C1, 2.034%, 10/27/20	3,023,758	0.6
	1,750,000	#	ColumbusNova CLO IV Ltd 2007-2A C, 2.539%, 10/15/21	1,707,356	0.4
	1,000,000	#	ColumbusNova CLO Ltd 2006-2A E, 4.029%, 04/04/18	988,918	0.2
	2,200,000	#	Madison Park Funding Ltd., 1.295%, 07/26/21	2,107,589	0.5
	2,750,000	#	Muir Grove CLO Ltd. 2007-1A B, 2.295%, 03/25/20	2,744,494	0.6
	1,000,000	#	Northwoods Capital VIII Ltd., 2.294%, 07/28/22	987,177	0.2
				18,083,839	3.9

			United States: 0.4%
	780,434		Citigroup Mortgage Loan Trust 2006-WF1, 5.387%, 03/25/36	578,159	0.1
	1,265,475		Securitized Asset Backed Receivables LLC Trust 2006-NC2 A3, 0.431%, 03/25/36	1,118,513	0.3
				1,696,672	0.4

		Total Asset-Backed Securities
		(Cost $19,759,799)		19,780,511	4.3

U.S. TREASURY OBLIGATIONS: 15.5%
			U.S. Treasury Bonds: 8.2%
	34,325,000		2.125%, due 05/15/25	34,139,954	7.4
	3,792,000		2.500%, due 02/15/45	3,472,346	0.8
				37,612,300	8.2

			U.S. Treasury Notes: 7.3%
	74,000		0.625%, due 06/30/17	73,954	0.0
	392,000		0.875%, due 07/15/18	390,775	0.1
	30,274,000		1.625%, due 07/31/20	30,274,000	6.6
	2,789,000		2.125%, due 06/30/22	2,827,348	0.6
				33,566,077	7.3

		Total U.S. Treasury Obligations
		(Cost $70,502,832)		71,178,377	15.5

FOREIGN GOVERNMENT BONDS: 16.0%
			Austria: 3.2%
EUR	12,300,000	#	Austria Government Bond, 1.650%, 10/21/24	14,597,345	3.2

			Brazil: 0.2%
	200,000		Banco Nacional de Desenvolvimento Economico e Social, 5.750%, 09/26/23	199,980	0.0
	529,000		Brazilian Government International Bond, 2.625%, 01/05/23	461,552	0.1
	429,000		Brazilian Government International Bond, 5.000%, 01/27/45	361,004	0.1
				1,022,536	0.2

			Canada: 0.2%
CAD	880,000		Canadian Government Bond, 3.500%, 12/01/45	878,755	0.2

			Colombia: 0.6%
	1,529,000		Colombia Government International Bond, 2.625%, 03/15/23	1,401,329	0.3
	943,000		Colombia Government International Bond, 8.125%, 05/21/24	1,204,682	0.3
				2,606,011	0.6

			Croatia: 0.1%
	300,000		Croatia Government International Bond, 6.375%, 03/24/21	324,375	0.1

			Dominican Republic: 0.2%
	686,000	#	Dominican Republic International Bond, 6.600%, 01/28/24	747,054	0.2

			Egypt: 0.1%
	410,000		Egypt Government International Bond, 5.750%, 04/29/20	430,393	0.1

			Germany: 2.3%
EUR	8,000,000		Bundesrepublik Deutschland, 2.250%, 09/04/20	9,787,862	2.1
EUR	10,000		Bundesrepublik Deutschland, 2.500%, 08/15/46	14,301	0.0
EUR	770,000		Bundesschatzanweisungen, -0.240%, 06/16/17	849,396	0.2

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2015 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
			Germany: (continued)
EUR	20,000	Z	Bundesschatzanweisungen, -0.270%, 12/11/15	$21,986	0.0
				10,673,545	2.3

			Guatemala: 0.2%
	530,000		Guatemala Government Bond, 8.125%, 10/06/34	697,003	0.2

			Hungary: 0.4%
	610,000		Hungary Government International Bond, 5.375%, 02/21/23	667,596	0.1
	860,000		Hungary Government International Bond, 7.625%, 03/29/41	1,159,607	0.3
				1,827,203	0.4

			Indonesia: 0.1%
	300,000	#	Indonesia Government International Bond, 4.125%, 01/15/25	297,000	0.1
	200,000		Pertamina Persero PT, 4.300%, 05/20/23	193,040	0.0
				490,040	0.1

			Ivory Coast: 0.1%
	475,000		Ivory Coast Government International Bond, 5.750%, 12/31/32	440,747	0.1

			Kazakhstan: 0.3%
	1,000,000	#	Kazakhstan Government International Bond, 5.125%, 07/21/25	992,120	0.2
	670,000	#	Kazakhstan Temir Zholy Finance BV, 6.950%, 07/10/42	609,231	0.1
				1,601,351	0.3

			Lebanon: 0.1%
	475,000		Lebanon Government International Bond, 6.000%, 01/27/23	482,192	0.1

			Lithuania: 0.2%
	600,000		Lithuania Government International Bond, 6.625%, 02/01/22	721,500	0.2

			Mexico: 1.3%
MXN	68,670,000		Mexican Bonos, 6.500%, 06/10/21	4,467,460	1.0
	250,000		Mexico Government International Bond, 4.000%, 10/02/23	258,125	0.0
	425,000		Petroleos Mexicanos, 4.500%, 01/23/26	417,775	0.1
	900,000		Petroleos Mexicanos, 5.500%, 06/27/44	837,000	0.2
				5,980,360	1.3

			Morocco: 0.1%
	400,000		Morocco Government International Bond, 4.250%, 12/11/22	408,800	0.1

			Netherlands: 0.4%
	2,000,000		Kazakhstan Temir Zholy Finance BV, 6.950%, 07/10/42	1,818,600	0.4

			Panama: 0.1%
	540,000		Panama Government International Bond, 6.700%, 01/26/36	677,700	0.1

			Peru: 0.5%
	2,200,000	#	El Fondo MIVIVIENDA S.A., 3.500%, 01/31/23	2,120,140	0.5
	250,000		Peruvian Government International Bond, 5.625%, 11/18/50	282,500	0.0
				2,402,640	0.5

			Philippines: 0.3%
	230,000		Philippine Government International Bond, 4.000%, 01/15/21	248,975	0.1
	650,000		Philippine Government International Bond, 7.750%, 01/14/31	949,000	0.2
				1,197,975	0.3

			Poland: 0.1%
	495,000		Poland Government International Bond, 5.000%, 03/23/22	554,177	0.1

			Russia: 0.3%
	600,000	#	Russian Foreign Bond - Eurobond, 4.875%, 09/16/23	585,750	0.1
	850,911		Russian Foreign Bond - Eurobond, 7.500%, 03/31/30	997,055	0.2
				1,582,805	0.3

			South Africa: 0.2%
	750,000	#	Transnet SOC Ltd., 4.000%, 07/26/22	720,492	0.2

			Spain: 1.0%
EUR	4,000,000	#	Spain Government Bond, 2.750%, 10/31/24	4,739,605	1.0

			Sri Lanka: 0.0%
	200,000		Sri Lanka Government International Bond, 5.875%, 07/25/22	199,250	0.0

			Trinidad And Tobago: 0.1%
	437,500		Petroleum Co. of Trinidad & Tobago Ltd., 6.000%, 05/08/22	440,781	0.1

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2015 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
			Turkey: 0.4%
	650,000		Turkey Government International Bond, 6.000%, 01/14/41	$681,688	0.1
	1,150,000		Turkey Government International Bond, 7.375%, 02/05/25	1,371,375	0.3
				2,053,063	0.4

			United Kingdom: 2.5%
GBP	120,000		United Kingdom Gilt, 2.000%, 07/22/20	192,471	0.0
GBP	3,900,000		United Kingdom Gilt, 3.500%, 01/22/45	7,281,742	1.6
GBP	10,000		United Kingdom Gilt, 4.500%, 09/07/34	20,529	0.0
GBP	2,000,000		United Kingdom Gilt, 5.000%, 03/07/25	3,976,463	0.9
				11,471,205	2.5

			Uruguay: 0.1%
	280,404		Uruguay Government International Bond, 7.625%, 03/21/36	375,391	0.1

			Venezuela: 0.2%
	1,288,000		Petroleos de Venezuela SA, 5.250%, 04/12/17	627,642	0.2
	309,000		Petroleos de Venezuela SA, 9.000%, 11/17/21	124,759	0.0
				752,401	0.2

			Vietnam: 0.1%
	225,000		Vietnam Government International Bond, 6.750%, 01/29/20	250,875	0.1

		Total Foreign Government Bonds
		(Cost $76,670,837)		73,166,170	16.0

U.S. GOVERNMENT AGENCY OBLIGATIONS: 18.6%
			Federal Home Loan Mortgage Corporation: 7.0%##
	3,420,000	W,Z	3.000%, due 08/01/44	3,430,955	0.7
	2,642,355		3.000%, due 04/01/45	2,654,451	0.6
	2,628,928		3.000%, due 04/01/45	2,641,779	0.6
	4,643,000	W	3.500%, due 09/01/44	4,796,691	1.0
	2,700,272	^	4.000%, due 12/15/41	435,425	0.1
	28,908,504	^	4.000%, due 04/15/43	5,478,465	1.2
	6,705,735	^	5.000%, due 04/15/39	1,207,919	0.3
	3,058,034	^	5.000%, due 02/15/40	585,155	0.1
	410,636		5.500%, due 11/15/32	450,143	0.1
	6,803,354	^	5.813%, due 05/15/36	713,898	0.2
	4,360,578	^	5.863%, due 02/15/37	757,432	0.2
	5,481,888	^	5.863%, due 07/15/40	864,494	0.2
	17,583,796	^	5.913%, due 09/15/36	2,876,975	0.6
	12,510,693	^	6.363%, due 05/15/41	2,782,463	0.6
	8,577,783	^	6.463%, due 02/15/41	1,403,325	0.3
	4,096,358	^	6.813%, due 02/15/33	840,573	0.2
				31,920,143	7.0

			Federal National Mortgage Association: 8.3%##
	1,117,000	W	2.500%, due 08/01/29	1,133,842	0.2
	2,199,664		3.000%, due 01/25/38	2,296,164	0.5
	1,941,412		3.000%, due 07/01/43	1,960,587	0.4
	3,938,734		3.000%, due 07/01/43	3,981,946	0.9
	2,633,000	W	3.000%, due 09/01/44	2,642,008	0.6
	425,000	W	3.500%, due 09/01/44	439,865	0.1
	6,567,000	W	4.000%, due 08/01/45	6,986,672	1.5
	379,130		4.500%, due 12/01/40	411,435	0.1
	370,018		4.500%, due 12/01/40	403,688	0.1
	586,954		4.500%, due 12/01/40	640,389	0.1
	5,379,153	^	4.500%, due 02/25/43	789,806	0.2
	5,994,542		4.500%, due 05/01/44	6,511,693	1.4
	2,420,718	^	5.000%, due 05/25/18	107,104	0.0
	299,513		5.000%, due 07/25/34	303,057	0.1
	707,671		5.000%, due 05/01/41	784,883	0.2
	339,325		5.000%, due 06/01/41	376,349	0.1
	6,228,473	^	5.760%, due 09/25/41	1,037,664	0.2
	23,568,100	^	5.880%, due 11/25/40	3,213,605	0.7
	4,755,994	^	5.910%, due 07/25/38	585,843	0.1
	367,688		6.000%, due 04/25/33	411,505	0.1
	2,933,756	^	6.260%, due 02/25/42	506,366	0.1
	6,394,293	^	6.360%, due 09/25/40	1,200,477	0.3
	1,701,105	^	6.580%, due 04/25/37	321,761	0.1
	134,924		23.238%, due 07/25/35	203,450	0.0
	470,377		32.498%, due 11/25/36	855,984	0.2
				38,106,143	8.3

			Government National Mortgage Association: 3.3%
	4,141,112	^	3.000%, due 01/20/28	465,610	0.1
	335,000		3.500%, due 04/20/42	349,002	0.1
	11,335,017	^	4.000%, due 08/16/26	1,445,865	0.3
	11,044,545	^	4.000%, due 04/20/38	1,025,609	0.2
	2,532,520		4.500%, due 07/20/34	2,732,975	0.6
	1,766,290		4.500%, due 07/20/34	1,906,592	0.4
	1,142,908		4.500%, due 07/20/34	1,233,762	0.3
	5,903,339	^	4.500%, due 12/20/37	388,042	0.1
	522,098		4.500%, due 08/20/41	569,512	0.1
	2,248,871	^	5.000%, due 11/20/39	358,963	0.1
	3,760,750	^	5.000%, due 10/20/40	581,598	0.1
	762,431		5.140%, due 10/20/60	823,796	0.2
	496,943		5.288%, due 10/20/60	540,889	0.1
	57,560		5.500%, due 03/20/39	65,213	0.0
	5,611,883	^	6.463%, due 09/16/40	1,008,455	0.2
	742,587		21.439%, due 03/20/37	1,160,884	0.3
	291,953		24.614%, due 04/16/37	385,869	0.1
				15,042,636	3.3

		Total U.S. Government Agency Obligations
		(Cost $82,348,314)		85,068,922	18.6

# of Contracts			Value	Percentage of Net Assets
PURCHASED OPTIONS: 1.3%
Options on Currencies: 0.0%
26,050,000	@	Put CNH vs Call USD, Strike @ 6.463, Exp. 08/03/15 Counterparty: JPMorgan Chase & Co.	–	–

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2015 (Unaudited) (Continued)

# of Contracts		Value	Percentage of Net Assets
PURCHASED OPTIONS: (continued)
	Options on Currencies: (continued)
97,284,792	@ Put EUR vs. Call USD, Strike @ 1.055, Exp. 08/12/15 Counterparty: Bank of America	$31,687	0.0
		31,687	0.0

	OTC Interest Rate Swaptions: 1.3%
45,700,000	@ Pay a fixed rate equal to 3.140% and receive a floating rate based on the 3-month USD-LIBOR-BBA, Exp. 05/19/25 Counterparty: Morgan Stanley	2,915,046	0.6
45,700,000	@ Receive a fixed rate equal to 3.140% and pay a floating rate based on the 3-month USD-LIBOR-BBA, Exp. 05/19/25 Counterparty: Morgan Stanley	2,989,660	0.7
		5,904,706	1.3

	Total Purchased Options
	(Cost $7,451,084)	5,936,393	1.3

	Total Long-Term Investments
	(Cost $450,840,480)	452,711,179	98.8

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.1%
	Mutual Funds: 0.1%
442,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.090%††
	(Cost $442,000)	442,000	0.1

	Total Short-Term Investments
	(Cost $442,000)	442,000	0.1

	Total Investments in Securities (Cost $451,282,480)	$453,153,179	98.9
	Assets in Excess of Other Liabilities	5,113,639	1.1
	Net Assets	$458,266,818	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of July 31, 2015.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
##	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
@	Non-income producing security.
&	Payment-in-kind
W	Settlement is on a when-issued or delayed-delivery basis.
^	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

CAD	Canadian Dollar
EUR	EU Euro
GBP	British Pound
MXN	Mexican Peso

Cost for federal income tax purposes is $452,511,513.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$10,485,673
Gross Unrealized Depreciation	(9,844,007)

Net Unrealized Appreciation	$641,666

Sector Diversification	Percentage of Net Assets
U.S. Government Agency Obligations	18.6%
Foreign Government Bonds	16.0
U.S. Treasury Obligations	15.5
Collateralized Mortgage Obligations	11.4
Financial	9.4
Communications	6.7
Consumer, Non-cyclical	4.4
Other Asset-Backed Securities	4.3
Basic Materials	2.3
Energy	2.1
Consumer, Cyclical	2.0
Utilities	2.0
Technology	1.9
Purchased Options	1.3
Industrial	0.8
Diversified	0.1
Short-Term Investments	0.1
Assets in Excess of Other Liabilities	1.1
Net Assets	100.0%

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2015
Asset Table
Investments, at fair value
Purchased Options	$–	$5,936,393	$–	$5,936,393
Corporate Bonds/Notes	–	145,364,797	–	145,364,797
Collateralized Mortgage Obligations	–	52,216,009	–	52,216,009
U.S. Treasury Obligations	–	71,178,377	–	71,178,377
Asset-Backed Securities	–	19,780,511	–	19,780,511
Foreign Government Bonds	–	73,166,170	–	73,166,170
U.S. Government Agency Obligations	–	85,068,922	–	85,068,922
Short-Term Investments	442,000	–	–	442,000
Total Investments, at fair value	$442,000	$452,711,179	$–	$453,153,179
Other Financial Instruments+
Centrally Cleared Swaps	–	12,791,929	–	12,791,929
Forward Foreign Currency Contracts	–	7,494,740	–	7,494,740
Futures	1,633,487	–	–	1,633,487
Written Options	–	–	–	–
Total Assets	$2,075,487	$472,997,848	$–	$475,073,335
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(16,408,980)	$–	$(16,408,980)
Forward Foreign Currency Contracts	–	(15,984,173)	–	(15,984,173)
Futures	(253,889)	–	–	(253,889)
Written Options	–	(1,719,739)	–	(1,719,739)
Total Liabilities	$(253,889)	$(34,112,892)	$–	$(34,366,781)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At July 31, 2015, the following forward foreign currency contracts were outstanding for Voya Global Bond Fund:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Barclays Bank PLC	Japanese Yen	126,342,124	Buy	08/14/15	$1,017,000	$1,019,520	$2,520
Barclays Bank PLC	Norwegian Krone	16,174,652	Buy	08/14/15	1,972,000	1,979,683	7,683
Barclays Bank PLC	Norwegian Krone	12,887,086	Buy	08/14/15	1,578,000	1,577,304	(696)
Barclays Bank PLC	Norwegian Krone	6,455,301	Buy	08/14/15	790,000	790,091	91
Barclays Bank PLC	Swiss Franc	3,409,389	Buy	08/14/15	3,610,000	3,529,499	(80,501)
Barclays Bank PLC	Norwegian Krone	28,505,888	Buy	08/14/15	3,621,000	3,488,954	(132,046)
Barclays Bank PLC	Swedish Krona	9,891,668	Buy	08/14/15	1,219,000	1,146,826	(72,174)
Barclays Bank PLC	Japanese Yen	124,868,466	Buy	08/14/15	1,005,000	1,007,628	2,628
Barclays Bank PLC	Swedish Krona	8,891,894	Buy	08/14/15	1,045,000	1,030,913	(14,087)
Barclays Bank PLC	Turkish Lira	2,137,465	Buy	09/11/15	770,853	762,724	(8,129)
Barclays Bank PLC	Singapore Dollar	1,168,896	Buy	08/14/15	881,448	851,783	(29,665)
Barclays Bank PLC	Swedish Krona	18,472,573	Buy	08/14/15	2,259,000	2,141,683	(117,317)
Citigroup, Inc.	Canadian Dollar	4,018,499	Buy	08/14/15	3,110,000	3,072,388	(37,612)
Citigroup, Inc.	EU Euro	898,156	Buy	08/14/15	997,000	986,526	(10,474)
Citigroup, Inc.	Norwegian Krone	9,406,472	Buy	08/14/15	1,160,000	1,151,297	(8,703)
Citigroup, Inc.	Norwegian Krone	9,318,061	Buy	08/14/15	1,132,000	1,140,476	8,476
Citigroup, Inc.	Norwegian Krone	7,102,811	Buy	08/14/15	878,000	869,342	(8,658)
Citigroup, Inc.	EU Euro	292,535	Buy	08/14/15	324,000	321,317	(2,683)
Citigroup, Inc.	EU Euro	4,018,010	Buy	08/14/15	4,507,000	4,413,342	(93,658)
Citigroup, Inc.	EU Euro	2,284,346	Buy	08/14/15	2,561,000	2,509,103	(51,897)
Citigroup, Inc.	EU Euro	12,200,227	Buy	08/14/15	13,904,000	13,400,610	(503,390)
Citigroup, Inc.	Canadian Dollar	1,883,377	Buy	08/14/15	1,534,000	1,439,957	(94,043)
Citigroup, Inc.	EU Euro	2,369,156	Buy	08/14/15	2,674,000	2,602,258	(71,742)
Citigroup, Inc.	Japanese Yen	131,882,284	Buy	08/14/15	1,069,000	1,064,226	(4,774)

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2015 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Citigroup, Inc.	British Pound	1,298,957	Buy	08/14/15	$2,020,000	$2,028,364	$8,364
Citigroup, Inc.	Canadian Dollar	2,702,736	Buy	08/14/15	2,189,000	2,066,407	(122,593)
Citigroup, Inc.	British Pound	1,112,516	Buy	08/14/15	1,710,000	1,737,230	27,230
Citigroup, Inc.	British Pound	1,908,171	Buy	08/14/15	2,914,000	2,979,670	65,670
Citigroup, Inc.	Australian Dollar	1,544,192	Buy	08/14/15	1,196,000	1,128,035	(67,965)
Citigroup, Inc.	EU Euro	328,294	Buy	08/14/15	359,000	360,595	1,595
Citigroup, Inc.	Japanese Yen	43,763,737	Buy	08/14/15	351,000	353,152	2,152
Citigroup, Inc.	Australian Dollar	1,284,314	Buy	08/14/15	978,000	938,193	(39,807)
Citigroup, Inc.	Israeli New Shekel	2,455,415	Buy	09/11/15	643,506	650,906	7,400
Citigroup, Inc.	Mexican Peso	101,736,387	Buy	09/11/15	6,653,154	6,295,690	(357,464)
Citigroup, Inc.	Philippine Peso	5,747,021	Buy	08/14/15	128,540	125,623	(2,917)
Citigroup, Inc.	Australian Dollar	9,189,114	Buy	08/14/15	7,317,641	6,712,663	(604,978)
Deutsche Bank AG	EU Euro	5,094,154	Buy	08/14/15	5,563,000	5,595,369	32,369
Deutsche Bank AG	British Pound	3,235,495	Buy	08/14/15	5,047,000	5,052,329	5,329
Deutsche Bank AG	Japanese Yen	2,742,687,027	Buy	08/14/15	22,142,000	22,132,160	(9,840)
Deutsche Bank AG	Norwegian Krone	17,928,143	Buy	08/14/15	2,198,000	2,194,300	(3,700)
Deutsche Bank AG	Japanese Yen	103,758,794	Buy	08/14/15	860,000	837,283	(22,717)
Deutsche Bank AG	Australian Dollar	4,185,622	Buy	08/14/15	3,142,000	3,057,604	(84,396)
Deutsche Bank AG	Swiss Franc	5,179,618	Buy	08/14/15	5,489,000	5,362,091	(126,909)
Deutsche Bank AG	Norwegian Krone	19,330,990	Buy	08/14/15	2,521,000	2,366,000	(155,000)
Deutsche Bank AG	Swedish Krona	13,427,904	Buy	08/14/15	1,657,000	1,556,812	(100,188)
Deutsche Bank AG	British Pound	1,773,738	Buy	08/14/15	2,751,000	2,769,749	18,749
Deutsche Bank AG	Swedish Krona	2,375,160	Buy	08/14/15	284,000	275,373	(8,627)
Deutsche Bank AG	EU Euro	1,037,895	Buy	08/14/15	1,158,000	1,140,013	(17,987)
Deutsche Bank AG	Romanian New Leu	62,298	Buy	09/11/15	15,814	15,516	(298)
Deutsche Bank AG	Malaysian Ringgit	3,721,157	Buy	08/14/15	1,036,332	970,622	(65,710)
Goldman Sachs & Co.	EU Euro	20,462,437	Buy	08/14/15	22,573,000	22,475,739	(97,261)
Goldman Sachs & Co.	EU Euro	12,235,054	Buy	08/14/15	13,544,000	13,438,862	(105,138)
Goldman Sachs & Co.	Japanese Yen	2,827,277,743	Buy	08/14/15	22,817,000	22,814,766	(2,234)
Goldman Sachs & Co.	Canadian Dollar	2,352,999	Buy	08/14/15	1,862,000	1,799,012	(62,988)
Goldman Sachs & Co.	British Pound	2,023,566	Buy	08/14/15	3,184,000	3,159,864	(24,136)
Goldman Sachs & Co.	British Pound	1,645,613	Buy	08/14/15	2,589,000	2,569,678	(19,322)
Goldman Sachs & Co.	British Pound	3,727,951	Buy	08/14/15	5,845,000	5,821,315	(23,685)
Goldman Sachs & Co.	EU Euro	12,640,458	Buy	08/14/15	14,269,000	13,884,154	(384,846)
Goldman Sachs & Co.	EU Euro	12,689,185	Buy	08/14/15	14,120,000	13,937,676	(182,324)
HSBC Bank PLC	Peruvian Nuevo Sol	172,112	Buy	09/11/15	53,651	53,623	(28)
HSBC Bank PLC	South Korean Won	6,807,577,482	Buy	08/14/15	6,199,133	5,822,099	(377,034)
Morgan Stanley	Swedish Krona	15,446,443	Buy	08/14/15	1,789,000	1,790,838	1,838
JPMorgan Chase & Co.	EU Euro	20,476,871	Buy	08/14/15	22,573,000	22,491,593	(81,407)
JPMorgan Chase & Co.	Swiss Franc	915,310	Buy	08/14/15	951,000	947,556	(3,444)
JPMorgan Chase & Co.	British Pound	4,208,764	Buy	08/14/15	6,570,000	6,572,121	2,121
JPMorgan Chase & Co.	EU Euro	1,763,743	Buy	08/14/15	1,919,000	1,937,277	18,277
JPMorgan Chase & Co.	EU Euro	12,395,628	Buy	08/14/15	13,570,000	13,615,236	45,236
JPMorgan Chase & Co.	Australian Dollar	5,720,479	Buy	08/14/15	4,234,000	4,178,819	(55,181)
JPMorgan Chase & Co.	Canadian Dollar	6,776,081	Buy	08/14/15	5,319,000	5,180,728	(138,272)
JPMorgan Chase & Co.	Norwegian Krone	33,834,849	Buy	08/14/15	4,231,000	4,141,187	(89,813)
JPMorgan Chase & Co.	New Zealand Dollar	2,435,843	Buy	08/14/15	1,629,000	1,606,529	(22,471)
JPMorgan Chase & Co.	Swiss Franc	1,895,785	Buy	08/14/15	2,007,000	1,962,571	(44,429)
JPMorgan Chase & Co.	EU Euro	3,529,943	Buy	08/14/15	3,908,000	3,877,255	(30,745)
JPMorgan Chase & Co.	Australian Dollar	1,558,127	Buy	08/14/15	1,199,000	1,138,214	(60,786)
JPMorgan Chase & Co.	Australian Dollar	1,831,200	Buy	08/14/15	1,412,000	1,337,695	(74,305)
JPMorgan Chase & Co.	Australian Dollar	4,814,197	Buy	08/14/15	3,729,000	3,516,779	(212,221)

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2015 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase & Co.	Japanese Yen	363,065,694	Buy	08/14/15	$2,963,000	$2,929,765	$(33,235)
JPMorgan Chase & Co.	New Zealand Dollar	1,094,869	Buy	08/14/15	752,000	722,107	(29,893)
JPMorgan Chase & Co.	Australian Dollar	3,390,761	Buy	08/14/15	2,620,000	2,476,957	(143,043)
JPMorgan Chase & Co.	Canadian Dollar	3,553,651	Buy	08/14/15	2,902,000	2,716,983	(185,017)
JPMorgan Chase & Co.	British Pound	2,614,984	Buy	08/14/15	4,008,000	4,083,381	75,381
JPMorgan Chase & Co.	Japanese Yen	95,734,042	Buy	08/14/15	768,000	772,527	4,527
JPMorgan Chase & Co.	British Pound	3,932,257	Buy	08/14/15	6,040,000	6,140,346	100,346
JPMorgan Chase & Co.	Australian Dollar	2,360,346	Buy	08/14/15	1,827,000	1,724,237	(102,763)
JPMorgan Chase & Co.	Canadian Dollar	2,628,162	Buy	08/14/15	2,116,000	2,009,390	(106,610)
JPMorgan Chase & Co.	EU Euro	1,341,623	Buy	08/14/15	1,476,000	1,473,626	(2,374)
JPMorgan Chase & Co.	Canadian Dollar	15,400	Buy	08/14/15	12,351	11,774	(577)
JPMorgan Chase & Co.	EU Euro	1,674,252	Buy	08/14/15	1,834,000	1,838,982	4,982
JPMorgan Chase & Co.	Brazilian Real	97,178	Buy	09/11/15	30,968	27,982	(2,986)
JPMorgan Chase & Co.	Hong Kong Sar Dollar	1,153,673	Buy	08/14/15	148,822	148,816	(6)
JPMorgan Chase & Co.	Canadian Dollar	27,812,956	Buy	08/14/15	23,057,513	21,264,704	(1,792,809)
JPMorgan Chase & Co.	Danish Krone	11,481,481	Buy	08/14/15	1,747,723	1,690,097	(57,626)
JPMorgan Chase & Co.	British Pound	11,950,743	Buy	08/14/15	18,776,578	18,661,470	(115,108)
Morgan Stanley	Australian Dollar	2,726,101	Buy	08/14/15	2,027,000	1,991,422	(35,578)
Morgan Stanley	New Zealand Dollar	2,565,472	Buy	08/14/15	1,782,000	1,692,025	(89,975)
Morgan Stanley	British Pound	1,295,798	Buy	08/14/15	2,018,000	2,023,429	5,429
Morgan Stanley	Australian Dollar	2,454,621	Buy	08/14/15	1,890,000	1,793,104	(96,896)
Morgan Stanley	EU Euro	10,730,751	Buy	08/14/15	12,152,000	11,786,551	(365,449)
Morgan Stanley	Norwegian Krone	19,625,802	Buy	08/14/15	2,520,000	2,402,083	(117,917)
Morgan Stanley	New Zealand Dollar	2,575,111	Buy	08/14/15	1,827,000	1,698,382	(128,618)
Morgan Stanley	Swedish Krona	13,721,221	Buy	08/14/15	1,657,000	1,590,818	(66,182)
Morgan Stanley	EU Euro	1,298,413	Buy	08/14/15	1,464,000	1,426,164	(37,836)
Morgan Stanley	EU Euro	2,079,920	Buy	08/14/15	2,343,000	2,284,564	(58,436)
Morgan Stanley	British Pound	3,186,351	Buy	08/14/15	4,879,000	4,975,590	96,590
Morgan Stanley	EU Euro	4,299,264	Buy	08/14/15	4,781,000	4,722,269	(58,731)
Morgan Stanley	EU Euro	13,803,912	Buy	08/14/15	15,170,000	15,162,082	(7,918)
Morgan Stanley	EU Euro	13,434	Buy	08/14/15	14,718	14,756	38
Morgan Stanley	EU Euro	2,695,093	Buy	08/14/15	2,935,000	2,960,264	25,264
Morgan Stanley	Chilean Peso	42,359,358	Buy	09/11/15	66,645	62,593	(4,052)
Morgan Stanley	Colombian Peso	21,945,913	Buy	09/11/15	8,589	7,606	(983)
Morgan Stanley	Czech Koruna	12,398,032	Buy	09/11/15	518,447	502,919	(15,528)
Morgan Stanley	British Pound	576,423	Buy	08/14/15	903,000	900,103	(2,897)
Morgan Stanley	Hungarian Forint	44,150,298	Buy	09/11/15	161,455	157,736	(3,719)
Morgan Stanley	Norwegian Krone	16,892,479	Buy	08/14/15	2,234,000	2,067,540	(166,460)
Morgan Stanley	New Zealand Dollar	3,967,289	Buy	08/14/15	2,887,000	2,616,575	(270,425)
Morgan Stanley	Polish Zloty	4,397,765	Buy	09/11/15	1,200,612	1,164,501	(36,111)
Morgan Stanley	Russian Ruble	31,185,849	Buy	09/11/15	565,166	501,100	(64,066)
Morgan Stanley	South African Rand	15,146,779	Buy	09/11/15	1,227,388	1,189,109	(38,279)
Morgan Stanley	British Pound	1,240,023	Buy	08/14/15	1,921,000	1,936,335	15,335
Morgan Stanley	Thai Baht	56,694,198	Buy	08/14/15	1,687,076	1,607,943	(79,133)
Morgan Stanley	EU Euro	75,518,722	Buy	08/14/15	85,718,870	82,949,022	(2,769,848)
Morgan Stanley	British Pound	1,058,447	Buy	08/14/15	1,665,000	1,652,799	(12,201)
Morgan Stanley	Japanese Yen	9,156,191,631	Buy	08/14/15	76,479,507	73,886,044	(2,593,463)
Morgan Stanley	Australian Dollar	2,883,598	Buy	08/14/15	2,114,000	2,106,473	(7,527)
Morgan Stanley	Norwegian Krone	15,428,476	Buy	08/14/15	1,890,000	1,888,355	(1,645)
Morgan Stanley	British Pound	1,397,033	Buy	08/14/15	2,174,000	2,181,511	7,511

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2015 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Morgan Stanley	Japanese Yen	1,653,329,226	Buy	08/14/15	$13,419,000	$13,341,568	$(77,432)
Morgan Stanley	EU Euro	1,241,208	Buy	08/14/15	1,347,000	1,363,330	16,330
Morgan Stanley	Japanese Yen	3,260,028,731	Buy	08/14/15	26,279,000	26,306,857	27,857
Morgan Stanley	Australian Dollar	10,048,360	Buy	08/14/15	7,449,000	7,340,344	(108,656)
Morgan Stanley	Swedish Krona	10,305,730	Buy	08/14/15	1,226,000	1,194,831	(31,169)
							$(14,507,274)

Barclays Bank PLC	Swiss Franc	1,257,996	Sell	08/14/15	$1,297,000	$1,302,314	$(5,314)
Barclays Bank PLC	Swedish Krona	22,964,851	Sell	08/14/15	2,685,000	2,662,511	22,489
Barclays Bank PLC	Norwegian Krone	7,989,963	Sell	08/14/15	971,000	977,925	(6,925)
Barclays Bank PLC	Norwegian Krone	38,385,436	Sell	08/14/15	4,867,000	4,698,152	168,848
Barclays Bank PLC	EU Euro	774,290	Sell	08/14/15	880,000	850,472	29,528
Barclays Bank PLC	Japanese Yen	1,767,498,134	Sell	08/14/15	14,240,000	14,262,856	(22,856)
Barclays Bank PLC	Swedish Krona	9,186,274	Sell	08/14/15	1,074,000	1,065,043	8,957
Citigroup, Inc.	EU Euro	1,455,739	Sell	08/14/15	1,610,000	1,598,969	11,031
Citigroup, Inc.	Norwegian Krone	15,491,688	Sell	08/14/15	1,900,000	1,896,092	3,908
Citigroup, Inc.	Australian Dollar	2,900,674	Sell	08/14/15	2,111,000	2,118,947	(7,947)
Citigroup, Inc.	Canadian Dollar	1,763,546	Sell	08/14/15	1,385,000	1,348,339	36,661
Citigroup, Inc.	Swedish Krona	9,294,348	Sell	08/14/15	1,101,000	1,077,573	23,427
Citigroup, Inc.	Canadian Dollar	2,428,434	Sell	08/14/15	1,963,000	1,856,686	106,314
Citigroup, Inc.	Norwegian Krone	5,682,694	Sell	08/14/15	723,000	695,528	27,472
Citigroup, Inc.	Canadian Dollar	811,278	Sell	08/14/15	657,000	620,271	36,729
Citigroup, Inc.	Canadian Dollar	1,453,452	Sell	08/14/15	1,172,000	1,111,253	60,747
Citigroup, Inc.	British Pound	780,947	Sell	08/14/15	1,240,000	1,219,475	20,525
Citigroup, Inc.	Swedish Krona	13,232,626	Sell	08/14/15	1,622,000	1,534,171	87,829
Citigroup, Inc.	Canadian Dollar	1,616,806	Sell	08/14/15	1,312,000	1,236,147	75,853
Citigroup, Inc.	British Pound	1,420,206	Sell	08/14/15	2,199,000	2,217,697	(18,697)
Citigroup, Inc.	Canadian Dollar	1,515,195	Sell	08/14/15	1,232,000	1,158,459	73,541
Citigroup, Inc.	Swedish Krona	13,879,692	Sell	08/14/15	1,670,000	1,609,191	60,809
Citigroup, Inc.	British Pound	1,430,028	Sell	08/14/15	2,192,000	2,233,035	(41,035)
Citigroup, Inc.	British Pound	979,230	Sell	08/14/15	1,497,000	1,529,099	(32,099)
Citigroup, Inc.	British Pound	3,059,567	Sell	08/14/15	4,683,000	4,777,613	(94,613)
Citigroup, Inc.	British Pound	803,641	Sell	08/14/15	1,237,000	1,254,911	(17,911)
Citigroup, Inc.	EU Euro	774,508	Sell	08/14/15	859,000	850,712	8,288
Deutsche Bank AG	EU Euro	11,987,304	Sell	08/14/15	13,207,000	13,166,737	40,263
Deutsche Bank AG	Swiss Franc	1,516,450	Sell	08/14/15	1,577,000	1,569,873	7,127
Deutsche Bank AG	British Pound	2,247,773	Sell	08/14/15	3,481,000	3,509,970	(28,970)
Deutsche Bank AG	Japanese Yen	285,688,929	Sell	08/14/15	2,316,000	2,305,372	10,628
Deutsche Bank AG	Japanese Yen	239,222,860	Sell	08/14/15	1,951,000	1,930,413	20,587
Deutsche Bank AG	British Pound	4,030,528	Sell	08/14/15	6,248,000	6,293,800	(45,800)
Deutsche Bank AG	EU Euro	4,110,626	Sell	08/14/15	4,593,000	4,515,071	77,929
Deutsche Bank AG	Norwegian Krone	46,677,638	Sell	08/14/15	5,780,000	5,713,069	66,931
Deutsche Bank AG	Swedish Krona	7,689,860	Sell	08/14/15	934,000	891,551	42,449
Deutsche Bank AG	Japanese Yen	94,388,197	Sell	08/14/15	755,000	761,667	(6,667)
Deutsche Bank AG	Norwegian Krone	19,299,459	Sell	08/14/15	2,459,000	2,362,141	96,859
Deutsche Bank AG	Australian Dollar	4,288,936	Sell	08/14/15	3,284,000	3,133,075	150,925
Deutsche Bank AG	Norwegian Krone	17,197,300	Sell	08/14/15	2,212,000	2,104,849	107,151
Goldman Sachs & Co.	EU Euro	20,733,995	Sell	08/14/15	22,697,000	22,774,016	(77,016)
Goldman Sachs & Co.	British Pound	4,464,321	Sell	08/14/15	6,924,000	6,971,181	(47,181)
Goldman Sachs & Co.	EU Euro	1,129,022	Sell	08/14/15	1,242,000	1,240,107	1,893
Goldman Sachs & Co.	Canadian Dollar	1,994,395	Sell	08/14/15	1,538,000	1,524,837	13,163
Goldman Sachs & Co.	EU Euro	12,373,775	Sell	08/14/15	13,570,000	13,591,233	(21,233)
Goldman Sachs & Co.	British Pound	821,758	Sell	08/14/15	1,281,000	1,283,202	(2,202)
Goldman Sachs & Co.	Canadian Dollar	2,845,614	Sell	08/14/15	2,295,000	2,175,646	119,354
Goldman Sachs & Co.	EU Euro	14,421,897	Sell	08/14/15	16,221,000	15,840,870	380,130
Goldman Sachs & Co.	Japanese Yen	99,570,308	Sell	08/14/15	801,000	803,484	(2,484)
Goldman Sachs & Co.	British Pound	418,512	Sell	08/14/15	639,000	653,520	(14,520)
Goldman Sachs & Co.	Canadian Dollar	1,749,116	Sell	08/14/15	1,403,000	1,337,306	65,694
Goldman Sachs & Co.	Swedish Krona	9,405,357	Sell	08/14/15	1,125,000	1,090,443	34,557
Goldman Sachs & Co.	Swedish Krona	10,137,676	Sell	08/14/15	1,236,442	1,175,347	61,095
Morgan Stanley	Australian Dollar	6,000,653	Sell	08/14/15	4,370,000	4,383,487	(13,487)
JPMorgan Chase & Co.	EU Euro	11,512,057	Sell	08/14/15	12,599,000	12,644,730	(45,730)
JPMorgan Chase & Co.	EU Euro	20,737,363	Sell	08/14/15	22,697,000	22,777,715	(80,715)
JPMorgan Chase & Co.	Norwegian Krone	13,814,744	Sell	08/14/15	1,690,000	1,690,844	(844)

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2015 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase & Co.	EU Euro	20,486,657	Sell	08/14/15	$22,573,000	$22,502,343	$70,657
JPMorgan Chase & Co.	EU Euro	1,043,012	Sell	08/14/15	1,141,000	1,145,634	(4,634)
JPMorgan Chase & Co.	Australian Dollar	1,122,341	Sell	08/14/15	827,000	819,872	7,128
JPMorgan Chase & Co.	Swiss Franc	1,103,992	Sell	08/14/15	1,150,000	1,142,884	7,116
JPMorgan Chase & Co.	Japanese Yen	2,798,304,429	Sell	08/14/15	22,551,000	22,580,965	(29,965)
JPMorgan Chase & Co.	Swiss Franc	2,953,274	Sell	08/14/15	3,150,000	3,057,315	92,685
JPMorgan Chase & Co.	Canadian Dollar	4,487,839	Sell	08/14/15	3,521,000	3,431,227	89,773
JPMorgan Chase & Co.	Japanese Yen	85,911,924	Sell	08/14/15	701,000	693,268	7,732
JPMorgan Chase & Co.	British Pound	1,369,808	Sell	08/14/15	2,118,000	2,138,999	(20,999)
JPMorgan Chase & Co.	British Pound	3,007,873	Sell	08/14/15	4,726,000	4,696,890	29,110
JPMorgan Chase & Co.	EU Euro	4,423,356	Sell	08/14/15	4,934,000	4,858,571	75,429
JPMorgan Chase & Co.	Australian Dollar	4,392,968	Sell	08/14/15	3,369,000	3,209,070	159,930
JPMorgan Chase & Co.	Australian Dollar	1,721,121	Sell	08/14/15	1,313,000	1,257,281	55,719
JPMorgan Chase & Co.	Japanese Yen	145,995,570	Sell	08/14/15	1,179,000	1,178,114	886
JPMorgan Chase & Co.	EU Euro	1,412,694	Sell	08/14/15	1,581,000	1,551,689	29,311
JPMorgan Chase & Co.	Swiss Franc	380,430	Sell	08/14/15	415,000	393,832	21,168
JPMorgan Chase & Co.	EU Euro	2,977,487	Sell	08/14/15	3,377,000	3,270,442	106,558
JPMorgan Chase & Co.	British Pound	2,737,458	Sell	08/14/15	4,282,000	4,274,628	7,372
JPMorgan Chase & Co.	Australian Dollar	3,525,519	Sell	08/14/15	2,729,000	2,575,398	153,602
JPMorgan Chase & Co.	Canadian Dollar	3,680,947	Sell	08/14/15	2,988,000	2,814,309	173,691
JPMorgan Chase & Co.	New Zealand Dollar	2,631,233	Sell	08/14/15	1,833,000	1,735,397	97,603
JPMorgan Chase & Co.	Australian Dollar	1,407,082	Sell	08/14/15	1,088,000	1,027,876	60,124
JPMorgan Chase & Co.	EU Euro	1,267,489	Sell	08/14/15	1,435,000	1,392,198	42,802
JPMorgan Chase & Co.	Swiss Franc	518,820	Sell	08/14/15	555,000	537,098	17,902
JPMorgan Chase & Co.	Australian Dollar	2,205,690	Sell	08/14/15	1,677,000	1,611,260	65,740
JPMorgan Chase & Co.	EU Euro	1,608,799	Sell	08/14/15	1,792,000	1,767,089	24,911
JPMorgan Chase & Co.	Australian Dollar	1,581,306	Sell	08/14/15	1,210,000	1,155,146	54,854
JPMorgan Chase & Co.	Japanese Yen	755,817,438	Sell	08/14/15	6,250,000	6,099,082	150,918
JPMorgan Chase & Co.	Australian Dollar	2,402,231	Sell	08/14/15	1,880,000	1,754,834	125,166
JPMorgan Chase & Co.	EU Euro	3,689,383	Sell	08/14/15	4,120,000	4,052,382	67,618
JPMorgan Chase & Co.	Australian Dollar	2,504,554	Sell	08/14/15	1,973,000	1,829,581	143,419
JPMorgan Chase & Co.	Indonesian Rupiah	1,261,220,000	Sell	08/14/15	93,375	93,011	364
JPMorgan Chase & Co.	Norwegian Krone	9,501,170	Sell	08/14/15	1,282,780	1,162,888	119,892
Morgan Stanley	New Zealand Dollar	1,592,893	Sell	08/14/15	1,064,000	1,050,572	13,428

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2015 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Morgan Stanley	EU Euro	11,560,512	Sell	08/14/15	$12,780,677	$12,697,953	$82,724
Morgan Stanley	New Zealand Dollar	1,563,854	Sell	08/14/15	1,068,000	1,031,420	36,580
Morgan Stanley	Australian Dollar	2,288,924	Sell	08/14/15	1,769,000	1,672,063	96,937
Morgan Stanley	Japanese Yen	98,181,570	Sell	08/14/15	795,000	792,278	2,722
Morgan Stanley	Japanese Yen	1,712,624,583	Sell	08/14/15	13,908,000	13,820,053	87,947
Morgan Stanley	British Pound	990,396	Sell	08/14/15	1,567,000	1,546,535	20,465
Morgan Stanley	British Pound	1,431,433	Sell	08/14/15	2,264,000	2,235,228	28,772
Morgan Stanley	Japanese Yen	104,482,312	Sell	08/14/15	847,000	843,122	3,878
Morgan Stanley	Norwegian Krone	19,211,139	Sell	08/14/15	2,470,000	2,351,331	118,669
Morgan Stanley	Australian Dollar	2,539,235	Sell	08/14/15	1,961,000	1,854,915	106,085
Morgan Stanley	EU Euro	4,369,174	Sell	08/14/15	4,932,000	4,799,058	132,942
Morgan Stanley	EU Euro	2,087,014	Sell	08/14/15	2,337,000	2,292,356	44,644
Morgan Stanley	New Zealand Dollar	2,384,332	Sell	08/14/15	1,688,000	1,572,556	115,444
Morgan Stanley	New Zealand Dollar	2,265,659	Sell	08/14/15	1,602,000	1,494,287	107,713
Morgan Stanley	Canadian Dollar	2,272,259	Sell	08/14/15	1,817,000	1,737,281	79,719
Morgan Stanley	Japanese Yen	1,748,020,910	Sell	08/14/15	14,053,000	14,105,684	(52,684)
Morgan Stanley	British Pound	1,061,882	Sell	08/14/15	1,613,000	1,658,164	(45,164)
Morgan Stanley	Canadian Dollar	3,190,118	Sell	08/14/15	2,565,000	2,439,040	125,960
Morgan Stanley	British Pound	615,440	Sell	08/14/15	952,000	961,030	(9,030)
Morgan Stanley	Japanese Yen	83,970,000	Sell	08/14/15	692,000	677,597	14,403
Morgan Stanley	EU Euro	1,985,483	Sell	08/14/15	2,212,000	2,180,835	31,165
Morgan Stanley	Australian Dollar	2,703,561	Sell	08/14/15	2,124,000	1,974,956	149,044
Morgan Stanley	Canadian Dollar	3,788,238	Sell	08/14/15	3,101,000	2,896,339	204,661
Morgan Stanley	Swedish Krona	8,965,375	Sell	08/14/15	1,079,000	1,039,433	39,567
Morgan Stanley	Canadian Dollar	2,749,812	Sell	08/14/15	2,248,000	2,102,399	145,601
Morgan Stanley	British Pound	2,101,961	Sell	08/14/15	3,256,000	3,282,280	(26,280)
Morgan Stanley	New Zealand Dollar	5,171,697	Sell	08/14/15	3,813,635	3,410,927	402,708
Morgan Stanley	Swiss Franc	624,383	Sell	08/14/15	677,649	646,379	31,270
Morgan Stanley	EU Euro	1,304,603	Sell	08/14/15	1,496,000	1,432,964	63,036
Morgan Stanley	EU Euro	20,487,260	Sell	08/14/15	22,573,000	22,503,005	69,995
Morgan Stanley	British Pound	1,903,660	Sell	08/14/15	2,971,000	2,972,627	(1,627)
Morgan Stanley	EU Euro	3,350,231	Sell	08/14/15	3,679,000	3,679,861	(861)
Morgan Stanley	EU Euro	944,192	Sell	08/14/15	1,023,000	1,037,091	(14,091)
Morgan Stanley	Australian Dollar	8,622,633	Sell	08/14/15	6,377,000	6,298,848	78,152
Morgan Stanley	Canadian Dollar	1,284,661	Sell	08/14/15	994,000	982,202	11,798
Morgan Stanley	Canadian Dollar	1,647,232	Sell	08/14/15	1,293,000	1,259,409	33,591
Morgan Stanley	Japanese Yen	2,227,403,321	Sell	08/14/15	18,133,000	17,974,069	158,931
							$6,017,841

At July 31, 2015, the following futures contracts were outstanding for Voya Global Bond Fund:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
30-year German Government Bond	70	09/08/15	$11,992,883	$443,622
Australia 10-Year Bond	20	09/15/15	1,868,206	48,632
Australia 3-Year Bond	70	09/15/15	5,724,012	36,976
Canada 10-Year Bond	73	09/21/15	7,986,268	245,505
Euro-Bobl 5-Year	204	09/08/15	29,195,027	268,561
Euro-Bund	60	09/08/15	10,174,182	190,108
Euro-Schatz	183	09/08/15	22,368,029	8,694
Long Gilt	144	09/28/15	26,378,074	71,680
Short Gilt	18	09/28/15	2,937,175	(874)
U.S. Treasury 10-Year Note	57	09/21/15	7,263,938	100,592
U.S. Treasury 2-Year Note	162	09/30/15	35,488,125	69,960
U.S. Treasury Long Bond	52	09/21/15	8,108,750	149,157
			$169,484,669	$1,632,613
Short Contracts
Japan 10-Year Bond (TSE)	(3)	09/10/15	(3,571,630)	(21,599)
Japanese Government Bonds 10-Year Mini	(6)	09/09/15	(714,374)	(4,411)
U.S. Treasury 5-Year Note	(332)	09/30/15	(39,788,125)	(171,538)
U.S. Treasury Ultra Long Bond	(17)	09/21/15	(2,712,031)	(55,467)
			$(46,786,160)	$(253,015)

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2015 (Unaudited) (Continued)

At July 31, 2015, the following centrally cleared interest rate swaps were outstanding for Voya Global Bond Fund:

	Clearinghouse	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 1.848% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	07/06/45	EUR	1,900,000	$(185,160)	$(183,545)
Receive a fixed rate equal to 1.622% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	07/09/45	EUR	2,000,000	70,078	67,978
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 0.524%	Chicago Mercantile Exchange	07/06/20	EUR	9,950,000	74,801	74,018
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 0.451%	Chicago Mercantile Exchange	07/09/20	EUR	9,900,000	(34,510)	(33,487)
Receive a fixed rate equal to 0.754% and pay a floating rate based on the 6-month JPY-LIBOR-BBA	Chicago Mercantile Exchange	05/21/24	JPY	3,232,000,000	586,423	683,654
Receive a fixed rate equal to 1.289% and pay a floating rate based on the 6-month JPY-LIBOR-BBA	Chicago Mercantile Exchange	02/04/45	JPY	1,754,000,000	(582,580)	(607,217)
Receive a floating rate based on the 6-month JPY-LIBOR-BBA and pay a fixed rate equal to 0.558%	Chicago Mercantile Exchange	02/24/45	JPY	1,844,721,303	9,189	10,283
Receive a floating rate based on the 6-month JPY-LIBOR-BBA and pay a fixed rate equal to 1.443%	Chicago Mercantile Exchange	02/24/45	JPY	797,101,798	12,158	10,574
Receive a fixed rate equal to 2.928% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	07/15/35	USD	9,300,000	404,428	404,428
Receive a fixed rate equal to 2.832% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	07/09/45	USD	3,400,000	63,556	63,556
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.901%	Chicago Mercantile Exchange	07/13/45	USD	7,000,000	(233,431)	(233,431)
Receive a fixed rate equal to 2.896% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	07/21/45	USD	2,734,000	88,251	88,251
Receive a fixed rate equal to 2.860% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	07/24/45	USD	4,101,000	101,272	101,272
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.782%	Chicago Mercantile Exchange	07/29/45	USD	6,800,000	(55,634)	(55,634)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.799%	Chicago Mercantile Exchange	07/30/45	USD	4,100,000	(47,921)	(47,921)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.808%	Chicago Mercantile Exchange	07/31/45	USD	16,500,000	228,974	228,974
Receive a fixed rate equal to 0.347% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	10/09/15	USD	67,100,000	7,530	7,530
Receive a fixed rate equal to 0.771% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	10/09/16	USD	120,000,000	(229,856)	(229,856)
Receive a fixed rate equal to 1.178% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	05/15/18	USD	97,200,000	63,808	63,808
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.166%	Chicago Mercantile Exchange	05/20/18	USD	48,600,000	(8,890)	(8,890)
Receive a fixed rate equal to 1.208% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	05/21/18	USD	28,500,000	38,802	38,802
Receive a fixed rate equal to 1.224% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	05/27/18	USD	40,000,000	64,348	64,348
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.231%	Chicago Mercantile Exchange	05/27/18	USD	57,300,000	(104,185)	(104,185)
Receive a fixed rate equal to 1.206% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	06/01/18	USD	28,500,000	29,429	29,429
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.257%	Chicago Mercantile Exchange	06/04/18	USD	28,600,000	(68,941)	(68,941)
Receive a fixed rate equal to 1.323% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	06/10/18	USD	22,700,000	93,793	93,793
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.347%	Chicago Mercantile Exchange	06/11/18	USD	28,400,000	(136,587)	(136,587)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.374%	Chicago Mercantile Exchange	06/12/18	USD	53,900,000	(298,641)	(298,641)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.267%	Chicago Mercantile Exchange	06/19/18	USD	57,569,000	(137,125)	(137,125)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.283%	Chicago Mercantile Exchange	06/26/18	USD	19,900,000	(54,184)	(54,184)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.301%	Chicago Mercantile Exchange	07/03/18	USD	19,900,000	(61,394)	(61,394)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.249%	Chicago Mercantile Exchange	07/06/18	USD	19,900,000	(30,660)	(30,660)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.230%	Chicago Mercantile Exchange	07/14/18	USD	29,000,000	(22,636)	(22,636)

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2015 (Unaudited) (Continued)

		Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.277%	Chicago Mercantile Exchange	07/15/18	USD	96,800,000	$(208,364)	$(208,364)
Receive a fixed rate equal to 1.285% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	07/27/18	USD	188,300,000	408,265	408,265
Receive a fixed rate equal to 1.525% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	05/11/19	USD	65,900,000	255,844	255,844
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.465%	Chicago Mercantile Exchange	05/18/19	USD	37,200,000	(55,678)	(55,678)
Receive a fixed rate equal to 1.460% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	06/01/19	USD	25,900,000	24,386	24,386
Receive a fixed rate equal to 1.640% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	06/09/19	USD	28,600,000	217,448	217,448
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.659%	Chicago Mercantile Exchange	06/09/19	USD	28,600,000	(237,998)	(237,998)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.682%	Chicago Mercantile Exchange	06/15/19	USD	28,400,000	(256,973)	(256,973)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.686%	Chicago Mercantile Exchange	06/15/19	USD	28,400,000	(261,830)	(261,830)
Receive a fixed rate equal to 1.609% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	06/17/19	USD	28,400,000	178,600	178,600
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.418%	Chicago Mercantile Exchange	07/09/19	USD	17,500,000	26,231	26,231
Receive a fixed rate equal to 1.462% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	07/13/19	USD	36,500,000	1,603	1,603
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.557%	Chicago Mercantile Exchange	07/21/19	USD	14,639,000	(52,241)	(52,241)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.581%	Chicago Mercantile Exchange	07/24/19	USD	21,958,500	(97,800)	(97,800)
Receive a fixed rate equal to 1.493% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	07/29/19	USD	36,500,000	33,520	33,520
Receive a fixed rate equal to 1.502% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	07/30/19	USD	22,000,000	27,562	27,562
Receive a fixed rate equal to 1.534% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	07/31/19	USD	85,000,000	(211,991)	(211,991)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.794%	Chicago Mercantile Exchange	08/08/19	USD	20,000,000	(249,425)	(249,425)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.668%	Chicago Mercantile Exchange	10/30/19	USD	103,870,000	(609,378)	(609,378)
Receive a fixed rate equal to 2.000% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	11/05/19	USD	211,860,000	4,119,386	4,119,386
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.7610%	Chicago Mercantile Exchange	12/15/19	USD	25,000,000	(217,527)	(217,527)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.882%	Chicago Mercantile Exchange	06/30/20	USD	47,338,000	(487,263)	(487,263)
Receive a fixed rate equal to 1.780% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	07/06/20	USD	15,700,000	81,574	81,574
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.225%	Chicago Mercantile Exchange	05/15/21	USD	54,900,000	(1,217,079)	(1,217,079)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.223%	Chicago Mercantile Exchange	05/15/21	USD	36,000,000	(795,074)	(795,074)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.507%	Chicago Mercantile Exchange	10/09/24	USD	13,000,000	(301,164)	(301,164)
Receive a fixed rate equal to 2.408% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	10/30/24	USD	53,952,000	786,662	786,662
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.760%	Chicago Mercantile Exchange	11/05/24	USD	112,280,000	(4,988,631)	(4,988,631)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.189%	Chicago Mercantile Exchange	05/05/25	USD	65,000,000	533,876	533,876
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.168%	Chicago Mercantile Exchange	05/05/25	USD	65,000,000	(656,403)	(656,403)
Receive a fixed rate equal to 2.488% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	06/15/25	USD	34,000,000	613,779	613,779
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.460%	Chicago Mercantile Exchange	06/15/25	USD	27,426,667	(435,438)	(435,438)
Receive a fixed rate equal to 2.455% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	06/17/25	USD	34,000,000	513,087	513,087

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2015 (Unaudited) (Continued)

		Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.467%	Chicago Mercantile Exchange	06/19/25	USD	6,239,000	$(100,506)	$(100,506)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.382%	Chicago Mercantile Exchange	06/23/25	USD	8,550,000	(71,406)	(71,406)
Receive a fixed rate equal to 2.528% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	07/15/25	USD	24,930,000	532,108	532,108
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.543%	Chicago Mercantile Exchange	07/15/25	USD	8,000,000	(181,491)	(181,491)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 3.294%	Chicago Mercantile Exchange	06/10/35	USD	17,000,000	(191,706)	(191,706)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.834%	Chicago Mercantile Exchange	06/15/35	USD	34,000,000	(968,031)	(968,031)
Receive a fixed rate equal to 2.805% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	06/15/35	USD	26,350,000	627,401	627,401
Receive a fixed rate equal to 3.285% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	06/15/35	USD	34,000,000	361,879	361,879
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.810%	Chicago Mercantile Exchange	06/17/35	USD	34,000,000	(841,243)	(841,243)
Receive a fixed rate equal to 2.815% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	06/19/35	USD	7,146,000	182,212	182,212
Receive a fixed rate equal to 2.753% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	06/23/35	USD	8,550,000	132,235	132,235
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.715%	Chicago Mercantile Exchange	05/11/45	USD	12,000,000	74,708	74,708
Receive a fixed rate equal to 2.810% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	05/18/45	USD	6,900,000	97,926	97,926
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.659%	Chicago Mercantile Exchange	06/01/45	USD	10,300,000	186,346	186,346
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.926%	Chicago Mercantile Exchange	06/09/45	USD	5,700,000	(220,998)	(220,998)
Receive a fixed rate equal to 2.905% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	06/09/45	USD	5,700,000	196,056	196,056
Receive a fixed rate equal to 2.959% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	06/15/45	USD	5,700,000	261,793	261,793
Receive a fixed rate equal to 2.980% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	06/15/45	USD	5,700,000	286,744	286,744
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.891%	Chicago Mercantile Exchange	06/17/45	USD	5,700,000	(179,008)	(179,008)
					$(3,688,910)	$(3,617,051)

At July 31, 2015, the following over-the-counter written options were outstanding for Voya Global Bond Fund:

Notional Amount	Counterparty	Description	Exercise Price	Expiration Date	Premiums Received	Fair Value
Options on Currencies
26,050,000	JPMorgan Chase & Co.	Put CNH vs Call USD	6.690 USD	08/03/15	$216,736	$–
		Total Written OTC Options			$216,736	$–

At July 31, 2015, the following over-the-counter written interest rate swaptions were outstanding for Voya Global Bond Fund:

Description	Counterparty	Floating Rate Index/Underlying Reference Entity	Pay/ Receive Floating	Exercise Rate	Expiration Date	Notional Amount		Premiums Received	Fair Value
Put OTC Swaption	Barclays Bank PLC	6-month EUR-EURIBOR-Reuters	Pay	1.157%	09/24/15	EUR	170,500,000	$264,885	$(128,385)
Put OTC Swaption	BNP Paribas Bank	6-month EUR-EURIBOR-Reuters	Pay	1.170%	09/23/15	EUR	284,165,000	448,142	(195,958)
Put OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Pay	0.580%	12/12/16	USD	143,554,000	418,089	(441,971)
Call OTC Swaption	Barclays Bank PLC	6-month EUR-EURIBOR-Reuters	Receive	1.157%	09/24/20	EUR	170,500,000	264,885	(249,734)
Call OTC Swaption	BNP Paribas Bank	6-month EUR-EURIBOR-Reuters	Receive	1.170%	09/23/15	EUR	284,165,000	448,142	(437,660)

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2015 (Unaudited) (Continued)

Description	Counterparty	Floating Rate Index/Underlying Reference Entity	Pay/ Receive Floating	Exercise Rate	Expiration Date	Notional Amount		Premiums Received	Fair Value
Call OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Receive	0.580%	12/12/16	USD	143,554,000	$418,101	$(266,031)
				Total Written Swaptions				$2,262,244	$(1,719,739)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of July 31, 2015 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type
Foreign exchange contracts	Purchased options	$31,687
Interest rate contracts	Purchased options	5,904,706
Foreign exchange contracts	Forward foreign currency contracts	7,494,740
Interest rate contracts	Futures contracts	1,633,487
Interest rate contracts	Interest rate swaps	12,791,929
Total Asset Derivatives		$27,856,549

Liability Derivatives	Instrument Type
Foreign exchange contracts	Forward foreign currency contracts	$15,984,173
Interest rate contracts	Futures contracts	253,889
Interest rate contracts	Interest rate swaps	16,408,980
Interest rate contracts	Written options	1,719,739
Total Liability Derivatives		$34,366,781

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at July 31, 2015:

	Bank of America	Barclays Bank PLC	BNP Paribas Bank	Citigroup, Inc.	Deutsche Bank AG	Goldman Sachs & Co.	HSBC Bank PLC	JPMorgan Chase & Co.	Morgan Stanley	Totals
Assets:
Purchased options	$31,687	$-	$-	$-	$-	$-	$-	$-	$5,904,706	$5,936,393
Forward foreign currency contracts	-	242,744	-	754,021	677,296	675,886	-	2,310,050	2,834,743	7,494,740
Total Assets	$31,687	$242,744	$-	$754,021	$677,296	$675,886	$-	$2,310,050	$8,739,449	$13,431,133

Liabilities:
Forward foreign currency contracts	$-	$489,710	$-	$2,295,660	$676,809	$1,066,570	$377,062	$3,568,008	$7,510,354	$15,984,173
Written options	-	378,119	633,618	-	-	-	-	-	708,002	1,719,739
Total Liabilities	$-	$867,829	$633,618	$2,295,660	$676,809	$1,066,570	$377,062	$3,568,008	$8,218,356	$17,703,912

Net OTC derivative instruments by counterparty, at fair value	$31,687	$(625,085)	$(633,618)	$(1,541,639)	$487	$(390,684)	$(377,062)	$(1,257,958)	$521,093	$(4,272,779)

Total cash collateral pledged by the Fund/(Received from counterparty)	$(30,000)	$640,000	$5,640,000	$1,116,000	$-	$-	$-	$1,330,000	$70,000	$8,766,000

Net Exposure(1)	$1,687	$14,915	$5,006,382	$(425,639)	$487	$(390,684)	$(377,062)	$72,042	$591,093	$4,493,221

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

Voya Global Equity Dividend Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.9%
		Belgium: 0.8%
19,000		Ageas	$782,284	0.8

		Canada: 3.6%
10,859	@	Canadian Imperial Bank of Commerce	775,993	0.8
79,440	@	Cenovus Energy, Inc.	1,157,722	1.2
24,369		Enerplus Corp.	154,839	0.2
47,099		Shaw Communications, Inc. - Class B	999,348	1.0
9,945	@	TransCanada Corp.	386,515	0.4
			3,474,417	3.6

		France: 9.9%
29,641		BNP Paribas	1,928,065	2.0
13,552		Casino Guichard Perrachon S.A.	1,005,755	1.1
24,806		Cie de Saint-Gobain	1,175,241	1.2
25,737		Eutelsat Communications	784,372	0.8
60,434		GDF Suez	1,158,971	1.2
7,266		Sanofi	783,209	0.8
31,500	@	Total S.A.	1,557,557	1.6
18,423		Vinci S.A.	1,180,692	1.2
			9,573,862	9.9

		Germany: 2.1%
33,814		Deutsche Bank AG	1,187,880	1.3
5,400		SAP SE	387,952	0.4
9,700		Wincor Nixdorf AG	412,133	0.4
			1,987,965	2.1

		Italy: 3.9%
79,064		Assicurazioni Generali S.p.A.	1,558,133	1.6
55,486		ENI S.p.A.	971,039	1.0
178,900		UniCredit SpA	1,186,337	1.3
			3,715,509	3.9

		Japan: 7.7%
15,200		Canon, Inc.	486,326	0.5
5,500	@	Hitachi Chemical Co., Ltd.	97,199	0.1
63,400		Itochu Corp.	776,133	0.8
214,200		Mitsubishi UFJ Financial Group, Inc.	1,558,752	1.6
59,900		Mitsui & Co., Ltd.	777,214	0.8
121,000		Nissan Motor Co., Ltd.	1,151,258	1.2
9,500		Secom Co., Ltd.	639,124	0.7
34,900		Sumitomo Mitsui Financial Group, Inc.	1,573,782	1.6
7,800		Takeda Pharmaceutical Co., Ltd.	392,428	0.4
			7,452,216	7.7

		Netherlands: 2.8%
85,700		ArcelorMittal	773,561	0.8
67,341		Royal Dutch Shell PLC	1,931,466	2.0
			2,705,027	2.8

		Singapore: 1.2%
257,500		Singapore Telecommunications Ltd.	769,056	0.8
23,100		United Overseas Bank Ltd.	373,956	0.4
			1,143,012	1.2

		Spain: 1.2%
76,387		Telefonica S.A.	1,171,678	1.2

		Sweden: 1.6%
13,400		Electrolux AB	384,686	0.4
98,271		Volvo AB - B Shares	1,165,587	1.2
			1,550,273	1.6

		Switzerland: 5.6%
39,153		Credit Suisse Group AG	1,155,045	1.2
11,217		Novartis AG	1,163,923	1.2
5,377	@	Roche Holding AG	1,553,538	1.6
49,964		STMicroelectronics NV	390,164	0.4
900		Syngenta AG	370,774	0.4
2,569		Zurich Insurance Group AG	782,285	0.8
			5,415,729	5.6

		Taiwan: 1.6%
36,300		MediaTek, Inc.	381,592	0.4
50,199		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,109,900	1.2
			1,491,492	1.6

		United Kingdom: 10.7%
258,105		Barclays PLC	1,163,957	1.2
131,072		HSBC Holdings PLC	1,183,898	1.3
18,475		Imperial Tobacco Group PLC	969,502	1.0
187,888		J Sainsbury PLC	776,119	0.8
206,000		Kingfisher PLC	1,160,391	1.2
91,495	@	Rexam PLC	794,146	0.8
30,301		Rio Tinto PLC	1,172,073	1.2
95,800		RSA Insurance Group PLC	768,973	0.8
32,700		SSE PLC	773,647	0.8
410,867		Vodafone Group PLC	1,556,359	1.6
			10,319,065	10.7

		United States: 43.2%
11,023		AbbVie, Inc.	771,720	0.8
22,700		ADT Corp.	783,831	0.8
14,100		American Electric Power Co., Inc.	797,637	0.8
6,729		Amgen, Inc.	1,188,274	1.3
9,428		Apple, Inc.	1,143,616	1.2
19,350		Baxter International, Inc.	775,548	0.8
5,965		Bristol-Myers Squibb Co.	391,543	0.4
9,516		Caterpillar, Inc.	748,243	0.8
27,478		CenturyLink, Inc.	785,871	0.8
12,468		Chevron Corp.	1,103,169	1.2
40,969		Cisco Systems, Inc.	1,164,339	1.2
32,825		Citigroup, Inc.	1,918,950	2.0
26,100		ConAgra Foods, Inc.	1,149,966	1.2

Voya Global Equity Dividend Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2015 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: (continued)
9,189	Eli Lilly & Co.	$776,562	0.8
43,300	EMC Corp.	1,164,337	1.2
51	Equinix, Inc.	14,224	0.0
15,737	Eversource Energy	782,444	0.8
18,642	ExxonMobil Corp.	1,476,633	1.5
65,221	Freeport-McMoRan, Inc.	766,347	0.8
32,100	Gap, Inc.	1,171,008	1.2
73,930	General Electric Co.	1,929,573	2.0
13,392	Intel Corp.	387,698	0.4
11,843	Johnson & Johnson	1,186,787	1.2
11,165	JPMorgan Chase & Co.	765,137	0.8
13,800	Las Vegas Sands Corp.	773,352	0.8
11,140	Macy's, Inc.	769,328	0.8
49,400	Mattel, Inc.	1,146,574	1.2
15,558	McDonald's Corp.	1,553,622	1.6
27,228	Metlife, Inc.	1,517,689	1.6
41,543	Microsoft Corp.	1,940,058	2.0
11,069	Molson Coors Brewing Co.	787,449	0.8
18,000	Mosaic Co.	772,920	0.8
54,056	Pfizer, Inc.	1,949,259	2.0
11,732	PNC Financial Services Group, Inc.	1,151,848	1.2
14,954	Procter & Gamble Co.	1,146,972	1.2
12,800	SanDisk Corp.	771,712	0.8
9,300	Schlumberger Ltd.	770,226	0.8
15,107	@ Seagate Technology	764,414	0.8
7,400	Stanley Black & Decker, Inc.	780,626	0.8
49,900	Symantec Corp.	1,134,726	1.2
8,600	Verizon Communications, Inc.	402,394	0.4
7,563	Verizon Communications, Inc. - VZC	354,731	0.4
		41,631,357	43.2

	Total Common Stock
	(Cost $89,426,039)	92,413,886	95.9

	Assets in Excess of Other Liabilities	3,936,044	4.1
	Net Assets	$96,349,930	100.0

@	Non-income producing security.
ADR	American Depositary Receipt

Cost for federal income tax purposes is $89,905,554.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$8,707,858
Gross Unrealized Depreciation	(6,199,526)

Net Unrealized Appreciation	$2,508,332

Sector Diversification	Percentage of Net Assets
Financials	22.3%
Information Technology	12.1
Health Care	11.3
Industrials	10.3
Consumer Discretionary	10.2
Energy	9.9
Consumer Staples	6.1
Telecommunication Services	5.2
Materials	4.9
Utilities	3.6
Assets in Excess of Other Liabilities	4.1
Net Assets	100.0%

Voya Global Equity Dividend Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2015 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of July 31, 2015 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2015
Asset Table
Investments, at fair value
Common Stock
Belgium	$–	$782,284	$–	$782,284
Canada	3,474,417	–	–	3,474,417
France	784,372	8,789,490	–	9,573,862
Germany	–	1,987,965	–	1,987,965
Italy	–	3,715,509	–	3,715,509
Japan	97,199	7,355,017	–	7,452,216
Netherlands	–	2,705,027	–	2,705,027
Singapore	–	1,143,012	–	1,143,012
Spain	–	1,171,678	–	1,171,678
Sweden	–	1,550,273	–	1,550,273
Switzerland	–	5,415,729	–	5,415,729
Taiwan	1,109,900	381,592	–	1,491,492
United Kingdom	1,542,620	8,776,445	–	10,319,065
United States	41,276,626	354,731	–	41,631,357
Total Common Stock	48,285,134	44,128,752	–	92,413,886
Total Investments, at fair value	$48,285,134	$44,128,752	$–	$92,413,886

(1)	For the period ended July 31, 2015, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Fund's policy is to recognize transfers between levels at the beginning of the reporting period. At July 31, 2015, securities valued at $1,171,006 were transferred from Level 2 to Level 1 within the fair value hierarchy.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

Voya Global Perspectives Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 100.0%
	Affiliated Investment Companies: 100.0%
212,989	Voya Corporate Leaders 100 Fund - Class R6	$3,874,263	10.2
380,170	Voya Global Bond Fund - Class R6	3,763,682	9.9
195,539	Voya Global Real Estate Fund - Class R6	3,910,783	10.3
440,127	Voya GNMA Income Fund - Class I	3,802,702	10.0
474,282	Voya High Yield Bond Fund - Class I	3,808,481	10.0
380,830	Voya Intermediate Bond Fund - Class R6	3,812,108	10.0
385,604	Voya International Core Fund - Class I	3,856,044	10.1
146,153	Voya MidCap Opportunities Fund - Class R6	3,858,444	10.2
360,991	Voya Multi-Manager Emerging Markets Equity Fund - Class I	3,552,150	9.3
205,137	Voya Small Company Fund - Class R6	3,784,774	10.0

	Total Mutual Funds
	(Cost $38,810,661)	38,023,431	100.0

	Assets in Excess of Other Liabilities	11,914	–
	Net Assets	$38,035,345	100.0

Cost for federal income tax purposes is $38,879,832.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$259,007
Gross Unrealized Depreciation	(1,115,408)

Net Unrealized Depreciation	$(856,401)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of July 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2015
Asset Table
Investments, at fair value
Mutual Funds	$38,023,431	$–	$–	$38,023,431
Total Investments, at fair value	$38,023,431	$–	$–	$38,023,431

Voya Global Perspectives Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2015 (Unaudited) (Continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended July 31, 2015, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 10/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 7/31/15	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Core Equity Research Fund - Class R6	$3,018,212	$717,974	$(3,533,097)	$(203,089)	$-	$26,272	$(162,115)	$383,233
Voya Corporate Leaders 100 Fund - Class I	-	3,623,764	(3,623,764)	-	-	-	8,756	-
Voya Corporate Leaders 100 Fund - Class R6	-	3,948,001	(150,279)	76,541	3,874,263	-	1,594	-
Voya Global Bond Fund - Class R6	2,981,382	1,143,694	(187,002)	(174,392)	3,763,682	-	186	-
Voya Global Real Estate Fund - Class R6	3,151,654	1,371,186	(477,585)	(134,472)	3,910,783	75,118	61,611	-
Voya GNMA Income Fund - Class I	2,986,155	1,098,287	(265,278)	(16,462)	3,802,702	76,891	1,136	-
Voya High Yield Bond Fund - Class I	3,018,866	1,146,208	(248,776)	(107,817)	3,808,481	147,015	(4,893)	-
Voya Intermediate Bond Fund - Class R6	2,993,428	1,101,452	(246,918)	(35,854)	3,812,108	73,717	8,751	-
Voya International Core Fund - Class I	2,968,504	1,449,779	(345,120)	(217,119)	3,856,044	28,602	(22,440)	436,373
Voya MidCap Opportunities Fund - Class R6	3,029,971	1,329,269	(442,910)	(57,886)	3,858,444	4,581	10,647	360,656
Voya Multi-Manager Emerging Markets Equity Fund - Class I	2,977,779	1,375,735	(249,919)	(551,445)	3,552,150	48,759	(7,034)	-
Voya Small Company Fund - Class R6	3,099,519	1,209,726	(520,742)	(3,729)	3,784,774	16,064	17,219	268,224
	$30,225,470	$19,515,075	$(10,291,390)	$(1,425,724)	$38,023,431	$497,019	$(86,582)	$1,448,486

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Global Real Estate Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.5%
		Australia: 6.9%
23,056,557		Federation Centres Ltd	$50,460,875	1.1
14,034,909		Goodman Group	66,934,343	1.4
15,852,870		GPT Group	53,287,430	1.1
9,213,312		Investa Office Fund	26,624,066	0.6
35,082,432		Mirvac Group	48,332,251	1.0
12,118,419	@	Scentre Group	34,996,567	0.8
12,813,042		Stockland	39,715,176	0.9
			320,350,708	6.9

		China: 0.7%
7,188,840		China Overseas Land & Investment Ltd.	22,638,784	0.5
3,706,000		China Resources Land Ltd.	10,383,459	0.2
			33,022,243	0.7

		France: 6.3%
248,281		Gecina S.A.	31,807,476	0.7
483,354		Icade	35,842,535	0.8
2,206,444		Klepierre	100,390,059	2.2
417,054		Mercialys SA	9,508,688	0.2
418,129		Unibail-Rodamco SE	111,140,476	2.4
			288,689,234	6.3

		Germany: 2.4%
441,151	@	Deutsche Annington Immobilien SE	13,763,858	0.3
922,081		Deutsche Wohnen AG	22,749,696	0.5
1,038,442		LEG Immobilien AG	75,570,195	1.6
			112,083,749	2.4

		Hong Kong: 8.5%
4,888,000		Cheung Kong Property Holdings Ltd.	40,731,757	0.9
7,597,000		Hang Lung Properties Ltd.	21,695,760	0.5
9,348,794		Hongkong Land Holdings Ltd. - HKL	71,985,714	1.6
7,226,000		Link REIT	42,482,148	0.9
43,195,300		New World Development Ltd.	52,160,118	1.1
9,281,000		Sun Hung Kai Properties Ltd.	142,415,321	3.1
5,727,000		Swire Properties Ltd.	18,414,294	0.4
			389,885,112	8.5

		Japan: 12.0%
19,037		GLP J-Reit	18,321,509	0.4
13,750		Japan Hotel REIT Investment Corp.	8,897,212	0.2
11,305		Japan Real Estate Investment Corp.	50,699,473	1.1
25,788		Japan Retail Fund Investment Corp.	50,550,283	1.1
5,662		Kenedix Office Investment Corp.	26,232,678	0.6
5,916,223		Mitsubishi Estate Co., Ltd.	131,385,289	2.8
5,498,688		Mitsui Fudosan Co., Ltd.	156,412,246	3.4
14,321		Nippon Prologis REIT, Inc.	28,244,121	0.6
16,765		Orix JREIT, Inc.	22,825,393	0.5
761,677		Sumitomo Realty & Development Co., Ltd.	26,718,222	0.6
342,549		Tokyo Tatemono Co., Ltd.	4,793,415	0.1
18,433		United Urban Investment Corp.	26,774,498	0.6
			551,854,339	12.0

		Netherlands: 1.0%
582,909		Eurocommercial Properties NV	25,150,579	0.6
4,354,615		Nieuwe Steen Investments Funds NV	19,480,487	0.4
			44,631,066	1.0

		Singapore: 1.6%
9,357,000		CapitaCommercial Trust	9,716,056	0.2
20,149,000		CapitaLand Ltd.	47,283,036	1.0
2,631,300		City Developments Ltd.	17,908,106	0.4
			74,907,198	1.6

		Spain: 0.2%
603,787		Hispania Activos Inmobiliarios SA	9,217,211	0.2

		Sweden: 0.4%
1,449,209		Hufvudstaden AB	18,733,248	0.4

		Switzerland: 0.1%
75,485	L	PSP Swiss Property AG	6,780,809	0.1

		United Kingdom: 7.8%
6,043,428		British Land Co. PLC	79,256,677	1.7
887,926		Derwent London PLC	50,336,523	1.1
3,345,383		Great Portland Estates PLC	43,459,051	0.9
5,181,977		Hammerson PLC	53,196,023	1.2
5,240,908		Land Securities Group PLC	106,234,069	2.3
3,451,734		Safestore Holdings PLC	16,252,015	0.4
1,110,938		Unite Group PLC	10,947,167	0.2
			359,681,525	7.8

		United States: 51.6%
589,700		Alexandria Real Estate Equities, Inc.	54,671,087	1.2
678,808		AvalonBay Communities, Inc.	116,985,771	2.5
748,230		Boston Properties, Inc.	92,241,794	2.0
950,250		DCT Industrial Trust, Inc.	33,030,690	0.7
3,547,300		DDR Corp.	57,820,990	1.3
1,256,500		Douglas Emmett, Inc.	36,828,015	0.8
71,400		Equinix, Inc.	19,914,174	0.4
2,412,500		Equity Residential	180,479,125	3.9
332,192		Essex Property Trust, Inc.	74,713,303	1.6
1,406,500		Forest City Enterprises, Inc.	32,841,775	0.7
4,683,011		General Growth Properties, Inc.	127,096,919	2.8

Voya Global Real Estate Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2015 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: (continued)
1,983,800	Health Care REIT, Inc.	$137,616,206	3.0
1,376,600	Healthcare Realty Trust, Inc.	33,093,464	0.7
1,177,520	Healthcare Trust of America, Inc.	29,591,078	0.6
602,780	Highwoods Properties, Inc.	25,515,677	0.6
5,277,935	Host Hotels & Resorts, Inc.	102,286,380	2.2
1,038,300	Kilroy Realty Corp.	73,563,555	1.6
2,813,930	Kimco Realty Corp.	69,532,210	1.5
809,984	Liberty Property Trust	27,563,756	0.6
179,241	Macerich Co.	14,188,718	0.3
2,322,100	Paramount Group, Inc.	41,495,927	0.9
690,200	Pebblebrook Hotel Trust	28,091,140	0.6
480,700	Post Properties, Inc.	27,371,058	0.6
2,827,682	ProLogis, Inc.	114,832,166	2.5
588,624	Public Storage, Inc.	120,773,872	2.6
1,087,900	Ramco-Gershenson Properties	18,429,026	0.4
1,299,620	Simon Property Group, Inc.	243,314,856	5.3
900,330	SL Green Realty Corp.	103,663,996	2.3
4,569,400	Spirit Realty Capital, Inc.	46,379,410	1.0
3,341,800	Strategic Hotels & Resorts, Inc.	45,682,406	1.0
398,100	Sun Communities, Inc.	27,671,931	0.6
2,172,513	Sunstone Hotel Investors, Inc.	30,567,258	0.7
2,651,055	UDR, Inc.	89,632,170	1.9
5,850,500	VEREIT, Inc.	51,250,380	1.1
526,102	Vornado Realty Trust	51,321,250	1.1
		2,380,051,533	51.6

	Total Common Stock
	(Cost $3,435,219,992)	4,589,887,975	99.5

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.2%
	Securities Lending Collateralcc: 0.0%
1,446	Cantor Fitzgerald, Repurchase Agreement dated 07/31/15, 0.25%, due 08/03/15 (Repurchase Amount $1,446, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $1,474, due 10/01/15-06/20/65)	1,446	0.0
503,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 07/31/15, 0.22%, due 08/03/15 (Repurchase Amount $503,009, collateralized by various U.S. Government Securities, 0.875%-3.125%, Market Value plus accrued interest $513,060, due 08/15/17-02/15/43)	503,000	0.0
		504,446	0.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.2%
8,616,530	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.090%††
	(Cost $8,616,530)	8,616,530	0.2

	Total Short-Term Investments
	(Cost $9,120,976)	9,120,976	0.2

	Total Investments in Securities (Cost $3,444,340,968)	$4,599,008,951	99.7
	Assets in Excess of Other Liabilities	13,883,511	0.3
	Net Assets	$4,612,892,462	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of July 31, 2015.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.

L	Loaned security, a portion or all of the security is on loan at July 31, 2015.

Cost for federal income tax purposes is $3,668,356,800.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$1,111,288,724
Gross Unrealized Depreciation	(180,636,573)

Net Unrealized Appreciation	$930,652,151

Voya Global Real Estate Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2015 (Unaudited) (Continued)

REIT Diversification	Percentage of Net Assets
Retail REITs	22.8%
Diversified Real Estate Activities	13.7
Diversified REITs	13.6
Office REITs	13.6
Residential REITs	11.1
Specialized REITs	7.3
Real Estate Operating Companies	6.1
Industrial REITs	4.9
Hotels, Resorts & Cruise Lines	3.9
Real Estate Services	1.3
Real Estate Development	1.2
Assets in Excess of Other Liabilities*	0.5
Net Assets	100.0%

*	Includes short-term investments.

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of July 31, 2015 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2015
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$320,350,708	$–	$320,350,708
China	–	33,022,243	–	33,022,243
France	77,158,699	211,530,535	–	288,689,234
Germany	–	112,083,749	–	112,083,749
Hong Kong	112,717,471	277,167,641	–	389,885,112
Japan	–	551,854,339	–	551,854,339
Netherlands	–	44,631,066	–	44,631,066
Singapore	–	74,907,198	–	74,907,198
Spain	9,217,211	–	–	9,217,211
Sweden	–	18,733,248	–	18,733,248
Switzerland	–	6,780,809	–	6,780,809
United Kingdom	133,433,251	226,248,274	–	359,681,525
United States	2,380,051,533	–	–	2,380,051,533
Total Common Stock	2,712,578,165	1,877,309,810	–	4,589,887,975
Short-Term Investments	8,616,530	504,446	–	9,120,976
Total Investments, at fair value	$2,721,194,695	$1,877,814,256	$–	$4,599,008,951

(1)	For the period ended July 31, 2015, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Fund's policy is to recognize transfers between levels at the beginning of the reporting period. At July 31, 2015, securities valued at $178,648,404 were transferred from Level 2 to Level 1 within the fair value hierarchy.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

Voya Global Value Advantage Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.9%
		Australia: 4.1%
278,787		BHP Billiton Ltd.	$5,382,666	1.4
911,342		Challenger Financial Services Group Ltd.	4,767,885	1.3
86,248		Macquarie Group Ltd.	5,162,227	1.4
			15,312,778	4.1

		China: 2.5%
4,299,000		China Construction Bank	3,506,981	0.9
12,100,000		China Hongxing Sports Ltd.	63,395	0.0
287,724		China Mobile Ltd.	3,766,539	1.0
1,558,826		China Railway Construction Corp. Ltd.	2,021,259	0.6
			9,358,174	2.5

		Denmark: 0.9%
1,959		AP Moller - Maersk A/S - Class B	3,337,330	0.9

		France: 4.9%
58,953		Casino Guichard Perrachon S.A.	4,375,168	1.2
531,596		Natixis SA	3,901,500	1.1
46,047		Renault S.A.	4,238,978	1.1
114,424		Total S.A.	5,646,012	1.5
			18,161,658	4.9

		Germany: 2.3%
43,398		BASF SE	3,750,218	1.0
45,378		Siemens AG	4,862,069	1.3
			8,612,287	2.3

		Ireland: 1.5%
73,075		Medtronic PLC	5,728,349	1.5

		Israel: 0.7%
1,485,207		Bezeq Israeli Telecommunication Corp., Ltd.	2,739,082	0.7

		Italy: 1.3%
1,223,762		Intesa Sanpaolo S.p.A.	4,711,642	1.3

		Japan: 8.4%
80,300		Denso Corp.	3,980,138	1.1
246,258		LIXIL Group Corp.	4,936,995	1.3
184,814		Mitsubishi Corp.	3,987,694	1.1
126,000		NKSJ Holdings, Inc.	4,439,346	1.2
230,300		Panasonic Corp.	2,690,906	0.7
1,111,000		Sumitomo Mitsui Trust Holdings, Inc.	5,160,176	1.4
87,610		Toyota Motor Corp.	5,833,931	1.6
			31,029,186	8.4

		Netherlands: 4.6%
67,336		Koninklijke DSM NV	3,842,826	1.0
194,028		Koninklijke Philips NV	5,406,822	1.5
184,316		Reed Elsevier NV	3,067,579	0.8
82,658	@	Royal Dutch Shell PLC - Class A ADR	4,751,182	1.3
			17,068,409	4.6

		South Africa: 1.3%
164,582		MTN Group Ltd.	2,740,086	0.7
58,798		Sasol Ltd.	2,029,758	0.6
			4,769,844	1.3

		South Korea: 1.6%
28,896		KT&G Corp.	2,716,370	0.8
14,351		SK Telecom Co., Ltd.	3,079,923	0.8
			5,796,293	1.6

		Spain: 1.0%
171,224		Gas Natural SDG S.A.	3,716,310	1.0

		Switzerland: 6.4%
72,921		Novartis AG	7,566,591	2.0
23,201	@	Roche Holding AG	6,703,297	1.8
53,084		Swiss Re Ltd.	4,775,280	1.3
209,931	@	UBS Group AG	4,835,098	1.3
			23,880,266	6.4

		Taiwan: 1.6%
227,000		MediaTek, Inc.	2,386,263	0.6
163,161		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	3,607,490	1.0
			5,993,753	1.6

		United Kingdom: 3.6%
170,116		Admiral Group PLC	3,930,852	1.1
73,355		AstraZeneca PLC	4,952,078	1.3
163,844		Diageo PLC	4,592,985	1.2
			13,475,915	3.6

		United States: 50.2%
96,145		Apple, Inc.	11,662,388	3.1
108,945		AT&T, Inc.	3,784,749	1.0
101,826		Blackstone Group LP	3,996,671	1.1
41,346		Boeing Co.	5,960,853	1.6
88,413		Bristol-Myers Squibb Co.	5,803,429	1.6
271,853		Cisco Systems, Inc.	7,726,062	2.1
114,665		Coach, Inc.	3,577,548	1.0
101,333		ConAgra Foods, Inc.	4,464,732	1.2
77,851		Dow Chemical Co.	3,663,668	1.0
64,618		Dr Pepper Snapple Group, Inc.	5,183,656	1.4
191,955		General Electric Co.	5,010,026	1.3
48,514		Gilead Sciences, Inc.	5,717,860	1.5
52,949		Hess Corp.	3,124,520	0.8
131,918	@	Hilton Worldwide Holdings, Inc.	3,541,998	1.0
48,664		Home Depot, Inc.	5,695,148	1.5
95,776		Host Hotels & Resorts, Inc.	1,856,139	0.5
170,533		Intel Corp.	4,936,930	1.3
108,318		JPMorgan Chase & Co.	7,423,033	2.0
45,425		Kimberly-Clark Corp.	5,222,512	1.4
58,251		Kohl's Corp.	3,571,951	1.0
62,812		Kraft Heinz Co/The	4,991,670	1.3

Voya Global Value Advantage Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2015 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: (continued)
85,752	Microchip Technology, Inc.	$3,673,616	1.0
166,396	Microsoft Corp.	7,770,693	2.1
47,202	Nike, Inc.	5,438,614	1.5
63,490	Occidental Petroleum Corp.	4,456,998	1.2
155,258	Pfizer, Inc.	5,598,603	1.5
56,449	Philip Morris International, Inc.	4,828,083	1.3
53,641	Prudential Financial, Inc.	4,739,719	1.3
73,832	Schlumberger Ltd.	6,114,766	1.6
106,190	Southern Co.	4,749,879	1.3
96,927	Starwood Property Trust, Inc.	2,109,132	0.6
36,769	Union Pacific Corp.	3,588,287	1.0
34,245	United Technologies Corp.	3,435,116	0.9
41,119	UnitedHealth Group, Inc.	4,991,847	1.3
72,710	Viacom - Class B	4,144,470	1.1
54,599	Walt Disney Co.	6,551,880	1.8
128,044	Wells Fargo & Co.	7,409,906	2.0
		186,517,152	50.2

	Total Common Stock
	(Cost $349,106,715)	360,208,428	96.9

PREFERRED STOCK: 1.0%
	Brazil: 1.0%
518,386	Cia Energetica de Minas Gerais	1,418,618	0.4
262,406	Itau Unibanco Holding S.A.	2,293,787	0.6

	Total Preferred Stock
	(Cost $6,352,580)	3,712,405	1.0

	Total Long-Term Investments
	(Cost $355,459,295)	363,920,833	97.9

SHORT-TERM INVESTMENTS: 1.3%
	Mutual Funds: 1.3%
4,832,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.090%††
	(Cost $4,832,000)	4,832,000	1.3

	Total Short-Term Investments
	(Cost $4,832,000)	4,832,000	1.3

	Total Investments in Securities (Cost $360,291,295)	$368,752,833	99.2
	Assets in Excess of Other Liabilities	3,047,255	0.8
	Net Assets	$371,800,088	100.0

††	Rate shown is the 7-day yield as of July 31, 2015.
@	Non-income producing security.
ADR	American Depositary Receipt

Cost for federal income tax purposes is $361,151,407.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$28,454,120
Gross Unrealized Depreciation	(20,852,694)

Net Unrealized Appreciation	$7,601,426

Sector Diversification	Percentage of Net Assets
Financials	20.4%
Consumer Discretionary	14.2
Health Care	12.5
Industrials	11.5
Information Technology	11.2
Consumer Staples	9.8
Energy	7.0
Materials	4.4
Telecommunication Services	4.2
Utilities	2.7
Short-Term Investments	1.3
Assets in Excess of Other Liabilities	0.8
Net Assets	100.0%

Voya Global Value Advantage Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2015 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of July 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2015
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$15,312,778	$–	$15,312,778
China	–	9,294,779	63,395	9,358,174
Denmark	–	3,337,330	–	3,337,330
France	–	18,161,658	–	18,161,658
Germany	–	8,612,287	–	8,612,287
Ireland	5,728,349	–	–	5,728,349
Israel	–	2,739,082	–	2,739,082
Italy	–	4,711,642	–	4,711,642
Japan	–	31,029,186	–	31,029,186
Netherlands	4,751,182	12,317,227	–	17,068,409
South Africa	–	4,769,844	–	4,769,844
South Korea	2,716,370	3,079,923	–	5,796,293
Spain	–	3,716,310	–	3,716,310
Switzerland	4,835,098	19,045,168	–	23,880,266
Taiwan	3,607,490	2,386,263	–	5,993,753
United Kingdom	–	13,475,915	–	13,475,915
United States	186,517,152	–	–	186,517,152
Total Common Stock	208,155,641	151,989,392	63,395	360,208,428
Preferred Stock	3,712,405	–	–	3,712,405
Short-Term Investments	4,832,000	–	–	4,832,000
Total Investments, at fair value	$216,700,046	$151,989,392	$63,395	$368,752,833
Liabilities Table
Other Financial Instruments+
Futures	$(146,665)	$–	$–	$(146,665)
Total Liabilities	$(146,665)	$–	$–	$(146,665)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At July 31, 2015, the following futures contracts were outstanding for Voya Global Value Advantage Fund:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Mini MSCI Emerging Markets Index	73	09/18/15	$3,285,000	$(146,665)
			$3,285,000	$(146,665)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of July 31, 2015 was as follows:

		Fair Value
Derivatives not accounted for as hedging instruments

Liability Derivatives	Instrument Type
Equity contracts	Futures contracts	$146,665
Total Liability Derivatives		$146,665

Voya International Core Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.0%
		Brazil: 0.5%
90,690		BB Seguridade Participacoes SA	$854,204	0.3
125,340	@	Petroleo Brasileiro SA ADR	852,312	0.2
			1,706,516	0.5

		Canada: 3.4%
103,540	@	Canadian National Railway Co.	6,459,325	1.9
15,800	@	Canadian Natural Resources Ltd.	385,689	0.1
93,220		Imperial Oil Ltd.	3,449,108	1.0
35,300	@	TransCanada Corp.	1,371,946	0.4
			11,666,068	3.4

		China: 6.9%
65,097	@	Alibaba Group Holding Ltd. ADR	5,099,699	1.5
17,984	@	Baidu, Inc. ADR	3,105,117	0.9
4,710,000		China Construction Bank	3,842,261	1.1
1,094,000		China Life Insurance Co., Ltd.	4,029,480	1.2
406,500		Great Wall Motor Co. Ltd.	1,343,109	0.4
70,600	#	Huatai Securities Co. Ltd.	150,812	0.0
1,004,000		PICC Property & Casualty Co., Ltd.	2,089,023	0.6
618,000		ENN Energy Holdings Ltd.	4,101,262	1.2
			23,760,763	6.9

		Denmark: 0.3%
38,118		H Lundbeck A/S	901,596	0.3

		Finland: 0.4%
34,458		Kone OYJ	1,446,081	0.4

		France: 11.2%
38,729		Air Liquide SA	5,043,102	1.5
119,867		BNP Paribas	7,797,016	2.3
44,485		Essilor International SA	5,697,612	1.6
228,538		Orange SA	3,759,504	1.1
63,046		Groupe Eurotunnel S.A.	905,772	0.3
46,442		Legrand S.A.	2,856,974	0.8
48,624		Schneider Electric SE	3,391,921	1.0
81,090		Total S.A.	4,001,216	1.2
18,825		Unibail-Rodamco SE	5,003,766	1.4
			38,456,883	11.2

		Germany: 5.4%
58,514		Beiersdorf AG	4,999,404	1.5
36,956	@	Brenntag AG	2,055,118	0.6
18,441		Continental AG	4,122,723	1.2
236,587	@	Deutsche Annington Immobilien SE	7,381,486	2.1
			18,558,731	5.4

		Hong Kong: 0.7%
87,026		Hong Kong Exchanges and Clearing Ltd.	2,356,907	0.7

		India: 6.1%
149,047		Axis Bank Ltd.	1,331,927	0.4
334,961		Bharti Infratel Ltd.	2,338,576	0.7
67,194		Container Corp. Of India Ltd.	1,720,559	0.5
35,502		Divis Laboratories Ltd.	1,085,231	0.3
19,970		HDFC Bank Ltd. ADR	1,247,526	0.4
1,288,823	@	ICICI Bank Ltd.	6,099,186	1.8
25,305		Maruti Suzuki India Ltd	1,707,848	0.5
197,905		Power Grid Corp. of India Ltd.	437,924	0.1
76,040		Punjab National Bank	179,076	0.0
668,205		State Bank of India	2,811,203	0.8
51,173		Tata Consultancy Services Ltd.	2,003,840	0.6
			20,962,896	6.1

		Italy: 5.5%
180,738		Assicurazioni Generali S.p.A.	3,561,847	1.0
63,561		Banca Generali SpA	2,091,383	0.6
204,585		FinecoBank Banca Fineco SpA	1,629,573	0.5
1,249,593		Intesa Sanpaolo S.p.A.	4,811,095	1.4
63,357		Luxottica Group S.p.A.	4,594,444	1.4
423,096		Snam Rete Gas S.p.A.	2,081,995	0.6
			18,770,337	5.5

		Japan: 18.3%
47,700		Asahi Group Holdings, Ltd.	1,598,617	0.5
112,950		Asics Corp.	3,245,976	0.9
51,760		Daito Trust Construction Co., Ltd.	5,466,025	1.6
61,600		Daiwa House Industry Co., Ltd.	1,532,128	0.4
61,600		Eisai Co., Ltd.	4,020,319	1.2
167,100		Honda Motor Co., Ltd.	5,614,144	1.6
96,800		Isuzu Motors Ltd.	1,339,927	0.4
72,300		Kansai Electric Power Co., Inc.	980,336	0.3
76,200		Kyushu Electric Power Co., Inc.	1,079,787	0.3
72,500		M3, Inc.	1,708,423	0.5
200,640		Mitsubishi UFJ Financial Group, Inc.	1,460,075	0.4
751,000		NEC Corp.	2,398,568	0.7
122,400		Nippon Telegraph & Telephone Corp.	4,713,959	1.4
80,100		Olympus Corp.	3,064,901	0.9
47,700		Ono Pharmaceutical Co., Ltd.	5,746,802	1.7
126,720		Seven & I Holdings Co., Ltd.	5,847,036	1.7
53,300		Shikoku Electric Power Co., Inc.	896,946	0.3
68,100		Sumco Corp.	679,919	0.2
86,500		Sumitomo Mitsui Financial Group, Inc.	3,900,633	1.1

Voya International Core Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2015 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan: (continued)
152,690	T&D Holdings, Inc.	$2,325,125	0.7
58,700	Takeda Pharmaceutical Co., Ltd.	2,953,275	0.9
54,400	Tokio Marine Holdings, Inc.	2,265,385	0.6
		62,838,306	18.3

	Luxembourg: 0.1%
2,632	@ Altice SA	332,418	0.1

	Mexico: 0.6%
235,660	@ Cemex SAB de CV ADR	2,003,110	0.6

	Netherlands: 4.7%
95,582	@ Airbus Group SE	6,784,924	2.0
279,916	ING Groep NV	4,760,570	1.4
210,141	Koninklijke KPN NV	830,283	0.2
37,619	NXP Semiconductor NV - NXPI - US	3,648,667	1.1
		16,024,444	4.7

	South Korea: 1.3%
121,408	SK Hynix, Inc.	3,834,112	1.1
18,802	Korea Electric Power Corp.	812,979	0.2
		4,647,091	1.3

	Spain: 1.5%
152,166	Industria de Diseno Textil SA	5,217,470	1.5

	Sweden: 2.1%
120,903	Assa Abloy AB	2,454,916	0.7
63,021	Electrolux AB	1,809,203	0.5
76,370	Hennes & Mauritz AB	3,038,556	0.9
		7,302,675	2.1

	Switzerland: 9.6%
29,993	Adecco S.A.	2,503,290	0.7
21,241	@ Cie Financiere Richemont SA	1,833,385	0.5
96,347	Julius Baer Group Ltd.	5,329,892	1.6
107,169	Novartis AG	11,120,307	3.2
18,821	@ Roche Holding AG	5,437,815	1.6
291,039	UBS Group AG	6,691,307	2.0
		32,915,996	9.6

	Taiwan: 1.9%
1,457,000	Taiwan Semiconductor Manufacturing Co., Ltd.	6,367,107	1.9

	United Kingdom: 11.3%
127,759	AstraZeneca PLC	8,624,803	2.5
457,959	Sky PLC	8,141,240	2.4
169,407	CRH PLC - London	5,038,181	1.5
16,522	Derwent London PLC	936,632	0.3
88,773	Diageo PLC	2,488,544	0.7
37,184	Hikma Pharmaceuticals PLC	1,389,072	0.4
154,090	International Consolidated Airlines Group SA	1,283,326	0.4
50,484	Schroders PLC	2,487,364	0.7
284,649	Smith & Nephew PLC	5,290,372	1.5
40,707	Standard Chartered PLC	622,429	0.2
107,742	WPP PLC	2,475,453	0.7
		38,777,416	11.3

	United States: 3.2%
83,246	Anheuser-Busch InBev Worldwide, Inc.	9,946,368	2.9
41,500	@ Hollysys Automation Technologies Ltd.	883,120	0.3
		10,829,488	3.2

	Total Common Stock
	(Cost $303,616,844)	325,842,299	95.0

EXCHANGE-TRADED FUNDS: 0.6%
45,140	iShares MSCI ACWI ex US ETF	1,989,771	0.6

	Total Exchange-Traded Funds
	(Cost $2,132,486)	1,989,771	0.6

PREFERRED STOCK: 0.3%
	Germany: 0.3%
6,355	Volkswagen AG	1,274,641	0.3

	Total Preferred Stock
	(Cost $1,584,473)	1,274,641	0.3

	Total Long-Term Investments
	(Cost $307,333,803)	329,106,711	95.9

SHORT-TERM INVESTMENTS: 4.0%
	Mutual Funds: 4.0%
13,602,085	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.090%††
	(Cost $13,602,085)	13,602,085	4.0

	Total Short-Term Investments
	(Cost $13,602,085)	13,602,085	4.0

	Total Investments in Securities (Cost $320,935,888)	$342,708,796	99.9
	Assets in Excess of Other Liabilities	231,732	0.1
	Net Assets	$342,940,528	100.0

††	Rate shown is the 7-day yield as of July 31, 2015.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security.
ADR	American Depositary Receipt

Voya International Core Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2015 (Unaudited) (Continued)

Cost for federal income tax purposes is $321,747,663.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$30,558,743
Gross Unrealized Depreciation	(9,597,610)

Net Unrealized Appreciation	$20,961,133

Sector Diversification	Percentage of Net Assets
Financials	27.6%
Health Care	16.6
Consumer Discretionary	13.3
Industrials	11.1
Information Technology	8.3
Consumer Staples	7.3
Materials	3.6
Telecommunication Services	3.4
Energy	2.9
Utilities	1.2
Exchange-Traded Funds	0.6
Short-Term Investments	4.0
Assets in Excess of Other Liabilities	0.1
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2015
Asset Table
Investments, at fair value
Common Stock
Brazil	$1,706,516	$–	$–	$1,706,516
Canada	11,666,068	–	–	11,666,068
China	8,355,628	15,405,135	–	23,760,763
Denmark	–	901,596	–	901,596
Finland	–	1,446,081	–	1,446,081
France	–	38,456,883	–	38,456,883
Germany	–	18,558,731	–	18,558,731
Hong Kong	–	2,356,907	–	2,356,907
India	7,489,577	13,473,319	–	20,962,896
Italy	2,091,383	16,678,954	–	18,770,337
Japan	–	62,838,306	–	62,838,306
Luxembourg	332,418	–	–	332,418
Mexico	2,003,110	–	–	2,003,110
Netherlands	3,648,667	12,375,777	–	16,024,444
South Korea	–	4,647,091	–	4,647,091
Spain	–	5,217,470	–	5,217,470
Sweden	–	7,302,675	–	7,302,675
Switzerland	–	32,915,996	–	32,915,996
Taiwan	–	6,367,107	–	6,367,107
United Kingdom	–	38,777,416	–	38,777,416
United States	883,120	9,946,368	–	10,829,488
Total Common Stock	38,176,487	287,665,812	–	325,842,299
Exchange-Traded Funds	1,989,771	–	–	1,989,771
Preferred Stock	–	1,274,641	–	1,274,641
Short-Term Investments	13,602,085	–	–	13,602,085
Total Investments, at fair value	$53,768,343	$288,940,453	$–	$342,708,796

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

Voya International Real Estate Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.7%
		Australia: 13.6%
9,767,994		Federation Centres Ltd	$21,377,932	3.2
2,425,680		Goodman Group	11,568,390	1.7
4,052,099		GPT Group	13,620,621	2.0
2,350,820		Investa Office Fund	6,793,256	1.0
6,635,748		Mirvac Group	9,141,916	1.4
4,972,065	@	Peet Ltd.	4,015,944	0.6
4,589,480	@	Scentre Group	13,253,878	2.0
3,629,600		Stockland	11,250,272	1.7
			91,022,209	13.6

		Canada: 2.6%
184,200	@	Allied Properties Real Estate Investment Trust	5,129,460	0.8
140,200	@	Boardwalk Real Estate Investment Trust	6,170,365	0.9
187,300	@	Canadian Real Estate Investment Trust	6,089,380	0.9
			17,389,205	2.6

		Finland: 0.6%
1,553,625		Citycon Oyj	4,123,181	0.6

		France: 9.1%
19,089		Gecina S.A.	2,445,507	0.3
89,119		Icade	6,608,512	1.0
345,239		Klepierre	15,707,883	2.4
254,601		Mercialys SA	5,804,816	0.9
113,307		Unibail-Rodamco SE	30,117,485	4.5
			60,684,203	9.1

		Germany: 6.7%
183,217	#,@	ADO Properties SA	3,933,811	0.6
249,776		Alstria Office REIT-AG	3,449,943	0.5
315,352	@	Deutsche Annington Immobilien SE	9,838,945	1.5
131,271		Deutsche Euroshop AG	5,867,013	0.9
506,040		Deutsche Wohnen AG	12,485,081	1.9
122,909		LEG Immobilien AG	8,944,416	1.3
			44,519,209	6.7

		Hong Kong: 16.9%
5,995,100		Hang Lung Properties Ltd.	17,121,002	2.6
780,800		Hongkong Land Holdings Ltd. - HKHGF	5,961,798	0.9
1,570,588		Hongkong Land Holdings Ltd. - HKL	12,093,528	1.8
4,826,700		Link REIT	28,376,499	4.2
12,709,500		New World Development Ltd.	15,347,249	2.3
1,133,490		Sun Hung Kai Properties Ltd.	17,393,206	2.6
3,372,789		Swire Properties Ltd.	10,844,688	1.6
974,000		Wharf Holdings Ltd.	6,175,287	0.9
			113,313,257	16.9

		Ireland: 0.3%
799,977		Green REIT plc	1,353,004	0.2
526,648		Hibernia REIT plc	760,584	0.1
			2,113,588	0.3

		Italy: 0.5%
4,158,116		Beni Stabili S.p.A.	3,279,831	0.5

		Japan: 24.6%
6,219		Fukuoka REIT Corp.	10,456,482	1.6
5,895		GLP J-Reit	5,673,441	0.8
6,607		Hulic Reit, Inc.	8,734,853	1.3
13,608		Invincible Investment Corp.	7,250,619	1.1
8,827		Japan Hotel REIT Investment Corp.	5,711,687	0.8
7,848		Japan Retail Fund Investment Corp.	15,383,846	2.3
2,451		Kenedix Office Investment Corp.	11,355,757	1.7
1,948,300		Mitsubishi Estate Co., Ltd.	43,267,125	6.5
1,265,277		Mitsui Fudosan Co., Ltd.	35,991,279	5.4
3,636		Nippon Prologis REIT, Inc.	7,170,981	1.1
199,500		Sumitomo Realty & Development Co., Ltd.	6,998,091	1.0
495,700		Tokyo Tatemono Co., Ltd.	6,936,514	1.0
			164,930,675	24.6

		Netherlands: 1.2%
132,633		Eurocommercial Properties NV	5,722,672	0.9
499,182		Nieuwe Steen Investments Funds NV	2,233,104	0.3
			7,955,776	1.2

		Singapore: 2.8%
1,231,806		CapitaCommercial Trust	1,279,074	0.2
2,817,600		CDL Hospitality Trusts	3,204,035	0.5
1,623,500		City Developments Ltd.	11,049,219	1.6
1,800,300		Global Logistic Properties Ltd.	3,019,544	0.5
			18,551,872	2.8

		Spain: 0.8%
351,953		Hispania Activos Inmobiliarios SA	5,372,797	0.8

		Sweden: 2.4%
363,888		Castellum AB	5,188,323	0.8
514,648		Fabege AB	7,142,048	1.0
302,873		Hufvudstaden AB	3,915,098	0.6
			16,245,469	2.4

		Switzerland: 1.1%
52,751		PSP Swiss Property AG	4,738,616	0.7
30,476		Swiss Prime Site AG	2,428,492	0.4
			7,167,108	1.1

		United Kingdom: 14.5%
1,347,296		British Land Co. PLC	17,669,145	2.6
558,054		Capital & Counties Properties PLC	4,016,406	0.6
156,861		Derwent London PLC	8,892,449	1.3
614,499		Great Portland Estates PLC	7,982,806	1.2

Voya International Real Estate Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2015 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United Kingdom: (continued)
1,152,691	Hammerson PLC	$11,833,047	1.8
1,021,389	Land Securities Group PLC	20,703,723	3.1
1,082,024	Safestore Holdings PLC	5,094,562	0.8
499,603	Segro PLC	3,501,551	0.5
161,833	Shaftesbury PLC	2,360,269	0.4
643,470	ST Modwen Properties PLC	4,782,526	0.7
622,030	Unite Group PLC	6,129,475	0.9
275,780	Workspace Group PLC	4,189,320	0.6
		97,155,279	14.5

	Total Common Stock
	(Cost $569,692,050)	653,823,659	97.7

	Assets in Excess of Other Liabilities	15,704,328	2.3
	Net Assets	$669,527,987	100.0

#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security.

Cost for federal income tax purposes is $607,754,463.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$87,288,735
Gross Unrealized Depreciation	(41,219,539)

Net Unrealized Appreciation	$46,069,196

REIT Diversification	Percentage of Net Assets
Diversified Real Estate Activities	23.1%
Retail REITs	23.0
Diversified REITs	17.8
Real Estate Operating Companies	15.9
Office REITs	6.4
Industrial REITs	4.6
Real Estate Development	4.4
Residential REITs	2.0
Hotels, Resorts & Cruise Lines	0.5
Assets in Excess of Other Liabilities	2.3
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2015 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2015
Asset Table
Investments, at fair value
Common Stock
Australia	$4,015,944	$87,006,265	$–	$91,022,209
Canada	17,389,205	–	–	17,389,205

Voya International Real Estate Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2015 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2015
Finland	$–	$4,123,181	$–	$4,123,181
France	14,858,835	45,825,368	–	60,684,203
Germany	3,933,811	40,585,398	–	44,519,209
Hong Kong	18,055,326	95,257,931	–	113,313,257
Ireland	2,113,588	–	–	2,113,588
Italy	–	3,279,831	–	3,279,831
Japan	–	164,930,675	–	164,930,675
Netherlands	–	7,955,776	–	7,955,776
Singapore	3,204,035	15,347,837	–	18,551,872
Spain	5,372,797	–	–	5,372,797
Sweden	–	16,245,469	–	16,245,469
Switzerland	2,428,492	4,738,616	–	7,167,108
United Kingdom	35,429,311	61,725,968	–	97,155,279
Total Common Stock	106,801,344	547,022,315	–	653,823,659
Total Investments, at fair value	$106,801,344	$547,022,315	$–	$653,823,659

(1)	For the period ended July 31, 2015, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Fund's policy is to recognize transfers between levels at the beginning of the reporting period. At July 31, 2015, securities valued at $48,118,664 were transferred from Level 2 to Level 1 within the fair value hierarchy.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.1%
		Argentina: 0.7%
87,200		Arcos Dorados Holdings, Inc.	$370,600	0.2
6,300		Mercadolibre, Inc.	823,347	0.3
19,500	@	YPF SA ADR	447,135	0.2
			1,641,082	0.7

		Brazil: 7.6%
198,541		B2W Cia Digital	1,038,528	0.4
206,770		Banco do Brasil SA	1,316,487	0.5
151,200	@	Banco Santander Brasil SA ADR	706,104	0.3
64,100	@	Braskem SA ADR	464,725	0.2
55,400	@	BRF SA ADR	1,158,414	0.5
77,300	@	Fibria Celulose SA ADR	1,029,636	0.4
262,600	L	Gol Linhas Aereas Inteligentes SA ADR	438,542	0.2
217,900		Hypermarcas SA	1,288,709	0.5
414,845	@	Itau Unibanco Holding SA ADR	3,600,855	1.5
212,780		JBS SA	950,812	0.4
353,600	@	Petroleo Brasileiro SA ADR	2,404,480	1.0
79,350	@	Petroleo Brasileiro SA (sponsored) ADR	488,003	0.2
485,254		Rumo Logistica Operadora Multimodal SA	128,968	0.1
32,130		Smiles SA	514,613	0.2
61,300	@	Telefonica Brasil SA ADR	798,126	0.3
59,000	@	Tim Participacoes SA ADR	802,990	0.3
358,359		Tim Participacoes SA	977,547	0.4
73,000	@,L	Vale SA ADR	383,980	0.2
			18,491,519	7.6

		Chile: 0.4%
28,900		Cia Cervecerias Unidas SA ADR	609,790	0.2
33,500	@	Sociedad Quimica y Minera de Chile SA ADR	452,585	0.2
			1,062,375	0.4

		China: 26.5%
8,300	@	Alibaba Group Holding Ltd. ADR	650,222	0.3
309,000		Anta Sports Products Ltd.	792,062	0.3
27,300	@	Baidu, Inc. ADR	4,713,618	1.9
4,848,000		Bank of China Ltd.	2,649,129	1.1
869,000		Belle International Holdings	903,473	0.4
234,000		BYD Electronic International Co. Ltd.	194,486	0.1
2,052,000		China Citic Bank	1,462,678	0.6
5,232,000		China Construction Bank	4,268,091	1.7
1,271,000		China Everbright Bank Co. Ltd	707,788	0.3
327,000		China Lesso Group Holdings Ltd.	256,261	0.1
244,000		China Mengniu Diary Co., Ltd.	1,103,182	0.5
687,000		China Merchants Bank Co., Ltd.	1,774,645	0.7
41,300	@	China Mobile Ltd. ADR	2,684,500	1.1
477,000		China Mobile Ltd.	6,244,315	2.6
506,000		China Overseas Land & Investment Ltd.	1,593,473	0.7
1,683,650		China Petroleum & Chemical Corp.	1,268,965	0.5
434,000		China Southern Airlines Co., Ltd.	428,921	0.2
2,534,000		China Telecom Corp., Ltd.	1,417,106	0.6
5,000	@	CNOOC Ltd. ADR	613,250	0.2
1,191,000		CNOOC Ltd.	1,461,521	0.6
1,835,000		Geely Automobile Holdings Ltd.	770,457	0.3
2,194,000		GOME Electrical Appliances Holdings Ltd.	380,274	0.2
219,500		Great Wall Motor Co. Ltd.	725,246	0.3
290,000		Huabao International Holdings Ltd.	140,881	0.1
1,022,000		Huadian Power International Co.	1,032,285	0.4
1,134,000		Huaneng Power International, Inc.	1,374,183	0.6
1,550,000		Industrial & Commercial Bank of China	1,064,831	0.4
766,000		Jiangnan Group Ltd.	197,340	0.1
604,000		Lee & Man Paper Manufacturing Ltd.	372,039	0.2
1,234,000		Lenovo Group Ltd.	1,337,457	0.5
9,098	@	Neteasecom ADR	1,261,256	0.5
663,500		Nine Dragons Paper Holdings Ltd.	489,468	0.2
13,500	@,L	PetroChina Co., Ltd. ADR	1,328,265	0.5
524,000		PICC Property & Casualty Co., Ltd.	1,090,287	0.4
8,200	@	Qihoo 360 Technology Co. Ltd. ADR	508,482	0.2
10,000	@,L	Qunar Cayman Islands Ltd ADR	417,600	0.2
316,000		Shanghai Electric Group Co., Ltd.	195,085	0.1
418,000		Shenzhen Expressway Co. Ltd.	307,916	0.1
46,900	@,L	Sina Corp.	1,904,609	0.8
252,400		Sinopharm Group Co.	969,044	0.4
562,000		Sinotrans Ltd.	345,683	0.1
626,000		Skyworth Digital Holdings Ltd.	478,113	0.2
61,900	@,L	Sohu.com, Inc.	2,979,247	1.2
224,000		TCL Communication Technology Holdings Ltd.	174,051	0.1
176,800		Tencent Holdings Ltd.	3,293,897	1.3

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		China: (continued)
376,000		Tingyi Cayman Islands Holding Corp.	$723,646	0.3
216,000		Tsingtao Brewery Co., Ltd.	1,151,174	0.5
2,258,600		Uni-President China Holdings Ltd.	2,083,122	0.9
657,000		Universal Health International Group Holding Ltd.	280,454	0.1
17,000	@	Weibo Corp. ADR	238,510	0.1
145,400		Xinjiang Goldwind Science & Technology Co. Ltd.	277,502	0.1
49,600	L	Youku.com, Inc. ADR	962,240	0.4
514,000		Zhejiang Expressway Co., Ltd.	591,533	0.2
			64,633,863	26.5

		Cyprus: 0.2%
12,700	@	QIWI Plc ADR	388,874	0.2

		Egypt: 0.3%
96,930	@	Commercial International Bank Egypt SAE GDR	630,045	0.3

		France: 0.3%
13,400	@	Sanofi-Aventis SA ADR	723,466	0.3

		Hong Kong: 0.5%
3,025,000	L	Rexcapital Financial Holdings Ltd.	171,691	0.1
381,250		Shenzhen International Holdings Ltd.	632,166	0.3
684,000		Xinyi Glass Holding Co. Ltd.	358,673	0.1
			1,162,530	0.5

		India: 7.6%
177,150		Apollo Tyres Ltd.	558,873	0.2
70,230		Bharat Petroleum Corp. Ltd.	1,015,246	0.4
79,820		HCL Technologies Ltd.	1,242,710	0.5
75,770		Hindustan Petroleum Corp. Ltd	1,089,564	0.5
86,840		Housing Development Finance Corp.	1,814,355	0.7
137,200	@	ICICI Bank Ltd. ADR	1,381,604	0.6
137,290		IRB Infrastructure Developers Ltd.	525,767	0.2
101,810		Power Finance Corp. Ltd	390,562	0.2
127,567		Reliance Capital Ltd.	775,587	0.3
73,851	@	Reliance Industries Ltd. GDR	2,300,459	1.0
205,526		Reliance Industries Ltd.	3,210,652	1.3
99,470		Rural Electrification Corp. Ltd.	419,945	0.2
195,690		Sintex Industries Ltd.	351,549	0.1
195,785		Tata Chemicals Ltd.	1,493,815	0.6
35,458	@	Tata Motors Ltd. ADR	1,051,684	0.4
39,160		Tech Mahindra Ltd.	324,123	0.1
24,940		Wockhardt Ltd.	608,548	0.3
			18,555,043	7.6

		Indonesia: 0.4%
1,419,200		Bank Negara Indonesia Persero Tbk PT	498,806	0.2
635,300		Tambang Batubara Bukit Asam Persero Tbk PT	281,596	0.1
173,200		United Tractors Tbk PT	258,358	0.1
			1,038,760	0.4

		Malaysia: 0.1%
1,032,887		UEM Sunrise Bhd	262,960	0.1

		Mexico: 3.8%
67,900	@	America Movil SAB de CV ADR	1,315,902	0.5
126,459	@	Cemex SAB de CV ADR	1,074,902	0.5
73,600	@,L	Empresas ICA SAB de CV ADR	187,680	0.1
10,400	@	Fomento Economico Mexicano SAB de CV ADR	942,656	0.4
110,400		Grupo Financiero Banorte	583,227	0.2
50,800	@	Grupo Financiero Santander Mexico SAB de CV ADR	454,660	0.2
112,300		Grupo Lala SAB de CV	259,135	0.1
100,000	@	Grupo Televisa SAB ADR	3,486,000	1.4
405,599		Wal-Mart de Mexico SAB de CV	983,255	0.4
			9,287,417	3.8

		Poland: 0.4%
226,881		Polskie Gornictwo Naftowe I Gazownictwo SA	378,099	0.1
313,170		Orange Polska SA	674,861	0.3
			1,052,960	0.4

		Qatar: 0.1%
14,080		Gulf International Services QSC	263,622	0.1

		Russia: 5.4%
36,020		CTC Media, Inc.	67,718	0.0
206,200	@	Gazprom PAO ADR	946,458	0.4
77,203	@	Lukoil PJSC ADR	3,157,603	1.3
1,241,724	@	Magnitogorsk Iron & Steel Works	379,641	0.1
54,445	@	MegaFon PJSC GDR	675,118	0.3
93,570	@	MMC Norilsk Nickel PJSC ADR	1,434,428	0.6
141,752		Mobile Telesystems OJSC ADR	1,162,366	0.5
263,700	@	Moscow Exchange MICEX-RTS OAO	300,534	0.1
185,432	@	Rosneft Oil Co. GDR	711,484	0.3
371,048	@	Sberbank of Russia ADR	1,818,135	0.7

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Russia: (continued)
37,540	@	Severstal OAO GDR	$422,854	0.2
40,174	@	Tatneft-sponsored ADR	1,176,300	0.5
70,500		Yandex NV	980,655	0.4
			13,233,294	5.4

		South Africa: 3.5%
11,124		Anglo American Platinum Ltd.	231,479	0.1
17,900	@	AngloGold Ashanti Ltd. ADR	109,548	0.1
32,861		Impala Platinum Holdings Ltd.	117,943	0.0
6,670		Naspers Ltd.	929,553	0.4
317,650		Netcare Ltd.	1,012,179	0.4
48,701		Remgro Ltd.	1,006,925	0.4
16,200	@	Sasol Ltd. ADR	558,576	0.2
310,544		Steinhoff International Holdings Ltd.	1,877,565	0.8
90,945		Vodacom Group Pty Ltd.	1,051,452	0.4
219,915		Woolworths Holdings Ltd./South Africa	1,722,570	0.7
			8,617,790	3.5

		South Korea: 19.4%
670		Amorepacific Corp.	236,201	0.1
31,331		BS Financial Group, Inc.	368,304	0.1
2,340		Com2uSCorp	249,155	0.1
1,480		GS Home Shopping, Inc.	256,397	0.1
13,480		GS Retail Co. Ltd.	602,157	0.2
11,140		Halla Visteon Climate Control Corp.	345,973	0.1
2,500		Hana Tour Service, Inc.	371,814	0.2
22,700		Hankook Tire Co. Ltd.	788,138	0.3
49,600		SK Hynix, Inc.	1,566,387	0.6
11,984		Hyundai Development Co-Engineering & Construction	720,554	0.3
5,916		Hyundai Elevator Co. Ltd.	401,824	0.2
6,896		Hyundai Motor Co.	878,483	0.4
95,990		Industrial Bank Of Korea	1,135,984	0.5
18,300		KB Financial Group, Inc.	574,948	0.2
43,200	@	KB Financial Group, Inc. ADR	1,360,368	0.6
5,854		KCC Corp.	2,447,187	1.0
4,860		KEPCO Plant Service & Engineering Co. Ltd.	488,014	0.2
14,475		KH Vatec Co., Ltd.	191,719	0.1
25,152		Kia Motors Corp.	943,482	0.4
23,680		Korea Electric Power Corp.	1,023,898	0.4
1,750		Korea Zinc Co., Ltd.	739,399	0.3
60,010	@	KT Corp. ADR	784,331	0.3
16,953		KT&G Corp.	1,593,668	0.7
3,970		LG Innotek Co. Ltd.	278,125	0.1
93,953		LG Uplus Corp.	928,072	0.4
58,600		LG.Philips LCD Co. Ltd. ADR	560,802	0.2
967		Lotte Chilsung Beverage Co., Ltd.	1,869,078	0.8
684		Lotte Confectionery Co. Ltd.	1,143,612	0.5
92,130		Meritz Securities Co. Ltd.	459,896	0.2
2,230		NCSoft Corp.	418,193	0.2
15,990		Partron Co. Ltd.	110,671	0.0
11,116	@	Samsung Electronics Co., Ltd. GDR	5,635,812	2.3
5,989		Samsung Electronics Co., Ltd.	6,076,181	2.5
20,939		Samsung Life Insurance Co. Ltd.	1,914,159	0.8
8,440		Seah Besteel Corp.	239,224	0.1
35,963		Shinhan Financial Group Co., Ltd.	1,287,013	0.5
6,920		SK Holdings Co. Ltd.	1,333,324	0.5
11,720		SK Telecom Co., Ltd.	2,515,274	1.0
126,800	@	SK Telecom Co., Ltd. ADR	3,041,932	1.2
44,790		Wonik IPS Co. Ltd.	469,542	0.2
13,570		Coway Co., Ltd.	1,132,846	0.5
			47,482,141	19.4

		Taiwan: 10.7%
1,172,000	@	Advanced Semiconductor Engineering, Inc.	1,360,606	0.6
126,000		Catcher Technology Co., Ltd.	1,389,057	0.6
1,009,000		Cathay Financial Holding Co., Ltd.	1,630,837	0.7
245,401		Chicony Electronics Co. Ltd.	636,999	0.3
796,000		InnoLux Display Corp.	276,734	0.1
228,250		Coretronic Corp.	181,298	0.1
88,000		Feng TAY Enterprise Co., Ltd.	492,410	0.2
832,000		Fubon Financial Holding Co., Ltd.	1,517,918	0.6
52,000		Grape King Bio Ltd.	349,690	0.1
468,747		Hon Hai Precision Industry Co., Ltd.	1,348,038	0.5
96,000		Hota Industrial Manufacturing Co. Ltd.	284,386	0.1
650,000		Inotera Memories, Inc.	392,190	0.2
131,000		MediaTek, Inc.	1,377,095	0.6
1,307,000		Mega Financial Holdings Co., Ltd.	1,116,980	0.5
340,000		Pegatron Corp.	955,645	0.4
466,000		POU Chen Corp.	661,916	0.3
127,000		Radiant Opto-Electronics Corp.	378,370	0.1
192,549		Realtek Semiconductor Corp.	378,736	0.1
118,000		Shin Zu Shing Co. Ltd	308,388	0.1
128,000		Taiwan Paiho Ltd.	267,447	0.1
819,000		Taiwan Semiconductor Manufacturing Co., Ltd.	3,579,040	1.5
211,741		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	4,681,594	1.9
2,016,000		United Microelectronics Corp.	720,596	0.3

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Taiwan: (continued)
263,000		Vanguard International Semiconductor Corp.	$308,708	0.1
532,000		Wan Hai Lines Ltd.	445,699	0.2
293,000		Win Semiconductors Corp.	313,468	0.1
56,000		Yeong Guan Energy Technology Group Co. Ltd.	337,061	0.1
149,000		Zhen Ding Technology Holding Ltd.	462,221	0.2
			26,153,127	10.7

		Thailand: 2.8%
104,600		Airports of Thailand PCL	871,465	0.3
255,600		Bangkok Bank PCL - Foreign	1,202,577	0.5
248,000		Kasikornbank PCL	1,250,777	0.5
1,942,300	L	Krung Thai Bank PCL	964,586	0.4
154,400		PTT PCL	1,426,995	0.6
457,100		RS PCL	154,272	0.1
500,700		Samart Corp. PCL	292,448	0.1
363,600		Supalai PCL	176,335	0.1
1,097,200		Thai Union Frozen Products PCL	589,065	0.2
			6,928,520	2.8

		Turkey: 3.5%
474,166		Akbank TAS	1,265,878	0.5
1		Enka Insaat Ve Sanayi AS	2	0.0
640,421		Eregli Demir ve Celik Fabrikalari TAS	959,073	0.4
21,370		Ford Otomotiv Sanayi A/S	253,689	0.1
189,450		KOC Holding AS	840,247	0.3
51,280		TAV Havalimanlari Holding AS	389,579	0.2
42,000		Tofas Truk Otomobil Fabrika	275,086	0.1
30,870		Tupras Turkiye Petrol Rafine	802,078	0.3
296,179		Turk Hava Yollari	965,138	0.4
71,500	@	Turkcell Iletisim Hizmet AS ADR	820,820	0.4
129,180		Turkiye Halk Bankasi AS	562,093	0.2
733,880		Turkiye Is Bankasi	1,427,092	0.6
			8,560,775	3.5

		United Arab Emirates: 0.4%
665,240		Air Arabia PJSC	290,022	0.1
266,950		Dubai Islamic Bank PJSC	543,883	0.3
			833,905	0.4

		United States: 0.5%
34,000		Yahoo!, Inc.	1,246,780	0.5

		Total Common Stock
		(Cost $255,328,221)	232,250,848	95.1

PREFERRED STOCK: 0.2%
		Russia: 0.2%
931,070		Surgutneftegas OJSC	568,583	0.2

		Total Preferred Stock
		(Cost $769,448)	568,583	0.2

RIGHTS: 0.0%
		South Korea: 0.0%
381	@	Com2uSCorp	3,842	0.0
25,922	@	Meritz Securities Co. Ltd.	35,076	0.0

		Total Rights
		(Cost $–)	38,918	0.0

		Total Long-Term Investments
		(Cost $256,097,669)	232,858,349	95.3

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.5%
	Securities Lending Collateralcc: 2.5%
302,695	Bank of Montreal, Repurchase Agreement dated 07/31/15, 0.13%, due 08/03/15 (Repurchase Amount $302,698, collateralized by various U.S. Government Securities, 0.875%-3.875%, Market Value plus accrued interest $308,749, due 07/31/16-08/15/40)	302,695	0.1
1,437,904	Citigroup, Inc., Repurchase Agreement dated 07/31/15, 0.16%, due 08/03/15 (Repurchase Amount $1,437,923, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,466,662, due 04/30/16-09/01/47)	1,437,904	0.6
1,437,904	HSBC Securities USA, Repurchase Agreement dated 07/31/15, 0.14%, due 08/03/15 (Repurchase Amount $1,437,921, collateralized by various U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $1,466,663, due 08/01/22-08/01/48)	1,437,904	0.6

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2015 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
1,437,904	Merrill Lynch & Co., Inc., Repurchase Agreement dated 07/31/15, 0.15%, due 08/03/15 (Repurchase Amount $1,437,922, collateralized by various U.S. Government Agency Obligations, 2.377%-4.662%, Market Value plus accrued interest $1,466,662, due 07/01/22-07/20/62)	$1,437,904	0.6
1,437,904	Mizuho Securities USA Inc., Repurchase Agreement dated 07/31/15, 0.19%, due 08/03/15 (Repurchase Amount $1,437,926, collateralized by various U.S. Government Agency Obligations, 0.000%-8.500%, Market Value plus accrued interest $1,466,662, due 06/13/16-07/01/43)	1,437,904	0.6
		6,054,311	2.5

	Total Short-Term Investments
	(Cost $6,054,311)	6,054,311	2.5

	Total Investments in Securities (Cost $262,151,980)	$238,912,660	97.8
	Assets in Excess of Other Liabilities	5,434,984	2.2
	Net Assets	$244,347,644	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at July 31, 2015.

Cost for federal income tax purposes is $263,131,228.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$19,225,605
Gross Unrealized Depreciation	(43,444,173)

Net Unrealized Depreciation	$(24,218,568)

Sector Diversification	Percentage of Net Assets
Information Technology	23.5%
Financials	20.2
Telecommunication Services	10.6
Energy	10.5
Consumer Discretionary	9.8
Consumer Staples	7.3
Industrials	5.9
Materials	4.6
Health Care	1.5
Utilities	1.4
Short-Term Investments	2.5
Assets in Excess of Other Liabilities	2.2
Net Assets	100.0%

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2015 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of July 31, 2015 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2015
Asset Table
Investments, at fair value
Common Stock
Argentina	$1,641,082	$–	$–	$1,641,082
Brazil	18,491,519	–	–	18,491,519
Chile	1,062,375	–	–	1,062,375
China	22,171,749	42,462,114	–	64,633,863
Cyprus	388,874	–	–	388,874
Egypt	630,045	–	–	630,045
France	723,466	–	–	723,466
Hong Kong	–	990,839	171,691	1,162,530
India	6,300,580	12,254,463	–	18,555,043
Indonesia	–	1,038,760	–	1,038,760
Malaysia	–	262,960	–	262,960
Mexico	9,287,417	–	–	9,287,417
Poland	–	1,052,960	–	1,052,960
Qatar	–	263,622	–	263,622
Russia	10,242,481	2,990,813	–	13,233,294
South Africa	668,124	7,949,666	–	8,617,790
South Korea	13,464,927	34,017,214	–	47,482,141
Taiwan	5,127,293	21,025,834	–	26,153,127
Thailand	–	6,928,520	–	6,928,520
Turkey	2,588,036	5,972,739	–	8,560,775
United Arab Emirates	–	833,905	–	833,905
United States	1,246,780	–	–	1,246,780
Total Common Stock	94,034,748	138,044,409	171,691	232,250,848
Preferred Stock	–	568,583	–	568,583
Rights	–	38,918	–	38,918
Short-Term Investments	–	6,054,311	–	6,054,311
Total Investments, at fair value	$94,034,748	$144,706,221	$171,691	$238,912,660

(1)	For the period ended July 31, 2015, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Fund's policy is to recognize transfers between levels at the beginning of the reporting period. At July 31, 2015, securities valued at $19,261,837 were transferred from Level 2 to Level 1 within the fair value hierarchy. In addition, securities valued at $283,830 transferred from Level 2 to Level 3 due to significant unobservable inputs.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

Voya Multi-Manager International Equity Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.5%
		Australia: 3.3%
34,490		Amcor Ltd.	$362,408	0.1
82,049		Ansell Ltd.	1,499,845	0.3
92,193		Australia & New Zealand Banking Group Ltd.	2,198,666	0.4
194,213		Brambles Ltd.	1,540,569	0.3
109,115		Caltex Australia Ltd.	2,748,732	0.5
44,066		Cochlear Ltd.	2,936,632	0.6
5,029		CSL Ltd.	363,307	0.1
235,738		Goodman Group	1,124,266	0.2
122,218	L	Mesoblast Ltd.	351,220	0.0
184,070		Oil Search Ltd.	1,001,386	0.2
132,421		Seek Ltd.	1,454,351	0.3
182,136		South32 Ltd.	237,641	0.1
210,999		Treasury Wine Estates Ltd.	886,639	0.2
			16,705,662	3.3

		Austria: 0.2%
122,781		UNIQA Insurance Group AG	1,160,252	0.2

		Belgium: 0.7%
28,247		KBC Groep NV	1,969,672	0.4
10,954		Solvay S.A.	1,465,450	0.3
			3,435,122	0.7

		Brazil: 0.7%
114,800		BB Seguridade Participacoes SA	1,081,295	0.2
58,700		BR Malls Participacoes S.A.	218,071	0.0
173,958	@	Itau Unibanco Holding S.A. ADR	1,509,955	0.3
9,200		Lojas Renner SA	291,669	0.1
20,500	@	Tim Participacoes SA ADR	279,005	0.1
			3,379,995	0.7

		Canada: 1.2%
18,200	@	Canadian Natural Resources Ltd.	444,198	0.1
1,700	@	Canadian Pacific Railway Ltd.	273,669	0.1
140,600	@	EnCana Corp.	1,068,596	0.2
28,600	@	MacDonald Dettwiler & Associates Ltd.	1,695,641	0.3
40,000	@	National Bank Of Canada	1,398,937	0.3
14,200	@	Toronto Dominion Bank	572,951	0.1
2,329		Valeant Pharmaceuticals International, Inc. - CAD	597,133	0.1
			6,051,125	1.2

		China: 1.8%
3,896	@	Alibaba Group Holding Ltd. ADR	305,213	0.1
11,350	@	Baidu, Inc. ADR	1,959,691	0.4
16,500		Beijing Enterprises Holdings Ltd.	121,414	0.0
294,500		BOC Hong Kong Holdings Ltd.	1,186,199	0.2
63,000		China Mengniu Diary Co., Ltd.	284,838	0.0
150,000		China Overseas Land & Investment Ltd.	472,373	0.1
2,800	@	Ctrip.com International Ltd. ADR	200,424	0.0
792,000		Industrial & Commercial Bank of China	544,094	0.1
22,600		JD.com, Inc. ADR	746,478	0.1
35,911		Mindray Medical International Ltd. ADR	980,011	0.2
32,400		Tencent Holdings Ltd.	603,633	0.1
258,000		Tsingtao Brewery Co., Ltd.	1,375,013	0.3
15,000		Vipshop Holdings Ltd. ADR	292,350	0.1
202,000		Want Want China Holdings Ltd.	209,278	0.1
			9,281,009	1.8

		Denmark: 2.1%
48,267		Carlsberg A/S	4,205,286	0.8
28,005	@	GN Store Nord	569,635	0.1
69,563		Novo Nordisk A/S	4,105,364	0.8
33,787		Novozymes A/S	1,766,098	0.4
			10,646,383	2.1

		Finland: 1.3%
44,640	L	Kone OYJ	1,873,384	0.4
66,357		Sampo OYJ	3,283,389	0.6
84,230		UPM-Kymmene OYJ	1,555,874	0.3
			6,712,647	1.3

		France: 6.6%
2,259		Air Liquide SA	294,156	0.1
112,963		AXA S.A.	2,974,904	0.6
99,386		BNP Paribas	6,464,784	1.3
48,839		Capgemini S.A.	4,665,653	0.9
5,508		Eutelsat Communications	167,864	0.0
67,467		GDF Suez	1,293,846	0.2
5,174		Iliad SA	1,227,670	0.3
27,428		Legrand S.A.	1,687,289	0.3
8,676		Publicis Groupe	656,142	0.1
22,145		Renault S.A.	2,038,616	0.4
8,925		Schneider Electric SE	622,592	0.1
16,794		Societe Generale	824,609	0.2
10,366		Sodexo SA	965,488	0.2
17,384		Thales S.A.	1,174,768	0.2
67,999		Total S.A.	3,355,268	0.7
18,836		Valeo SA	2,510,403	0.5
43,545		Vinci S.A.	2,790,708	0.5
			33,714,760	6.6

		Germany: 4.3%
21,360		Adidas AG	1,747,936	0.3
53,128		Bayer AG	7,845,753	1.5
24,287	@	Brenntag AG	1,350,597	0.3
7,215		Continental AG	1,613,006	0.3
24,970		Daimler AG	2,233,711	0.4

Voya Multi-Manager International Equity Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Germany: (continued)
47,427		Deutsche Bank AG	$1,666,102	0.3
43,947		Deutsche Telekom AG	794,669	0.2
8,968		Fresenius SE & Co. KGaA	620,549	0.1
11,878		HeidelbergCement AG	904,636	0.2
76,224		Infineon Technologies AG	855,021	0.2
14,141		RTL Group SA	1,276,594	0.2
54,107		TUI AG - TUI - GBP	929,429	0.2
7,011		Wirecard AG	277,795	0.1
			22,115,798	4.3

		Hong Kong: 1.8%
145,600		AIA Group Ltd.	947,061	0.2
358,000		Cafe de Coral Holdings Ltd.	1,256,092	0.2
157,048		Cheung Kong Property Holdings Ltd.	1,308,683	0.3
136,548	@	CK Hutchison Holdings Ltd.	2,026,848	0.4
28,900		Jardine Matheson Holdings Ltd.	1,569,587	0.3
39,500		Jardine Strategic Holdings Ltd.	1,186,569	0.3
870,000		Li & Fung Ltd.	672,997	0.1
			8,967,837	1.8

		India: 0.9%
49,977		Axis Bank Ltd.	446,609	0.1
29,709		Housing Development Finance Corp.	620,712	0.1
17,697		Infosys Ltd.	297,672	0.1
97,814		Mahindra & Mahindra Ltd. GDR	2,093,220	0.4
157,649		NTPC Ltd.	331,973	0.1
133,083		Power Grid Corp. of India Ltd.	294,486	0.0
13,139		Tata Consultancy Services Ltd.	514,499	0.1
			4,599,171	0.9

		Indonesia: 0.1%
327,200		Bank Central Asia Tbk PT	316,717	0.1
950,400		Sarana Menara Nusantara Tbk PT	280,676	0.0
			597,393	0.1

		Ireland: 0.9%
152,123		James Hardie Industries SE	2,103,839	0.4
36,918	@	Ryanair Holdings PLC ADR	2,735,993	0.5
			4,839,832	0.9

		Israel: 1.4%
156,318		Protalix BioTherapeutics, Inc.	256,362	0.1
96,460	@	Teva Pharmaceutical Industries Ltd. ADR	6,657,669	1.3
			6,914,031	1.4

		Italy: 2.0%
62,278		Altantia S.p.A.	1,663,081	0.3
73,850		Azimut Holding S.p.A.	1,844,594	0.4
448,108		Enel S.p.A.	2,105,635	0.4
522,667		Intesa Sanpaolo S.p.A.	2,012,336	0.4
15,979		Moncler S.p.A.	324,655	0.0
1,219,805		Telecom Italia S.p.A.	1,616,371	0.3
133,090		UniCredit SpA	882,558	0.2
			10,449,230	2.0

		Japan: 20.0%
15,000		Air Water, Inc.	260,207	0.0
62,300		Asahi Group Holdings, Ltd.	2,087,921	0.4
34,900		Astellas Pharma, Inc.	525,312	0.1
3,700	@	Calbee, Inc.	164,865	0.0
46,300		Dai-ichi Life Insurance Co., Ltd.	940,463	0.2
50,500		Daikin Industries Ltd.	3,263,694	0.6
258,600		Daiwa House Industry Co., Ltd.	6,431,952	1.3
43,900		Denso Corp.	2,175,941	0.4
20,000		Dentsu, Inc.	1,131,828	0.2
102,500		Don Quijote Holdings Co. Ltd.	4,369,635	0.9
8,300		FamilyMart Co., Ltd.	401,122	0.1
133,000		Hitachi Ltd.	861,679	0.2
26,800		Inpex Corp.	291,202	0.1
132,500		Isuzu Motors Ltd.	1,834,095	0.4
42,100		Japan Airlines Co. Ltd.	1,588,393	0.3
110,000		Japan Tobacco, Inc.	4,269,832	0.8
54,700		Kao Corp.	2,773,103	0.5
214,000		Kawasaki Heavy Industries Ltd.	937,952	0.2
214,100		KDDI Corp.	5,435,158	1.1
7,300		Koito Manufacturing Co., Ltd.	286,788	0.1
26,600		Makita Corp.	1,468,511	0.3
65,000		Mitsubishi Corp.	1,402,492	0.3
23,000		Mitsubishi Electric Corp.	247,026	0.0
608,300		Mitsubishi UFJ Financial Group, Inc.	4,426,653	0.9
67,000		Mitsui Fudosan Co., Ltd.	1,905,840	0.4
13,000		Mitsui OSK Lines Ltd.	38,989	0.0
122,100		MS&AD Insurance Group Holdings, Inc.	3,845,214	0.7
10,100		Nabtesco Corp.	221,785	0.0
88,800		Nippon Telegraph & Telephone Corp.	3,419,931	0.7
146,300		Nissan Motor Co., Ltd.	1,391,976	0.3
55,100		NKSJ Holdings, Inc.	1,941,333	0.4
68,900		Olympus Corp.	2,636,351	0.5
161,600		Rakuten, Inc.	2,596,918	0.5
19,700		Sankyo Co., Ltd.	747,199	0.1
97,400		Seven & I Holdings Co., Ltd.	4,494,170	0.9
21,600		Shimano, Inc.	2,994,472	0.6
87,300		Shiseido Co., Ltd.	2,111,641	0.4
5,800		SMC Corp.	1,469,250	0.3
57,000		SoftBank Group Corp.	3,150,626	0.6
189,100		Sony Corp.	5,360,308	1.0
9,600		Start Today Co. Ltd.	307,267	0.1
17,900		Sugi Holdings Co., Ltd.	911,822	0.2

Voya Multi-Manager International Equity Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
48,700		Sumitomo Corp.	$552,858	0.1
130,800		Sumitomo Mitsui Financial Group, Inc.	5,898,298	1.2
89,100		THK Co., Ltd.	1,726,076	0.3
14,200		Tokio Marine Holdings, Inc.	591,332	0.1
63,200		Toyota Motor Corp.	4,208,475	0.8
43,900		United Arrows Ltd.	1,750,268	0.3
85,000		Yahoo! Japan Corp.	371,888	0.1
			102,220,111	20.0

		Luxembourg: 0.1%
3,850	@	Altice SA	486,250	0.1
351		RTL Group SA	31,899	0.0
			518,149	0.1

		Malaysia: 0.0%
313,800		Astro Malaysia Holdings Bhd	251,946	0.0

		Mexico: 0.1%
34,000	@	Grupo Financiero Santander Mexico SAB de CV ADR	304,300	0.1

		Netherlands: 3.0%
152,581		ArcelorMittal	1,377,255	0.3
4,947		ASML Holding NV	491,758	0.1
20,456	@	Airbus Group SE	1,452,077	0.3
1,102,513		Koninklijke KPN NV	4,356,115	0.9
4,200		NXP Semiconductor NV - NXPI - US	407,358	0.1
17,229		NXP Semiconductor NV - VNX - GR	1,686,931	0.3
80,287		Royal Dutch Shell PLC - Class A	2,301,289	0.4
14,255		Royal Dutch Shell PLC - Class B	412,753	0.1
81,216		Wolters Kluwer NV	2,688,137	0.5
			15,173,673	3.0

		Norway: 1.0%
75,662		DnB NOR ASA	1,233,476	0.2
333,314		Norsk Hydro ASA	1,242,999	0.3
114,292		Telenor ASA	2,510,537	0.5
			4,987,012	1.0

		Philippines: 0.4%
3,808,300		Alliance Global Group, Inc.	1,881,038	0.4

		Portugal: 0.3%
111,015		Jeronimo Martins SGPS SA	1,649,921	0.3

		Russia: 0.1%
3,647	@	Magnit PJSC GDR	197,491	0.1
27,473	@	Sberbank of Russia ADR	134,618	0.0
			332,109	0.1

		Singapore: 0.8%
118,300		DBS Group Holdings Ltd.	1,741,639	0.3
160,454		United Overseas Bank Ltd.	2,597,521	0.5
			4,339,160	0.8

		South Africa: 0.7%
11,565		Aspen Pharmacare Holdings Ltd.	338,655	0.1
170,489		Clicks Group Ltd.	1,297,494	0.2
14,065		Naspers Ltd.	1,960,145	0.4
			3,596,294	0.7

		South Korea: 0.9%
669		LG Household & Health Care Ltd.	489,966	0.1
563		NAVER Corp.	251,820	0.0
2,100	@	Samsung Electronics Co., Ltd. GDR	1,064,700	0.2
1,269		Samsung Electronics Co., Ltd.	1,287,472	0.3
7,353		Samsung Fire & Marine Insurance Co. Ltd.	1,758,969	0.3
			4,852,927	0.9

		Spain: 1.9%
9,995		Amadeus IT Holding S.A.	436,347	0.1
599,612		Bankia SA	792,446	0.1
57,747		Banco Bilbao Vizcaya Argentaria S.A.	585,574	0.1
23,125		Corporacion Financiera Alba SA	1,081,405	0.2
232,278		Distribuidora Internacional de Alimentacion SA	1,453,728	0.3
11,600		Grifols SA ADR	376,420	0.1
46,743		Industria de Diseno Textil SA	1,602,725	0.3
20,027		Red Electrica de Espana	1,599,152	0.3
109,138		Repsol YPF S.A.	1,834,216	0.4
			9,762,013	1.9

		Sweden: 4.2%
184,906		Assa Abloy AB	3,754,486	0.7
96,314		Atlas Copco AB	2,368,356	0.5
67,333		Electrolux AB	1,932,992	0.4
16,812		Hexagon AB	543,233	0.1
36,338		Investor AB	1,400,961	0.3
108,258		Kinnevik Investment AB	3,461,526	0.7
21,836		Svenska Cellulosa AB SCA	621,332	0.1
274,364		Svenska Handelsbanken AB	4,198,953	0.8
142,174		Swedbank AB	3,330,310	0.6
			21,612,149	4.2

		Switzerland: 8.0%
12,547	@	Cie Financiere Richemont SA	1,082,975	0.2
153,442		Credit Suisse Group AG	4,526,662	0.9
2,315		Dufry Group	321,029	0.1

Voya Multi-Manager International Equity Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Switzerland: (continued)
11,790		GAM Holding Ltd.	$247,488	0.0
320,962		Glencore PLC	1,039,951	0.2
8,025		LafargeHolcim Ltd	558,367	0.1
6,383		Julius Baer Group Ltd.	353,106	0.1
79,058		Nestle S.A.	5,980,744	1.2
117,828		Novartis AG	12,226,330	2.4
22,675	@	Roche Holding AG	6,551,324	1.3
9,967		Schindler Holding AG - Part Cert	1,605,321	0.3
104		SGS S.A.	198,387	0.0
662		Sonova Holding AG - Reg	94,242	0.0
587		Syngenta AG	241,827	0.0
70,299		Wolseley PLC	4,667,565	0.9
4,464		Zurich Insurance Group AG	1,359,331	0.3
			41,054,649	8.0

		Taiwan: 1.4%
265,035	@	Hon Hai Precision Industry Co., Ltd. GDR	1,635,266	0.3
147,000		Taiwan Semiconductor Manufacturing Co., Ltd.	642,392	0.1
227,500		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	5,030,025	1.0
			7,307,683	1.4

		Thailand: 0.2%
146,100		CP ALL PCL	198,893	0.0
1,961,800		Krung Thai Bank PCL	974,270	0.2
			1,173,163	0.2

		Turkey: 0.6%
403,803		Turkcell Iletisim Hizmet AS	1,848,105	0.4
397,602		Turkiye Garanti Bankasi A/S	1,172,786	0.2
			3,020,891	0.6

		United Arab Emirates: 0.1%
20,920		DP World Ltd.	475,930	0.1

		United Kingdom: 20.7%
88,003		Anglo American PLC	1,109,626	0.2
146,286		ARM Holdings PLC	2,295,094	0.4
53,286		ASOS PLC	2,829,271	0.5
19,641		AstraZeneca PLC	1,325,932	0.3
243,396	#	Auto Trader Group PLC	1,284,354	0.2
324,689		Aviva PLC	2,640,097	0.5
72,130		BAE Systems PLC	540,049	0.1
775,408		Barclays PLC	3,496,801	0.7
444,085		BG Group PLC	7,555,983	1.5
122,761		BHP Billiton PLC	2,254,826	0.4
103,573		British American Tobacco PLC	6,149,738	1.2
28,574		Sky PLC	507,966	0.1
81,753	@	Burberry Group PLC	2,051,704	0.4
46,260		Capita Group PLC	941,713	0.2
155,340		CNH Industrial NV	1,394,106	0.3
24,916		Compass Group PLC	398,546	0.1
249,943	@	Direct Line Insurance Group PLC	1,426,386	0.3
146,749		Dixons Carphone PLC	1,044,250	0.2
11,556		easyJet PLC	296,490	0.1
20,965		Experian PLC	393,064	0.1
155,100		Hargreaves Lansdown PLC	2,895,488	0.6
252,358	L	Imagination Technologies Group PLC	923,165	0.2
272,918		Informa PLC	2,536,908	0.5
30,346		InterContinental Hotels Group PLC	1,274,597	0.2
190,645		International Consolidated Airlines Group SA	1,587,772	0.3
35,700		Intertek Group PLC	1,364,282	0.3
156,410		John Wood Group PLC	1,522,847	0.3
58,390		Johnson Matthey PLC	2,653,933	0.5
200,789		Jupiter Fund Management PLC	1,470,478	0.3
159,300	@,L	KAZ Minerals PLC	402,136	0.1
2,810	@	Liberty Global plc LiLAC	119,566	0.0
5,787,767		Lloyds Banking Group Plc	7,536,859	1.5
232,612		Mitchells & Butlers PLC	1,372,030	0.3
119,338		National Grid PLC	1,588,233	0.3
45,292		Provident Financial PLC	2,097,745	0.4
314,892		Prudential PLC	7,407,949	1.4
166,385		Relx PLC	2,901,571	0.6
302,972	@	Rexam PLC	2,629,694	0.5
48,222		Rightmove PLC	2,739,971	0.5
23,631		Rolls-Royce Holdings PLC	292,450	0.0
30,808		Royal Bank of Scotland Group PLC	164,313	0.0
20,320		SABMiller PLC	1,065,589	0.2
59,390		Shire PLC	5,279,530	1.0
119,811		Standard Chartered PLC	1,831,967	0.4
23,076		Standard Life PLC	163,418	0.0
97,167		Unilever PLC	4,407,482	0.9
1,083,036		Vodafone Group PLC	4,102,526	0.8
34,800		Weir Group PLC	835,560	0.2
375,010		William Hill PLC	2,369,322	0.5
26,069		WPP PLC	598,955	0.1
			106,072,332	20.7

		United States: 2.7%
44,349		Anheuser-Busch InBev Worldwide, Inc.	5,298,891	1.0
18,125	@	Aon PLC	1,826,456	0.4
41,717		Coca-Cola Enterprises, Inc.	2,130,905	0.4
3,200		Las Vegas Sands Corp.	179,328	0.0
6,300	@	Liberty Global PLC - Class A	330,498	0.1
10,200	@	Liberty Global PLC - Class C	501,228	0.1
7,084	@	Mettler Toledo International, Inc.	2,391,559	0.5
690		Priceline.com, Inc.	858,063	0.2
81,000	@	Samsonite International SA	264,347	0.0

Voya Multi-Manager International Equity Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2015 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: (continued)
1,600	Wynn Resorts Ltd.	$165,168	0.0
		13,946,443	2.7

	Total Common Stock
	(Cost $461,146,531)	494,102,140	96.5

PREFERRED STOCK: 0.2%
	Brazil: 0.0%
28,349	Itau Unibanco Holding S.A.	247,809	0.0

	Germany: 0.2%
10,178	Porsche AG	767,124	0.2
723	Volkswagen AG	145,014	0.0
		912,138	0.2

	United States: 0.0%
911	@ Peixe Urbano, Inc. - Series A	19	0.0
4,440	@ Peixe Urbano, Inc. - Series C	1,909	0.0
		1,928	0.0

	Total Preferred Stock
	(Cost $1,641,935)	1,161,875	0.2

	Total Long-Term Investments
	(Cost $462,788,466)	495,264,015	96.7

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.3%
	Securities Lending Collateralcc: 0.7%
1,000,000	Daiwa Capital Markets, Repurchase Agreement dated 07/31/15, 0.16%, due 08/03/15 (Repurchase Amount $1,000,013, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.875%, Market Value plus accrued interest $1,020,000, due 09/03/15-03/01/48)	1,000,000	0.2
1,000,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 07/31/15, 0.22%, due 08/03/15 (Repurchase Amount $1,000,018, collateralized by various U.S. Government Securities, 0.875%-3.125%, Market Value plus accrued interest $1,020,000, due 08/15/17-02/15/43)	1,000,000	0.2
1,000,000	Nomura Securities, Repurchase Agreement dated 07/31/15, 0.15%, due 08/03/15 (Repurchase Amount $1,000,012, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $1,020,000, due 08/15/15-06/20/65)	1,000,000	0.2
381,140	Royal Bank of Scotland PLC, Repurchase Agreement dated 07/31/15, 0.15%, due 08/03/15 (Repurchase Amount $381,145, collateralized by various U.S. Government Securities, 0.094%-3.625%, Market Value plus accrued interest $388,763, due 09/30/15-02/15/44)	381,140	0.1
		3,381,140	0.7

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.6%
7,811,685	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.090%††	7,811,685	1.5
469,389	T. Rowe Price Reserve Investment Fund, 0.090%††	469,389	0.1
	Total Mutual Funds
	(Cost $8,281,074)	8,281,074	1.6

	Total Short-Term Investments
	(Cost $11,662,214)	11,662,214	2.3

	Total Investments in Securities (Cost $474,450,680)	$506,926,229	99.0
	Assets in Excess of Other Liabilities	4,916,893	1.0
	Net Assets	$511,843,122	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of July 31, 2015.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Voya Multi-Manager International Equity Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2015 (Unaudited) (Continued)

cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at July 31, 2015.

Cost for federal income tax purposes is $479,674,462.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$52,214,991
Gross Unrealized Depreciation	(24,963,224)

Net Unrealized Appreciation	$27,251,767

Sector Diversification	Percentage of Net Assets
Financials	24.9%
Consumer Discretionary	16.1
Industrials	12.2
Health Care	11.5
Consumer Staples	10.5
Telecommunication Services	5.9
Information Technology	5.3
Materials	4.5
Energy	4.5
Utilities	1.3
Short-Term Investments	2.3
Assets in Excess of Other Liabilities	1.0
Net Assets	100.0%

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of July 31, 2015 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2015
Asset Table
Investments, at fair value
Common Stock
Australia	$237,641	$16,468,021	$–	$16,705,662
Austria	–	1,160,252	–	1,160,252
Belgium	–	3,435,122	–	3,435,122
Brazil	3,379,995	–	–	3,379,995
Canada	6,051,125	–	–	6,051,125
China	4,769,005	4,512,004	–	9,281,009
Denmark	–	10,646,383	–	10,646,383
Finland	–	6,712,647	–	6,712,647
France	1,395,534	32,319,226	–	33,714,760
Germany	1,276,594	20,839,204	–	22,115,798
Hong Kong	2,564,775	6,403,062	–	8,967,837
India	2,607,719	1,991,452	–	4,599,171
Indonesia	280,676	316,717	–	597,393
Ireland	2,735,993	2,103,839	–	4,839,832
Israel	6,914,031	–	–	6,914,031
Italy	324,655	10,124,575	–	10,449,230
Japan	–	102,220,111	–	102,220,111
Luxembourg	486,250	31,899	–	518,149
Malaysia	–	251,946	–	251,946
Mexico	304,300	–	–	304,300
Netherlands	407,358	14,766,315	–	15,173,673
Norway	–	4,987,012	–	4,987,012
Philippines	–	1,881,038	–	1,881,038
Portugal	–	1,649,921	–	1,649,921
Russia	134,618	197,491	–	332,109
Singapore	–	4,339,160	–	4,339,160

Voya Multi-Manager International Equity Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2015 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2015
South Africa	$–	$3,596,294	$–	$3,596,294
South Korea	1,554,666	3,298,261	–	4,852,927
Spain	1,457,825	8,304,188	–	9,762,013
Sweden	–	21,612,149	–	21,612,149
Switzerland	–	41,054,649	–	41,054,649
Taiwan	6,665,291	642,392	–	7,307,683
Thailand	–	1,173,163	–	1,173,163
Turkey	–	3,020,891	–	3,020,891
United Arab Emirates	475,930	–	–	475,930
United Kingdom	3,872,002	102,200,330	–	106,072,332
United States	8,647,552	5,298,891	–	13,946,443
Total Common Stock	56,543,535	437,558,605	–	494,102,140
Preferred Stock	247,809	912,138	1,928	1,161,875
Short-Term Investments	8,281,074	3,381,140	–	11,662,214
Total Investments, at fair value	$65,072,418	$441,851,883	$1,928	$506,926,229
Other Financial Instruments+
Forward Foreign Currency Contracts	–	897,183	–	897,183
Total Assets	$65,072,418	$442,749,066	$1,928	$507,823,412
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(1,031,881)	$–	$(1,031,881)
Total Liabilities	$–	$(1,031,881)	$–	$(1,031,881)

(1)	For the period ended July 31, 2015, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Fund's policy is to recognize transfers between levels at the beginning of the reporting period. At July 31, 2015, securities valued at $2,015,811 and $10,600,241 were transferred from Level 1 to Level 2 and Level 2 to Level 1, respectively, within the fair value hierarchy.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At July 31, 2015, the following forward foreign currency contracts were outstanding for Voya Multi-Manager International Equity Fund:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

The Australia and New Zealand Banking Group Ltd.	British Pound	150,286	Buy	08/26/15	$235,184	$234,656	$(528)
Barclays Bank PLC	EU Euro	600,000	Buy	08/26/15	679,182	659,135	(20,047)
Barclays Bank PLC	Danish Krone	888,763	Buy	08/26/15	135,923	130,861	(5,062)
Citigroup, Inc.	Australian Dollar	2,757,272	Buy	08/26/15	2,100,151	2,012,704	(87,447)
Credit Suisse Group AG	Swiss Franc	486,395	Buy	08/26/15	518,788	503,737	(15,051)
Deutsche Bank AG	British Pound	893,770	Buy	08/26/15	1,369,475	1,395,529	26,054
Deutsche Bank AG	EU Euro	9,646,095	Buy	08/26/15	10,595,686	10,596,806	1,120
Deutsche Bank AG	Hong Kong Sar Dollar	11,240,352	Buy	08/26/15	1,449,872	1,449,912	40
Deutsche Bank AG	Swedish Krona	11,406,985	Buy	08/26/15	1,340,448	1,322,783	(17,665)
Goldman Sachs & Co.	Swiss Franc	371,091	Buy	08/26/15	385,853	384,322	(1,531)
Goldman Sachs & Co.	Hong Kong Sar Dollar	1,900,000	Buy	08/26/15	245,082	245,084	2
Goldman Sachs & Co.	Swiss Franc	1,306,902	Buy	08/26/15	1,395,160	1,353,498	(41,662)
Goldman Sachs & Co.	British Pound	5,367,094	Buy	08/26/15	8,185,033	8,380,157	195,124
Goldman Sachs & Co.	Japanese Yen	931,352,633	Buy	08/26/15	7,522,921	7,516,427	(6,494)
Goldman Sachs & Co.	EU Euro	283,265	Buy	08/26/15	309,151	311,183	2,032
Goldman Sachs & Co.	EU Euro	692,588	Buy	08/26/15	771,020	760,849	(10,171)

Voya Multi-Manager International Equity Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2015 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Goldman Sachs & Co.	EU Euro	156,500	Buy	08/26/15	$174,215	$171,925	$(2,290)
Goldman Sachs & Co.	Japanese Yen	76,606,713	Buy	08/26/15	633,018	618,250	(14,768)
Goldman Sachs & Co.	Australian Dollar	5,117,172	Buy	08/26/15	4,078,461	3,735,342	(343,119)
Goldman Sachs & Co.	British Pound	1,305,863	Buy	08/26/15	2,042,648	2,038,969	(3,679)
Goldman Sachs & Co.	Hong Kong Sar Dollar	5,977,386	Buy	08/26/15	770,994	771,033	39
Goldman Sachs & Co.	EU Euro	372,602	Buy	08/26/15	416,403	409,325	(7,078)
Merrill Lynch	Japanese Yen	48,997,249	Buy	08/26/15	394,105	395,429	1,324
Merrill Lynch	British Pound	479,003	Buy	08/26/15	751,019	747,913	(3,106)
The Royal Bank of Scotland PLC	EU Euro	419,385	Buy	08/26/15	473,236	460,719	(12,517)
Standard Chartered Bank	Swedish Krona	9,228,889	Buy	08/26/15	1,122,583	1,070,206	(52,377)
Standard Chartered Bank	EU Euro	630,150	Buy	08/26/15	710,168	692,258	(17,910)
Standard Chartered Bank	EU Euro	354,080	Buy	08/26/15	399,768	388,978	(10,790)
State Street Bank	Japanese Yen	47,284,376	Buy	08/26/15	377,534	381,606	4,072
State Street Bank	Japanese Yen	40,936,975	Buy	08/26/15	339,212	330,379	(8,833)
State Street Bank	British Pound	158,657	Buy	08/26/15	246,054	247,726	1,672
State Street Bank	Singapore Dollar	876,414	Buy	08/26/15	661,957	638,402	(23,555)
UBS AG	Swiss Franc	1,497,205	Buy	08/26/15	1,607,583	1,550,585	(56,998)
							$(531,199)

The Australia and New Zealand Banking Group Ltd.	EU Euro	203,950	Sell	08/26/15	$232,551	$224,051	$8,500
The Australia and New Zealand Banking Group Ltd.	Swiss Franc	306,959	Sell	08/26/15	334,966	317,903	17,063
The Australia and New Zealand Banking Group Ltd.	Japanese Yen	90,000,000	Sell	08/26/15	755,725	726,340	29,385
Barclays Bank PLC	EU Euro	631,754	Sell	08/26/15	712,809	694,018	18,791
Barclays Bank PLC	Swedish Krona	2,647,903	Sell	08/26/15	319,445	307,057	12,388
Barclays Bank PLC	British Pound	362,719	Sell	08/26/15	572,715	566,347	6,368
Barclays Bank PLC	EU Euro	485,180	Sell	08/26/15	553,629	532,999	20,630
Citigroup, Inc.	EU Euro	528,393	Sell	08/26/15	592,534	580,471	12,063
Citigroup, Inc.	EU Euro	188,677	Sell	08/26/15	206,208	207,273	(1,065)
Citigroup, Inc.	British Pound	177,915	Sell	08/26/15	274,480	277,796	(3,316)
Credit Suisse Group AG	EU Euro	249,541	Sell	08/26/15	279,765	274,135	5,630
Credit Suisse Group AG	British Pound	280,500	Sell	08/26/15	441,288	437,972	3,316
Credit Suisse Group AG	Japanese Yen	45,000,000	Sell	08/26/15	363,376	363,170	206
Credit Suisse Group AG	British Pound	150,000	Sell	08/26/15	231,008	234,209	(3,201)
Credit Suisse Group AG	Hong Kong Sar Dollar	601,465	Sell	08/26/15	77,571	77,583	(12)
Credit Suisse Group AG	Swiss Franc	467,400	Sell	08/26/15	512,011	484,064	27,947
Credit Suisse Group AG	Swiss Franc	379,482	Sell	08/26/15	411,568	393,013	18,555
Deutsche Bank AG	Swiss Franc	288,624	Sell	08/26/15	302,897	298,915	3,982
Deutsche Bank AG	Swiss Franc	525,000	Sell	08/26/15	560,643	543,718	16,925
Deutsche Bank AG	British Pound	35,000	Sell	08/26/15	53,355	54,649	(1,294)
Deutsche Bank AG	Norwegian Krone	5,590,328	Sell	08/26/15	708,360	684,035	24,325
Deutsche Bank AG	Norwegian Krone	5,064,742	Sell	08/26/15	686,569	619,724	66,845
Goldman Sachs & Co.	EU Euro	251,749	Sell	08/26/15	279,748	276,561	3,187
Goldman Sachs & Co.	Japanese Yen	69,048,064	Sell	08/26/15	554,904	557,249	(2,345)
Goldman Sachs & Co.	Australian Dollar	1,523,392	Sell	08/26/15	1,157,101	1,112,018	45,083
Goldman Sachs & Co.	Swiss Franc	2,362,246	Sell	08/26/15	2,506,339	2,446,468	59,871
Goldman Sachs & Co.	Norwegian Krone	912,748	Sell	08/26/15	120,435	111,684	8,751
Goldman Sachs & Co.	Swiss Franc	1,162,114	Sell	08/26/15	1,268,020	1,203,547	64,473
Merrill Lynch	Singapore Dollar	739,782	Sell	08/26/15	545,964	538,876	7,088
Merrill Lynch	Swedish Krona	4,060,922	Sell	08/26/15	475,246	470,915	4,331
Merrill Lynch	Swiss Franc	254,736	Sell	08/26/15	273,126	263,818	9,308

Voya Multi-Manager International Equity Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2015 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Standard Chartered Bank	EU Euro	293,881	Sell	08/26/15	$328,392	$322,846	$5,546
Standard Chartered Bank	Hong Kong Sar Dollar	1,601,002	Sell	08/26/15	206,518	206,516	2
Standard Chartered Bank	EU Euro	9,952,590	Sell	08/26/15	10,881,754	10,933,508	(51,754)
Standard Chartered Bank	British Pound	4,862,976	Sell	08/26/15	7,392,292	7,593,029	(200,737)
Standard Chartered Bank	Japanese Yen	967,563,291	Sell	08/26/15	7,806,119	7,808,663	(2,544)
Standard Chartered Bank	EU Euro	1,871,587	Sell	08/26/15	2,132,897	2,056,050	76,847
Standard Chartered Bank	Australian Dollar	125,387	Sell	08/26/15	100,729	91,527	9,202
State Street Bank	Hong Kong Sar Dollar	2,239,090	Sell	08/26/15	288,859	288,824	35
State Street Bank	Japanese Yen	50,009,097	Sell	08/26/15	408,241	403,596	4,645
State Street Bank	Japanese Yen	166,983,252	Sell	08/26/15	1,397,276	1,347,629	49,647
State Street Bank	Swedish Krona	289,668	Sell	08/26/15	35,136	33,591	1,545
State Street Bank	EU Euro	187,153	Sell	08/26/15	212,915	205,599	7,316
State Street Bank	Swiss Franc	267,502	Sell	08/26/15	292,672	277,039	15,633
State Street Bank	British Pound	85,793	Sell	08/26/15	134,231	133,956	275
Westpac Bank	Japanese Yen	89,596,759	Sell	08/26/15	720,150	723,085	(2,935)
							$396,501

Voya Multi-Manager International Equity Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2015 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of July 31, 2015 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type
Foreign exchange contracts	Forward foreign currency contracts	$897,183
Total Asset Derivatives		$897,183

Liability Derivatives	Instrument Type
Foreign exchange contracts	Forward foreign currency contracts	$1,031,881
Total Liability Derivatives		$1,031,881

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at July 31, 2015:

	Barclays Bank PLC	Citigroup, Inc.	Credit Suisse Group AG	Deutsche Bank AG	Goldman Sachs & Co.	Merrill Lynch	Standard Chartered Bank	State Street Bank	The Australia and New Zealand Banking Group Ltd.	The Royal Bank of Scotland PLC	UBS AG	Westpac Bank	Totals
Assets:
Forward foreign currency contracts	$58,177	$12,063	$55,654	$139,291	$378,562	$22,051	$91,597	$84,840	$54,948	$-	$-	$-	$897,183
Total Assets	$58,177	$12,063	$55,654	$139,291	$378,562	$22,051	$91,597	$84,840	$54,948	$-	$-	$-	$897,183

Liabilities:
Forward foreign currency contracts	$25,109	$91,828	$18,264	$18,959	$433,137	$3,106	$336,112	$32,388	$528	$12,517	$56,998	$2,935	$1,031,881
Total Liabilities	$25,109	$91,828	$18,264	$18,959	$433,137	$3,106	$336,112	$32,388	$528	$12,517	$56,998	$2,935	$1,031,881

Net OTC derivative instruments by counterparty, at fair value	$33,068	$(79,765)	$37,390	$120,332	$(54,575)	$18,945	$(244,515)	$52,452	$54,420	$(12,517)	$(56,998)	$(2,935)	$(134,698)

Total collateral pledged by the Fund/(Received from counterparty)	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-

Net Exposure(1)	$33,068	$(79,765)	$37,390	$120,332	$(54,575)	$18,945	$(244,515)	$52,452	$54,420	$(12,517)	$(56,998)	$(2,935)	$(134,698)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.2%
		Australia: 3.5%
53,740		Adelaide Brighton Ltd.	$185,441	0.1
2,618		Amalgamated Holdings Ltd	24,104	0.0
36,780		Aristocrat Leisure Ltd.	230,069	0.1
4,701		ASG Group Ltd.	3,728	0.0
498,992		Australian Pharmaceutical Industries Ltd.	579,666	0.2
1,136		Blackmores Ltd.	73,420	0.0
7,849		BT Investment Management Ltd.	55,780	0.0
54,628		Charter Hall Group	188,548	0.1
57,442		Collins Foods Ltd.	131,840	0.0
88,623		CSR Ltd.	241,832	0.1
364,346	L	Drillsearch Energy Ltd.	234,982	0.1
105,435		Echo Entertainment Group Ltd.	386,042	0.2
9,569		GBST Holdings Ltd.	39,851	0.0
90,490		Independence Group NL	249,039	0.1
145,781		Karoon Gas Australia Ltd.	248,796	0.1
37,995		M2 Group Ltd	305,967	0.1
17,773		Mantra Group Ltd.	46,988	0.0
169,598		Nufarm Ltd.	955,185	0.4
211,488	@	OceanaGold Corp.	365,457	0.1
217,013		oOh!media Ltd.	412,428	0.2
18,913		Pact Group Holdings Ltd.	62,349	0.0
70,423		Panoramic Resources Ltd	21,136	0.0
203,047		Perseus Mining Ltd.	46,278	0.0
15,500		RCR Tomlinson Ltd.	20,960	0.0
6,033		Regis Healthcare Ltd.	25,265	0.0
178,315		Resolute Mining Ltd.	31,099	0.0
221,363		SAI Global Ltd.	724,900	0.3
54,049		Sandfire Resources NL	236,935	0.1
44,020		Select Harvests Ltd.	424,071	0.2
61,356		Sigma Pharmaceuticals Ltd.	38,928	0.0
3,146		Sirtex Medical Ltd.	70,785	0.0
663,362		Spotless Group Holdings Ltd.	946,829	0.4
93,995		Super Retail Group Ltd.	632,612	0.3
28,909		Thorn Group Ltd.	54,611	0.0
306,058		Tox Free Solutions Ltd.	648,769	0.3
53,136		UXC Ltd.	35,473	0.0
30,247		Vita Group Ltd.	45,324	0.0
			9,025,487	3.5

		Austria: 0.5%
17,838	L	BUWOG AG	359,615	0.2
20,258		CA Immobilien Anlagen AG	363,760	0.1
6,111		Porr Ag	179,195	0.1
6,308	L	Schoeller-Bleckmann Oilfield Equipment AG	356,763	0.1
			1,259,333	0.5

		Belgium: 1.7%
4,541	L	Ablynx NV	66,429	0.0
3,930		Ackermans & van Haaren NV	600,961	0.2
151,931		AGFA-Gevaert NV	456,691	0.2
1,871		Barco NV	123,810	0.0
4,915		Cie d'Entreprises CFE	655,862	0.3
2,000		Cofinimmo	214,857	0.1
17,548		D'ieteren SA	641,568	0.3
2,391		Exmar NV	28,670	0.0
6,314		Kinepolis Group NV	254,976	0.1
14,273		Melexis NV	763,605	0.3
8,564		Mobistar SA	185,192	0.1
6,356		Sioen Industries NV	116,190	0.0
2,707		Warehouses De Pauw SCA	213,845	0.1
			4,322,656	1.7

		Bermuda: 0.1%
23,410		Vostok New Ventures Ltd.	162,819	0.1

		Brazil: 0.1%
35,773		Bematech SA	86,195	0.0
5,700		Fertilizantes Heringer SA	3,563	0.0
126,700		Magazine Luiza SA	130,624	0.1
			220,382	0.1

		Canada: 4.9%
36,000	@	Air Canada	323,982	0.1
1,900	@	AirBoss of America Corp.	35,041	0.0
48,588	@	Altus Group Ltd. - Canada	617,450	0.3
3,100		Arsenal Energy, Inc.	5,689	0.0
143,800	@	Bankers Petroleum Ltd.	280,376	0.1
52,300	@	Birchcliff Energy Ltd.	236,737	0.1
1,400	@	Calian Technologies Ltd.	20,189	0.0
22,400	@	Canaccord Capital, Inc.	120,919	0.1
9,100	@	Canadian Apartment Properties REIT	195,032	0.1
4,000	@	Canam Group, Inc.	43,522	0.0
23,600		CanElson Drilling, Inc.	64,601	0.0
23,523	@	Canfor Pulp Products, Inc.	225,185	0.1
28,975	@	Cascades, Inc.	169,040	0.1
7,300		Cathedral Energy Services Ltd.	10,773	0.0
47,700	@	Centerra Gold, Inc.	238,527	0.1
1,400	@	Cervus Equipment Corp.	15,104	0.0
24,600	@	Cipher Pharmaceuticals, Inc.	199,945	0.1
3,700	@,L	Clarke, Inc.	32,591	0.0
3,027	@	Clearwater Seafoods, Inc.	26,478	0.0
5,800	@	Cogeco Cable, Inc.	324,580	0.1
3,175	@	Cogeco, Inc.	141,847	0.1
4,500	@	Concordia Healthcare Corp.	358,218	0.1
15,200	@	Corridor Resources, Inc.	8,252	0.0
60,146	@	Dominion Diamond Corp.	748,692	0.3
1,200	@	Dorel Industries, Inc.	30,600	0.0
16,900	@	Dream Industrial Real Estate Investment Trust	102,084	0.0
16,796	@	Element Financial Corp.	254,537	0.1
18,444		Enerflex Ltd.	171,910	0.1

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Canada: (continued)
29,700	@	Ensign Energy Services, Inc.	$230,042	0.1
76,720		Entertainment One Ltd.	399,225	0.1
12,600	@	Exco Technologies Ltd.	167,634	0.1
19,600	@	Extendicare, Inc.	129,333	0.1
45,525	@	Gluskin Sheff + Associates, Inc.	834,373	0.3
2,000	@	Guardian Capital Group Ltd.	28,597	0.0
2,800		Hardwoods Distribution, Inc.	35,710	0.0
44,557	@	High Arctic Energy Services, Inc.	124,351	0.1
24,100	@	Intertape Polymer Group, Inc.	355,645	0.1
3,900	@	Knight Therapeutics, Inc.	22,216	0.0
50,800	@	Lake Shore Gold Corp.	42,727	0.0
300	@	Lassonde Industries, Inc.	32,114	0.0
2,600	@	Laurentian Bank of Canada	98,366	0.0
2,800	@	Linamar Corp.	170,867	0.1
96,000	@	Lucara Diamond Corp.	146,806	0.1
5,900	@	Macro Enterprises, Inc.	11,188	0.0
8,500	@	Magellan Aerospace Corp.	119,716	0.1
900	@	Mainstreet Equity Corp.	23,672	0.0
400	@	Morguard Corp.	41,931	0.0
99,400	@	Nevsun Resources Ltd	319,211	0.1
1,900	@	New Flyer Industries, Inc.	23,680	0.0
49,800	@	Noranda Income Fund	116,518	0.1
18,363		North American Energy Partners, Inc.	34,706	0.0
43,797	@	Parex Resources, Inc.	289,669	0.1
46,493	@	Petroamerica Oil Corp.	28,084	0.0
7,700	@	Pizza Pizza Royalty Corp.	81,601	0.0
8,810	@	Quebecor, Inc.	208,352	0.1
51,500	@	Raging River Exploration, Inc.	311,477	0.1
18,400	@	Reitmans Canada Ltd.	82,866	0.0
36,665	@	Richmont Mines, Inc.	97,162	0.0
7,170	@	Ritchie Bros Auctioneers, Inc.	193,963	0.1
32,500	@	Rogers Sugar, Inc.	113,067	0.1
46,953	@	Rona, Inc.	550,361	0.2
9,529	@	Stella-Jones, Inc.	323,426	0.1
35,000	@	Teranga Gold Corp.	16,324	0.0
4,600	@	Torstar Corp.	15,370	0.0
61,439	@	Transcontinental, Inc.	691,033	0.3
13,600	@	Uni-Select, Inc.	611,550	0.2
46,700	@	Western Energy Services Corp.	187,107	0.1
497	@	Westjet Airlines Ltd.	8,767	0.0
12,400	@	Wi-LAN, Inc.	25,978	0.0
43,500		Xtreme Drilling and Coil Services Corp.	86,145	0.0
16,517	@	Yellow Pages Ltd/Canada	229,345	0.1
14,836	@,L	Zargon Oil & Gas Ltd.	23,595	0.0
			12,685,771	4.9
		China: 0.6%
34,000		Baoye Group Co. Ltd.	21,403	0.0
14,836		China King-highway Holdings Ltd.	52,829	0.0
88,000		China Silver Group Ltd.	28,805	0.0
17,778	@	China Yuchai International Ltd.	266,137	0.1
902,000		Prime Success International Group	179,048	0.1
99,240		Guangdong Electric Power Development Co. Ltd.	68,999	0.1
94,000		Harbin Electric Co. Ltd.	59,970	0.0
11,795		Li Heng Chemical Fibre Technologies Ltd.	5,547	0.0
88,000		RREEF China Commercial Trust	–	–
92,000		Sinotruk Hong Kong Ltd.	47,944	0.0
386,000		Sound Global Ltd.	87,135	0.0
67,000		Weiqiao Textile Co.	34,873	0.0
19,716	@	WuXi PharmaTech Cayman, Inc. ADR	818,214	0.3
			1,670,904	0.6

		Denmark: 1.2%
14,689		Bavarian Nordic A/S	694,142	0.3
27,877		Columbus A/S	21,129	0.0
1,062		Dfds A/S	145,823	0.1
17,711		DSV A/S	606,238	0.2
368		Santa Fe Group A/S	3,033	0.0
4,215		FLSmidth & Co. A/S	188,987	0.1
2,189	@	Forward Pharma A/S ADR	71,055	0.0
68,658		Griffin IV Berlin A/S	31,425	0.0
36,888		H Lundbeck A/S	872,503	0.3
1,737		Pandora A/S	195,593	0.1
433		PER Aarsleff A/S	148,602	0.1
4,573		Spar Nord Bank A/S	53,747	0.0
			3,032,277	1.2

		Finland: 0.5%
5,428		Atria PLC	53,115	0.0
20,398		Cramo PLC	412,145	0.2
5,970		Finnair OYJ	18,686	0.0
38,435		HKScan OYJ	211,056	0.1
5,871		Lassila & Tikanoja OYJ	114,893	0.1
8,558		M-real OYJ	60,973	0.0
19,720		Oriola-KD OYJ	96,009	0.0
47,254		Sponda OYJ	187,866	0.1
1,403		Tieto OYJ	35,924	0.0
2,000		Tikkurila OYJ	38,572	0.0
3,309		YIT OYJ	19,938	0.0
			1,249,177	0.5

		France: 5.7%
34,303	L	Air France-KLM	245,392	0.1
4,650		Alten Ltd.	234,338	0.1
4,876		Atos SE	370,509	0.2
675		Ausy	28,904	0.0
1,451		Boiron SA	160,950	0.1
1,601	L	Caisse Regionale de Credit Agricole Mutuel Nord de France	31,487	0.0

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		France: (continued)
1,111		Cegid Group	$48,033	0.0
42,129		Coface SA	414,620	0.2
2,912		Compagnie des Alpes	58,365	0.0
3,924	@	Criteo SA ADR	208,875	0.1
86,249		Derichebourg	305,862	0.1
65		Devoteam SA	1,886	0.0
75,735		Etablissements Maurel et Prom	484,877	0.2
11,612		Eurazeo SA	754,610	0.3
5,736		EuropaCorp	32,443	0.0
3,545		Fonciere Des Regions	306,105	0.1
167		GEA	15,120	0.0
882		Groupe Crit	50,320	0.0
1,501		Groupe Fnac	90,715	0.0
2,164		Guerbet	139,269	0.1
28,556		Havas SA	245,561	0.1
4,621		ID Logistics Group	511,307	0.2
18,152		Imerys SA	1,367,578	0.5
4,926		Ingenico	645,226	0.3
8,700		Ipsen SA	560,585	0.2
7,092		Korian SA	252,902	0.1
2,221		Le Belier	74,396	0.0
1,992		Lectra	28,856	0.0
380		Manutan International	19,848	0.0
9,759		Mercialys SA	222,502	0.1
7,980		MGI Coutier	129,708	0.1
833		Mr Bricolage	12,167	0.0
4,809		Nexity	212,051	0.1
765	L	Plastivaloire	51,905	0.0
1,845		Poxel SA	23,951	0.0
8,505		Saft Groupe SA	346,878	0.1
408		Stallergenes SA	25,718	0.0
1,286		Synergie SA	35,185	0.0
20,462		Technicolor SA	161,824	0.1
18,008		Teleperformance	1,336,944	0.5
95		Tessi SA	10,316	0.0
106		Total Gabon	25,508	0.0
424		Trigano SA	18,626	0.0
91,174		UbiSoft Entertainment	1,771,369	0.7
4,809		Valeo SA	640,928	0.3
13,480		Vallourec	220,599	0.1
12,462		Veolia Environnement	278,352	0.1
1,066		Vetoquinol SA	44,664	0.0
3,218		Virbac SA	763,380	0.3
4,094		Wendel	545,110	0.2
			14,566,624	5.7

		Germany: 5.9%
10,320	L	Adler Modemaerkte AG	127,373	0.1
11,453		ADVA AG Optical Networking	133,015	0.1
2,931	@	Affimed NV	48,098	0.0
16,013	L	Alstria Office REIT-AG	221,174	0.1
8,267	L	Amadeus Fire AG	811,774	0.3
20,266		Aurelius AG	979,390	0.4
371		bet-at-home.com AG	34,208	0.0
1,838		CENIT AG	34,901	0.0
9,249		CENTROTEC Sustainable AG	150,665	0.1
6,231		Cewe Stiftung & Co. KGAA	362,415	0.1
43,125		Deutz AG	251,851	0.1
18,873		Dialog Semiconductor PLC	941,233	0.4
6,208		Duerr AG	511,005	0.2
470		Eckert & Ziegler AG	11,642	0.0
3,487		Elmos Semiconductor AG	62,844	0.0
14,850		ElringKlinger AG	357,665	0.1
826	@	Formycon AG	25,631	0.0
4,254		Francotyp-Postalia Holding AG	20,522	0.0
10,675		Freenet AG	366,346	0.1
4,856		Gerresheimer AG	357,337	0.1
4,854		GRENKELEASING AG	725,536	0.3
3,550		Hannover Rueck SE	376,888	0.1
198		Hornbach Baumarkt AG	7,309	0.0
38,771	L	Kontron AG	152,139	0.1
1,797		Krones AG	207,167	0.1
6,290		LEG Immobilien AG	457,740	0.2
948		Leifheit AG	46,851	0.0
1,948		MTU Aero Engines Holding AG	179,410	0.1
16,072		Nemetschek AG	594,576	0.2
15,819		Nordex AG	450,553	0.2
61,247		Patrizia Immobilien AG	1,641,466	0.6
26,218		Rhoen Klinikum AG	728,665	0.3
59,156	L	SAF-Holland SA	896,471	0.4
868		Schweizer Electronic AG	20,658	0.0
13,534		Stratec Biomedical Systems AG	753,590	0.3
16,782		Stroeer Media SE	829,898	0.3
1,351		Takkt AG	25,822	0.0
7,029		TLG Immobilien AG	125,791	0.1
1,864		Tom Tailor Holding AG	18,624	0.0
11,685		TUI AG - TUI - GBP	200,720	0.1
16,232		TUI AG - TUI1 - EUR	277,546	0.1
5,978		United Internet AG	295,465	0.1
1,092		Vib Vermoegen AG	20,154	0.0
11,429	L	VTG AG	273,434	0.1
2,425		Wacker Neuson SE	48,885	0.0
170		XING AG	28,532	0.0
			15,192,979	5.9

		Greece: 0.0%
4,956		Aegean Airlines SA	32,173	0.0
6,649		Metka SA	52,875	0.0
			85,048	0.0

		Guernsey: 0.0%
9,695		Tetragon Financial Group Ltd.	101,798	0.0

		Hong Kong: 1.7%
11,876		Asia Standard International Group	2,648	0.0
466,000		Bossini International Hldg	45,083	0.0
6,000		Cafe de Coral Holdings Ltd.	21,052	0.0
594,000		Champion Technology Holdings Ltd.	12,030	0.0
5,605,840		China Billion Resources Ltd.	–	–
105,448		China Engine Group Ltd.	144,184	0.1

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Hong Kong: (continued)
125,000	@	Chun Sing Engineering Holdings Ltd.	$24,164	0.0
200,000		Computime Group Ltd.	32,923	0.0
47,600		Dah Sing Financial Holdings Ltd.	310,741	0.1
507,500		DMX Technologies Group Ltd.	40,323	0.0
116,000		Dream International Ltd.	24,989	0.0
558,000		Emperor International Holdings	117,960	0.1
50,000		eSun Holdings Ltd.	5,221	0.0
21,000		Fairwood Holdings Ltd.	62,176	0.0
716,000		Fountain SET Hldgs	95,036	0.1
566,000		Get Nice Holdings Ltd.	24,789	0.0
2,000		Guoco Group Ltd.	22,748	0.0
127,200		HKR International Ltd.	70,140	0.0
18,000		Hong Kong Ferry Holdings Co. Ltd.	25,959	0.0
238,000		Hop Fung Group Holdings Ltd.	19,341	0.0
54,000		Hung Hing Printing Group Ltd.	7,244	0.0
88,000		I.T LTD	29,514	0.0
52,000		Jinhui Holdings Co., Ltd.	8,384	0.0
3,680,000		Lai Fung Holdings Ltd.	78,325	0.0
928,000		Lai Sun Development Co. Ltd.	20,224	0.0
119,000		Lai Sun Garment International Ltd.	15,642	0.0
9,000		Lippo Ltd.	5,085	0.0
383,200		Man Wah Holdings Ltd.	344,783	0.1
230,000		Neptune Group Ltd.	3,047	0.0
278,000		Pacific Andes International Holdings Ltd.	9,324	0.0
354,000		PAX Global Technology Ltd.	565,201	0.2
13,449		Ping Shan Tea Group Ltd.	106	0.0
72,000		Playmates Holdings Ltd.	85,568	0.0
191,000		Road King Infrastructure	175,668	0.1
662,000		Shun TAK Holdings Ltd.	363,259	0.2
1,456,000		Sinolink Worldwide Holdings	153,865	0.1
140,500		SmarTone Telecommunications Holding Ltd.	287,020	0.1
2,000		Soundwill Holdings Ltd.	3,266	0.0
50,000		TCC International Holdings Ltd.	12,825	0.0
200,000		Texwinca Holdings Ltd.	241,993	0.1
1,800,000		Tongda Group Holdings Ltd.	303,704	0.1
100,000		TPV Technology Ltd.	17,001	0.0
151,000		Value Partners Group Ltd.	175,785	0.1
69,500		Valuetronics Holdings Ltd.	20,783	0.0
109,000		Varitronix International Ltd.	82,815	0.1
464,400		VST Holdings Ltd.	158,748	0.1
140,000		Wuling Motors Holdings Ltd.	12,641	0.0
			4,283,327	1.7

		India: 1.7%
2,647		Accelya Kale Solutions Ltd.	46,099	0.0
77,214		Amtek Auto Ltd.	204,011	0.1
2,117	@	Atul Auto Ltd.	15,295	0.0
3,030		Balmer Lawrie & Co. Ltd.	29,920	0.0
19,887		Eros International Media Ltd.	181,863	0.1
34,065		FIEM Industries Ltd.	338,375	0.1
72,329		Gabriel India Ltd.	96,062	0.0
25,620		Geodesic Ltd.	–	–
12,182		Geometric Ltd.	24,450	0.0
45,888		GHCL Ltd.	64,433	0.0
22,694		Gujarat Alkalies & Chemicals Ltd.	59,460	0.0
35,470		Gujarat Industries Power Co. Ltd.	45,432	0.0
97,693		Gujarat State Fertilisers & Chemicals Ltd.	111,264	0.1
32,130		KPR Mill Ltd.	385,124	0.2
163,693		KRBL Ltd.	479,706	0.2
213,191		Manappuram Finance Ltd.	90,292	0.0
142,227		National Aluminium Co. Ltd	78,582	0.0
55,941		Nucleus Software Exports Ltd.	247,592	0.1
100,998		Sonata Software Ltd.	243,379	0.1
4,819		State Bank of Bikaner & Jaipur	40,061	0.0
21,497		Tamilnadu Newsprint & Papers Ltd.	67,054	0.0
49,417		Tata Chemicals Ltd.	377,046	0.2
5,371		Tata Elxsi Ltd.	142,702	0.1
214,251		Trident Ltd./India	124,304	0.1
21,379		Varun Industries Ltd.	–	–
16,669		Welspun India Ltd.	232,695	0.1
811	@	WNS Holdings Ltd. ADR	24,176	0.0
39,975		Zensar Technologies Ltd.	595,302	0.2
			4,344,679	1.7

		Indonesia: 0.1%
923,800		Agung Podomoro Land Tbk PT	25,247	0.0
5,496,462		Darma Henwa Tbk PT	20,316	0.0
2,582,500		Gajah Tunggal Tbk PT	143,138	0.1
184,500		Indah Kiat Pulp and Paper Corp. Tbk PT	13,093	0.0
148,000		Petrosea Tbk PT	4,212	0.0
4,480	@	Sunway Construction Group Bhd	1,382	0.0
			207,388	0.1

		Ireland: 0.4%
17,018	@	Avolon Holdings Ltd.	488,927	0.2
81,479		Circle Oil PLC	10,497	0.0
66,563		UDG Healthcare PLC	521,299	0.2
			1,020,723	0.4

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Israel: 0.1%
11,628		Babylon Ltd.	$6,142	0.0
132,566		El Al Israel Airlines	46,238	0.1
1,410		Formula Systems 1985 Ltd.	43,349	0.0
168,378		Oil Refineries Ltd.	69,519	0.0
3,781		Plus500 Ltd.	22,659	0.0
			187,907	0.1

		Italy: 5.6%
212,226		AEM S.p.A.	270,942	0.1
85,935		Aedes SpA	48,416	0.0
51,013		Amplifon S.p.A.	427,696	0.2
135,825		Anima Holding SpA	1,391,856	0.6
9,304		Ascopiave SpA	22,381	0.0
76,965		Autogrill S.p.A.	694,943	0.3
25,995		Autostrada Torino-Milano S.p.A.	351,461	0.1
12,309		Banca Generali SpA	405,010	0.2
3,654		Banca IFIS SpA	91,092	0.0
875,231	L	Beni Stabili S.p.A.	690,363	0.3
6,816		Biesse S.p.A.	114,760	0.1
14,333		Brembo SpA	646,806	0.3
41,940	L	Brunello Cucinelli SpA	790,400	0.3
7,618		Caltagirone SpA	20,816	0.0
76,607		Cerved Information Solutions SpA	617,541	0.2
42,353		Credito Emiliano S.p.A.	357,031	0.1
17,087		Danieli & Co. Officine Meccaniche S.p.A.	359,452	0.1
1,485		Delclima	3,624	0.0
19,064		DiaSorin SpA	875,661	0.3
615		El.En. SpA	27,827	0.0
13,468		Elica SpA	29,287	0.0
20,546		Emak SpA	19,947	0.0
441		Engineering Ingegneria Informatica SpA	28,219	0.0
74,638		ERG S.p.A.	965,620	0.4
10,101		Exor S.p.A.	508,235	0.2
107,056	#,@	Infrastrutture Wireless Italiane SpA	514,034	0.2
767		Italmobiliare SpA	31,588	0.0
6,023	L	Italmobiliare SpA - RSP	160,143	0.1
8,621		La Doria SpA	122,137	0.1
55,718		Moncler S.p.A.	1,132,057	0.4
124,932	#,@	OVS SpA	828,041	0.3
1,123		Prima Industrie SpA	21,423	0.0
19,398		Recordati S.p.A.	483,124	0.2
56,846		Reno de Medici SpA	22,063	0.0
27,322		Salvatore Ferragamo Italia SpA	864,074	0.3
187,298		Saras S.p.A.	422,919	0.2
3,509		Servizi Italia SpA	17,712	0.0
2,466		Sesa SpA	42,087	0.0
5,943		Sogefi S.p.A.	18,275	0.0
			14,439,063	5.6

		Japan: 26.5%
4,400		Aeon Hokkaido Corp.	23,499	0.0
1,000		Aichi Bank Ltd.	56,006	0.0
11,000		Akita Bank Ltd.	33,788	0.0
3,900		Alpha Systems, Inc.	58,162	0.0
800		Amiyaki Tei Co., Ltd.	32,070	0.0
2,100		Amuse, Inc.	68,495	0.0
8,000		Anabuki Kosan, Inc.	15,165	0.0
800		AOI Electronic Co. Ltd.	27,864	0.0
1,900		Arakawa Chemical Industries Ltd.	22,335	0.0
1,000		Arc Land Sakamoto Co., Ltd.	24,251	0.0
10,600		Ariake Japan Co., Ltd.	458,801	0.2
2,800		Asahi Broadcasting Corp.	21,416	0.0
28,400		Asahi Intecc Co. Ltd.	948,949	0.4
10,000		Asahi Organic Chemicals Industry Co., Ltd.	20,404	0.0
32,000		Asanuma Corp.	44,124	0.0
6,800		ASKA Pharmaceutical Co., Ltd.	87,660	0.0
2,200		Avex Group Holdings, Inc.	36,959	0.0
7,000		Bando Chemical Industries Ltd.	29,565	0.0
11,000		Bank of Saga Ltd.	26,153	0.0
5,800		Belluna Co., Ltd.	34,738	0.0
3,200		Best Bridal, Inc.	20,198	0.0
2,700		BML, Inc.	84,021	0.0
3,000		Bunka Shutter Co., Ltd.	24,019	0.0
5,100		Carlit Holdings Co. Ltd.	22,509	0.0
18,000		Central Glass Co., Ltd.	75,758	0.0
3,700		Chiba Kogyo Bank Ltd.	22,512	0.0
2,700		Chimney Co. Ltd.	75,890	0.0
3,500		Chiyoda Integre Co., Ltd.	77,529	0.0
7,000		Chori Co., Ltd.	108,075	0.1
2,900		Chubu Shiryo Co., Ltd.	24,838	0.0
58,000	L	Chuetsu Pulp & Paper Co., Ltd.	106,642	0.1
26,900		CKD Corp.	266,528	0.1
3,300		Cleanup Corp.	24,420	0.0
12,900		Computer Engineering & Consulting Ltd.	113,857	0.1
2,400		CONEXIO Corp.	28,425	0.0
2,500		Corona Corp.	25,094	0.0
2,100		Cresco Ltd.	35,103	0.0
7,900		CTI Engineering Co., Ltd.	77,033	0.0
20,300		CyberAgent, Inc.	873,111	0.4
24,000		Dai Nippon Toryo Co., Ltd.	35,618	0.0
8,000		Daihatsu Diesel Manufacturing Co., Ltd.	49,457	0.0
79,000		Daihen Corp.	368,068	0.2
19,000		Daiichi Jitsugyo Co., Ltd.	105,823	0.1
1,700		Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	48,289	0.0
1,200		Daikokutenbussan Co., Ltd.	46,368	0.0
16,300		Daikyonishikawa Corp.	640,735	0.3
58,000		Daito Bank Ltd.	81,394	0.0
1,100		Daito Pharmaceutical Co. Ltd.	28,252	0.0
115,000		Daiwa Industries Ltd.	756,406	0.3
2,900		DCM Holdings Co., Ltd.	26,399	0.0
59,000		Denki Kagaku Kogyo K K	245,352	0.1
54,900		Denyo Co., Ltd.	826,404	0.3
700		Designone Japan, Inc.	33,211	0.0
1,600		Digital Arts, Inc.	22,568	0.0

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
21,800		Doutor Nichires Holdings Co., Ltd.	$350,682	0.2
35,691		DTS Corp.	797,025	0.3
42,500	L	EDION Corp.	280,561	0.1
12,000		Ehime Bank Ltd.	25,737	0.0
9,000		Eighteenth Bank Ltd.	26,612	0.0
2,800		ESCRIT, Inc.	25,375	0.0
2,200		FALCO HOLDINGS Co. Ltd	29,672	0.0
99,600		Ferrotec Corp.	690,736	0.3
2,300		First Brothers Co. Ltd.	44,918	0.0
11,600		Foster Electric Co., Ltd.	238,351	0.1
14,000		Fuji Kiko Co., Ltd.	71,338	0.0
4,300		Fuji Pharma Co. Ltd.	76,773	0.0
20,427		Fuji Soft, Inc.	426,810	0.2
9,200		Fujikura Kasei Co., Ltd.	41,245	0.0
73,000		Fujikura Ltd.	386,442	0.2
8,100		Fujitsu Frontech Ltd.	125,112	0.1
2,500		FuKoKu Co. Ltd.	23,121	0.0
900		Fukuda Denshi Co., Ltd.	47,354	0.0
3,800		Funai Soken Holdings, Inc.	55,345	0.0
2,000		Furusato Industries Ltd.	29,067	0.0
8,000		Fuso Pharmaceutical Industries Ltd.	19,205	0.0
34,400		Futaba Industrial Co., Ltd.	145,561	0.1
10,800		Future Architect, Inc.	66,866	0.0
3,100		G-7 Holdings, Inc.	43,429	0.0
2,800		GCA Savvian Corp.	43,407	0.0
12,300		Grandy House Corp.	40,506	0.0
32,400		H2O Retailing Corp.	676,184	0.3
1,300		Hamakyorex Co., Ltd.	49,795	0.0
3,900		Haruyama Trading Co., Ltd.	23,415	0.0
50,200		Haseko Corp.	635,680	0.3
6,000		Higashi-Nippon Bank Ltd.	22,490	0.0
18,000		Hitachi Kokusai Electric, Inc.	242,687	0.1
20,100		Hitachi Transport System Ltd.	362,328	0.2
2,000		Hitachi Zosen Fukui Corp.	21,899	0.0
21,000		Hodogaya Chemical Co., Ltd.	29,992	0.0
10,000		Hokkan Holdings Ltd.	23,154	0.0
2,000		Hokko Chemical Industry Co. Ltd.	7,604	0.0
6,000		Hokuriku Electrical Construction Co. Ltd.	63,533	0.0
2,500		H-One Co. Ltd.	14,196	0.0
12,100		Hoshizaki Electric Co., Ltd.	721,234	0.3
4,400		I K K, Inc.	20,766	0.0
17,700		IBJ Leasing Co., Ltd.	416,201	0.2
2,700		Ichinen Holdings Co., Ltd.	25,229	0.0
25,000		IHI Corp.	99,355	0.1
44,100		Iida Group Holdings Co. Ltd.	774,065	0.3
2,100		Inaba Seisakusho Co., Ltd.	23,159	0.0
76,909		Inabata & Co., Ltd.	820,896	0.3
30,100		Infocom Corp.	311,881	0.1
125,000		Ishihara Sangyo Kaisha Ltd.	115,856	0.1
5,400		Information Services International-Dentsu Ltd.	64,442	0.0
6,100		Itochu Enex Co., Ltd.	59,810	0.0
13,200		Itoki Corp.	71,429	0.0
4,100		IwaiCosmo Holdings, Inc.	53,281	0.0
12,000		Iwasaki Electric Co., Ltd.	24,373	0.0
8,200		Jafco Co., Ltd.	401,314	0.2
17,100	L	Jamco Corp.	517,176	0.2
37,000		Japan Aviation Electronics Industry Ltd.	822,602	0.3
8,000		Jeol Ltd.	33,643	0.0
19,000		Joban Kosan Co. Ltd.	23,904	0.0
17,000		J-Oil Mills, Inc.	57,609	0.0
28,100		JVC Kenwood Holdings, Inc.	65,936	0.0
82,200		kabu.com Securities Co., Ltd.	279,692	0.1
1,800		Kaga Electronics Co., Ltd.	23,077	0.0
27,000		Kagoshima Bank Ltd.	184,577	0.1
700		Kamei Corp.	6,540	0.0
5,000		Kanagawa Chuo Kotsu Co., Ltd.	26,361	0.0
1,145,000		Kanematsu Corp.	2,087,152	0.8
15,000		Kanto Denka Kogyo Co., Ltd.	105,709	0.1
17,500		Kasai Kogyo Co., Ltd.	206,185	0.1
97,000		Kawasaki Heavy Industries Ltd.	425,147	0.2
3,300		Kawasumi Laboratories, Inc.	24,920	0.0
7,700		Keihanshin Building Co. Ltd.	46,537	0.0
124,900		Kenedix, Inc.	488,160	0.2
1,700		Kenko Mayonnaise Co. Ltd.	23,425	0.0
5,700		King Co. Ltd.	20,180	0.0
32,000		KNT-CT Holdings Co., Ltd.	56,188	0.0
18,000		Kitagawa Iron Works Co., Ltd.	42,930	0.0
1,700		Kita-Nippon Bank Ltd.	48,034	0.0
1,000		Kitano Construction Corp.	2,578	0.0
15,100		Kojima Co., Ltd.	50,004	0.0
4,000		Komatsu Wall Industry Co., Ltd.	73,977	0.0
5,400		Kosaido Co., Ltd.	26,825	0.0
6,700		Ks Holdings Corp.	213,023	0.1
9,500		Kura Corp.	292,693	0.1
20,000		Kyodo Printing Co., Ltd.	55,540	0.0
2,000		Kyosei Rentemu Co. Ltd.	17,730	0.0
20,200		Kyowa Exeo Corp.	245,931	0.1
13,000		Kyowa Leather Cloth Co., Ltd.	101,153	0.1
24,000		Kyudenko Corp.	421,208	0.2
3,200		LAC Co. Ltd.	48,384	0.0
69,000		Leopalace21 Corp.	377,317	0.2
1,600		Life Corp.	48,835	0.0
2,000		Linical Co. Ltd.	23,483	0.0

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
52,000		Makino Milling Machine Co., Ltd.	$452,632	0.2
5,900		Marubun Corp.	45,537	0.0
75,000		Marudai Food Co., Ltd.	296,995	0.1
1,600		Maruka Machinery Co. Ltd.	27,036	0.0
5,000		Matsui Construction Co., Ltd.	25,767	0.0
1,400		Maxvalu Tokai Co. Ltd.	20,222	0.0
8,000		MEC Co., Ltd./Japan	53,412	0.0
5,800		Meiwa Estate Co., Ltd.	27,096	0.0
38,700		Message Co., Ltd.	1,140,706	0.5
13,000		Michinoku Bank Ltd.	22,862	0.0
11,000		Mie Bank Ltd.	24,303	0.0
16,600	L	Mie Kotsu Group Holdings, Inc.	64,080	0.0
12,800		Mikuni Corp.	54,291	0.0
83,027		Mimasu Semiconductor Industry Co., Ltd.	742,378	0.3
5,100		Mirait Holdings Corp.	58,520	0.0
6,300		Miroku Jyoho Service Co. Ltd.	46,068	0.0
800		Mitani Corp.	20,946	0.0
39,500	@	Mito Securities Co., Ltd.	141,991	0.1
188,200		Mitsubishi UFJ Lease & Finance Co., Ltd.	1,008,835	0.4
62,000		Mitsubishi Gas Chemical Co., Inc.	343,934	0.1
185,000		Mitsubishi Materials Corp.	669,713	0.3
1,100		Mitsubishi Research Institute, Inc.	27,583	0.0
4,000		Mitsuboshi Belting Co., Ltd.	31,820	0.0
11,400		Mitsui High-Tec, Inc.	71,956	0.0
26,800		Miura Co., Ltd.	291,259	0.1
2,000		Mone Square Holdings, Inc.	27,406	0.0
59,100		DMG Mori Co. Ltd	910,215	0.4
4,400		MTI Ltd.	31,278	0.0
15,000		Nagano Bank Ltd.	27,464	0.0
7,700		Nakano Corp.	41,387	0.0
33,083		Namura Shipbuilding Co., Ltd.	287,267	0.1
9,000		NDS Co. Ltd.	24,247	0.0
7,000		New Japan Radio Co., Ltd.	37,779	0.0
11,100		Nichiha Corp.	165,356	0.1
10,073		Nichireki Co., Ltd.	83,094	0.0
3,800		Nichirin Co. Ltd.	46,275	0.0
2,000		NIFTY Corp.	22,757	0.0
52		Nippon Accommodations Fund, Inc.	184,869	0.1
67,000		Nippon Chemical Industrial Co., Ltd.	116,616	0.1
5,500		Nippon Filcon Co., Ltd./Tokyo	23,344	0.0
3,100		Nippon Hume Corp.	19,318	0.0
3,000		Nippon Pillar Packing Co., Ltd.	26,369	0.0
10,000		Nippon Piston Ring Co., Ltd.	17,242	0.0
10,000		Nippon Seisen Co., Ltd.	45,376	0.0
33,000		Nippon Shinyaku Co., Ltd.	1,100,608	0.4
75,000		Nippon Shokubai Co., Ltd.	1,107,648	0.4
3,200		Nippon Systemware Co., Ltd.	29,019	0.0
5,000		Nippon Thompson Co., Ltd.	24,666	0.0
5,100		Nishimatsuya Chain Co., Ltd.	49,062	0.0
13,000		Nisshin Fudosan Co.	44,780	0.0
6,000		Nisshin Oillio Group Ltd.	25,927	0.0
90,000		Nittetsu Mining Co., Ltd.	423,080	0.2
3,300		Nitto Kogyo Corp.	72,876	0.0
8,000		Nitto Seiko Co., Ltd.	20,848	0.0
10,467		Nojima Corp.	117,949	0.1
9,600		NS Solutions Corp.	378,554	0.2
48,000		NTN Corp.	272,558	0.1
86,000		Obayashi Road Corp.	458,815	0.2
53,000		Oenon Holdings, Inc.	91,462	0.1
5,800		Ohashi Technica, Inc.	73,068	0.0
21,000		Oita Bank Ltd.	90,561	0.1
1,300		Okinawa Electric Power Co., Inc.	32,483	0.0
8,000		Okuma Corp.	77,537	0.0
8,000		Okura Industrial Co., Ltd.	21,744	0.0
6,000		Origin Electric Co. Ltd.	18,857	0.0
2,500		Panasonic Corp.	29,211	0.0
6,000		Pasona Group, Inc.	63,230	0.0
12,900		Pigeon Corp.	392,247	0.2
1,800		Proto Corp.	28,161	0.0
8,000		Regal Corp.	25,175	0.0
3,700		Relo Holdings, Inc.	397,347	0.2
4,100		Renaissance, Inc.	48,013	0.0
6,000		Rheon Automatic Machinery Co., Ltd.	28,958	0.0
10,000		Ryoden Trading Co. Ltd.	78,793	0.0
808		Saison Information Systems Co. Ltd.	8,462	0.0
5,100		Saizeriya Co., Ltd.	118,702	0.1
17,282		San-Ai Oil Co., Ltd.	120,645	0.1
2,000		Sanei Architecture Planning Co. Ltd.	23,400	0.0
26,000		San-In Godo Bank Ltd.	263,138	0.1
4,000		Sankyo Frontier Co. Ltd.	32,880	0.0
2,200		Sankyo Tateyama, Inc.	32,551	0.0
36,000		Sankyu, Inc.	204,315	0.1
2,100		Sanoyas Holdings Corp.	4,282	0.0
2,800		Sansha Electric Manufacturing Co. Ltd.	20,633	0.0
5,500		Sanshin Electronics Co., Ltd.	59,442	0.0
156,900		Sanwa Holdings Corp.	1,188,644	0.5
4,000		Sanyo Denki Co. Ltd.	25,804	0.0
114,000		Sanyo Shokai Ltd.	312,503	0.1
1,600		Sanyo Trading Co. Ltd	21,945	0.0
4,500		Satori Electric Co., Ltd.	34,245	0.0
12,000		Saxa Holdings, Inc.	27,504	0.0
6,000		Seibu Electric Industry Co., Ltd.	22,219	0.0
20,000		Seika Corp.	48,883	0.0

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
36,000		Seino Holdings Corp.	$414,058	0.2
2,300		Senshu Electric Co. Ltd	39,463	0.0
10,900		Shidax Corp.	46,248	0.0
43,000		Shiga Bank Ltd.	228,838	0.1
34,000		Shimadzu Corp.	506,133	0.2
3,400		Shin Nippon Air Technologies Co. Ltd.	28,485	0.0
12,000		Shinagawa Refractories Co., Ltd.	28,048	0.0
3,000		Shinko Plantech Co., Ltd.	24,755	0.0
2,600		Shinko Shoji Co., Ltd.	27,011	0.0
483,000		Shinsei Bank Ltd.	1,055,237	0.4
224,000		Shinsho Corp.	500,315	0.2
3,500		Shinwa Co., Ltd./Nagoya	57,037	0.0
8,000		Shiroki Corp.	23,204	0.0
8,300		Shizuoka Gas Co., Ltd.	59,477	0.0
4,000		Shobunsha Publications, Inc.	28,461	0.0
429,000		Showa Denko KK	528,835	0.2
7,000		Sinanen Co., Ltd.	26,534	0.0
5,900		SK-Electronics Ltd	64,619	0.0
5,100		SNT Corp.	24,370	0.0
3,700		SRA Holdings	71,412	0.1
28,000		SCSK Corp.	1,001,951	0.4
36,500		Sumitomo Densetsu Co., Ltd.	490,966	0.2
25,300		Sumitomo Forestry Co., Ltd.	300,037	0.1
80,000		Sumitomo Osaka Cement Co., Ltd.	299,939	0.1
25,800		Sun Frontier Fudousan Co., Ltd.	208,531	0.1
4,000		Suncall Corp.	21,706	0.0
10,000		Systena Corp.	94,420	0.1
1,300		T&K Toka Co. Ltd.	24,046	0.0
1,600		Tachibana Eletech Co., Ltd.	18,087	0.0
4,200		Tachikawa Corp.	30,553	0.0
131,000		Taiheiyo Cement Corp.	431,911	0.2
3,700		Taiho Kogyo Co., Ltd.	47,957	0.0
1,000		Takamatsu Construction Group Co., Ltd.	20,772	0.0
2,200		Takamatsu Machinery Co. Ltd.	19,230	0.0
85,700		Takara Leben Co., Ltd.	454,051	0.2
100		Takara Printing Co., Ltd.	1,012	0.0
14,000		Takiron Co., Ltd.	60,264	0.0
6,000		Tayca Corp.	25,489	0.0
83,900		TBK Co., Ltd.	385,466	0.2
26,900		TechnoPro Holdings, Inc.	723,164	0.3
251,000		Teijin Ltd.	916,070	0.4
15,600		Temp Holdings Co., Ltd.	644,364	0.3
27,300		Tenma Corp.	444,793	0.2
4,100		Tera Probe, Inc.	49,027	0.0
3,200		T-Gaia Corp.	55,686	0.0
5,600		TKC	160,946	0.1
180,000		TOA Road Corp.	671,861	0.3
16,000		Tochigi Bank Ltd.	88,720	0.1
5,000		Toei Co., Ltd.	35,797	0.0
1,400		Toell Co. Ltd.	9,523	0.0
6,000		Toenec Corp.	38,865	0.0
5,000		Togami Electric Manufacturing Co. Ltd.	20,242	0.0
9,300		Toho Holdings Co., Ltd.	231,318	0.1
23,900	L	TOKAI Holdings Corp.	99,247	0.1
17,100		Tokai Rika Co., Ltd.	429,654	0.2
9,000		Tokushu Tokai Holdings Co., Ltd.	23,382	0.0
6,000		Tokyo Energy & Systems, Inc.	54,410	0.0
6,600		Tokyo Ohka Kogyo Co., Ltd.	180,653	0.1
14,400		Tokyo Sangyo Co. Ltd.	60,380	0.0
10,300		Tokyo Seimitsu Co., Ltd.	204,363	0.1
82,100		Tokyo Steel Manufacturing Co., Ltd.	562,596	0.2
135,000		Tokyo Tekko Co., Ltd.	658,249	0.3
28,921		Tokyo TY Financial Group, Inc.	918,341	0.4
13,000		Toli Corp.	34,183	0.0
10,000		Tomoku Co., Ltd.	23,082	0.0
29,000		Tonami Holdings Co., Ltd.	98,219	0.1
57,400		Nissan Tokyo Sales Holdings Co., Ltd.	175,445	0.1
3,500		Toukei Computer Co., Ltd.	61,402	0.0
2,900		Towa Pharmaceutical Co., Ltd.	221,671	0.1
119,800		Toyo Kohan Co., Ltd.	542,173	0.2
12,400		Toyo Machinery & Metal Co., Ltd.	46,179	0.0
9,000		Toyo Securities Co., Ltd.	30,685	0.0
21,400		Transcosmos, Inc.	565,945	0.2
8,700		TS Tech Co., Ltd.	245,351	0.1
57,000		Tsubakimoto Chain Co.	486,074	0.2
7,700		Tsukuba Bank Ltd.	25,122	0.0
11,800		Tsuruha Holdings, Inc.	1,035,933	0.4
26,000		Uchida Yoko Co., Ltd.	85,533	0.0
3,500		UKC Holdings Corp.	73,833	0.0
2,600		Ulvac, Inc.	37,550	0.0
4,200		Aderans Co. Ltd.	34,004	0.0
4,900		United Arrows Ltd.	195,360	0.1
29,930		Usen Corp.	86,812	0.0
7,600	L	Utoc Corp.	33,885	0.0
20,100		Warabeya Nichiyo Co., Ltd.	540,504	0.2
10,304	L	Watabe Wedding Corp.	55,761	0.0
19,500		Welcia Holdings Co. Ltd.	996,928	0.4
1,200		YAMADA Consulting Group Co. Ltd.	37,859	0.0
16,900		Yamato Kogyo Co., Ltd.	396,753	0.2
96,600		Yamazen Corp.	812,547	0.3
7,500		Yaoko Co., Ltd.	370,610	0.2
5,100		Yashima Denki Co., Ltd.	26,345	0.0
100		Yellow Hat Ltd.	2,029	0.0
95,800		Yuasa Trading Co., Ltd.	2,257,468	0.9
8,000		Yurtec Corp.	66,518	0.0
1,600		Yusen Logistics Co. Ltd.	17,779	0.0
40,400		Zenkoku Hosho Co. Ltd.	1,472,693	0.6
11,800	L	Zuiko Corp.	438,681	0.2
			68,084,703	26.5

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Liechtenstein: 0.0%
592		Verwalt & Privat-Bank AG	$51,462	0.0

		Luxembourg: 1.1%
51,615		Braas Monier Building Group SA	1,427,357	0.5
741		Brederode SA	32,145	0.0
880		Cosmo Pharmaceuticals SA	150,355	0.1
52,958	L	d'Amico International Shipping SA	41,818	0.0
62,367	#	O'Key Group SA GDR	167,456	0.1
31,539		Reinet Investments SCA	694,067	0.3
5,995	@	Stabilus SA	220,597	0.1
			2,733,795	1.1

		Malaysia: 0.2%
37,800		Hua Yang Bhd	18,767	0.0
288,800		KSL Holdings BHD	125,524	0.1
162,100		Kumpulan Fima BHD	85,096	0.0
339,200		LBS Bina Group Bhd	132,918	0.1
192,523		Lion Industries Corp. Bhd	16,080	0.0
21,100		Malaysian Pacific Industries Bhd	39,924	0.0
53,300		MNRB Holdings Bhd	52,642	0.0
12,500		OSK Property Holdings Bhd	6,341	0.0
44,800		Sunway Bhd	40,647	0.0
50,900		V.S. Industry Berhad	84,589	0.0
			602,528	0.2

		Malta: 0.2%
40,363		Brait SE	488,303	0.2

		Mexico: 0.4%
1,698,728	L	Axtel SA de CV	634,684	0.3
31,372		Grupo Financiero Interacciones SA de CV	195,660	0.1
15,778		Industrias Bachoco SAB de CV	75,401	0.0
			905,745	0.4

		Netherlands: 1.5%
8,014		Aalberts Industries NV	251,374	0.1
4,510		Accell Group	98,814	0.1
9,860		Advanced Metallurgical Group NV	82,961	0.0
6,488		ASM International NV	291,729	0.1
15,295		BE Semiconductor Industries NV	363,733	0.1
34,642		Binck NV	328,133	0.1
4,794	@	Cimpress NV	309,357	0.1
1,081		DOCdata NV	23,578	0.0
16,222	#	Euronext NV	740,263	0.3
1,984		KAS Bank NV	25,319	0.0
9,973		TKH Group NV	427,939	0.2
57,198		Post NL	244,885	0.1
13,109		TomTom NV	141,748	0.1
34,890	L	USG People NV	532,647	0.2
			3,862,480	1.5

		New Zealand: 0.2%
51,315		Fisher & Paykel Healthcare Corp.	253,882	0.1
20,840		Nuplex Industries Ltd.	62,558	0.0
80,651		Summerset Group Holdings Ltd.	222,403	0.1
			538,843	0.2

		Norway: 1.0%
35,603		ABG Sundal Collier ASA	32,689	0.0
3,772		Aurora L.P.G Holding ASA	29,737	0.0
53,316		Borregaard ASA	337,776	0.2
310,246		BW Offshore Ltd.	185,354	0.0
59,781		Kongsberg Gruppen ASA	1,001,384	0.4
77,894		Kvaerner ASA	44,819	0.0
124,224		SpareBank 1 SMN	961,718	0.4
3,311		Sparebanken Ost	21,888	0.0
3,503		Spectrum ASA	13,466	0.0
2,484		Veidekke ASA	27,597	0.0
			2,656,428	1.0

		Panama: 0.1%
2,971	@,L	Copa Holdings S.A.	224,400	0.1

		Philippines: 0.1%
78,500		Benpres Holdings Corp.	12,375	0.0
105,250		Cebu Air, Inc.	214,021	0.1
			226,396	0.1

		Poland: 0.1%
4,052		Asseco Poland SA	61,871	0.1
836		Budimex SA	41,156	0.0
1,492		Fabryki Mebli Forte SA	23,337	0.0
6,094		Lentex SA	12,682	0.0
10,723		Netia SA	16,061	0.0
46,701		Tauron Polska Energia SA	46,927	0.0
			202,034	0.1

		Qatar: 0.0%
13,944		United Development Co. QSC	96,796	0.0

		Singapore: 0.5%
86,000		China Sunsine Chemical Holdings Ltd.	21,858	0.0
29,300		Chip Eng Seng Corp. Ltd.	15,800	0.0
271,000		CSE Global Ltd.	105,686	0.1
88,700		Hock Lian Seng Holdings Ltd.	27,156	0.0
53,590		Hong Leong Asia Ltd.	46,681	0.0
15,000		Hong Leong Finance Ltd.	27,773	0.0
145,000		Innovalues Ltd.	91,503	0.1
60,100		Lian Beng Group Ltd.	24,314	0.0
245,544		Mapletree Industrial Trust	272,850	0.1
13,100		NSL Ltd./Singapore	13,846	0.0
35,000		QAF Ltd.	28,575	0.0
31,000		Riverstone Holdings Ltd.	38,415	0.0
35,000		Sim Lian Group Ltd.	22,367	0.0
2,600		Sing Holdings Ltd.	587	0.0
54,000		Stamford Land Corp. Ltd	22,634	0.0
284,900		Starhill Global Real Estate Investment Trust	180,590	0.1
28,700		Sunningdale Tech Ltd.	3,808	0.0

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Singapore: (continued)
201,700		SunVic Chemical Holdings Ltd.	$41,903	0.0
167,000		Tiong Woon Corp. Holding Ltd.	22,034	0.0
402,250		UMS Holdings Ltd.	149,541	0.1
104,000		Wee Hur Holdings Ltd.	23,880	0.0
			1,181,801	0.5

		South Africa: 0.6%
4,893		Aeci Ltd.	41,858	0.0
29,014		Comair Ltd	8,601	0.0
1,985		JSE Ltd.	23,129	0.0
3,504		Liberty Holdings Ltd.	39,388	0.0
7,110		Mota-Engil Africa NV	54,660	0.1
14,802		Mpact Ltd.	52,654	0.0
36,990		Peregrine Holdings Ltd.	96,701	0.0
71,379		Super Group Ltd.	200,309	0.1
192,339		Telkom SA Ltd.	934,463	0.4
			1,451,763	0.6

		South Korea: 2.7%
314	@	ADTechnology Co. Ltd.	8,295	0.0
432		Asia Holdings Co. Ltd.	51,000	0.0
3,656		Asia Paper Manufacturing Co. Ltd.	67,582	0.0
4,311		BGF retail Co. Ltd.	734,871	0.3
5,791		Boryung Pharmaceutical Co. Ltd.	339,048	0.1
3,386		CJ O Shopping Co. Ltd	587,908	0.2
132		Dae Han Flour Mills Co. Ltd.	26,434	0.0
8,765		Daesang Holdings Co. Ltd.	175,037	0.1
2,360		Daesung Holdings Co. Ltd.	26,249	0.0
19,945		Daewon San Up Co. Ltd.	114,030	0.1
605		DAP Co. Ltd.	1,742	0.0
3,484		Dongbu Securities Co. Ltd	16,759	0.0
4,212		Dongil Industries Co. Ltd.	270,685	0.1
2,444		Hana Tour Service, Inc.	363,485	0.1
7,962		Heungkuk Fire & Marine Insurance Co. Ltd	29,735	0.0
2,498		Hotel Shilla Co. Ltd.	268,655	0.1
3,640		Inzi Controls Co. Ltd.	15,582	0.0
657		INZI Display Co. Ltd.	1,059	0.0
3,519		KISCO Corp.	168,729	0.1
4,350		KIWOOM Securities Co. Ltd.	244,203	0.1
3,014		KJB Financial Group Co. Ltd.	19,574	0.0
4,780		KleanNara Co. Ltd.	21,814	0.0
759		Kunsul Chemical Industrial Co. Ltd.	33,985	0.0
3,201		Kyungchang Industrial Co. Ltd.	17,856	0.0
426		KyungDong City Gas Co. Ltd.	40,228	0.0
3,177		LOTTE Himart Co. Ltd.	174,058	0.1
5,441		Meritz Finance Group, Inc.	74,286	0.0
52,941		Nexen Tire Corp.	633,424	0.3
4,707		Osstem Implant Co. Ltd.	240,618	0.1
908		RedcapTour Co. Ltd.	19,865	0.0
1,606		S&T Holdings Co. Ltd.	31,704	0.0
4,161		S&T Motiv Co. Ltd.	226,788	0.1
3,410		Saeron Automotive Corp.	25,817	0.0
8,006		Sam Young Electronics Co. Ltd.	94,550	0.0
6,837		Samsung Securities Co. Ltd.	308,035	0.1
347		Samyang Genex Co. Ltd.	56,255	0.0
9,063		Seah Besteel Corp.	256,883	0.1
1,841		Sejong Industrial Co., Ltd.	16,145	0.0
3,164		Sewon Precision Industry Co. Ltd.	67,869	0.1
12,979		SKC Co., Ltd.	395,992	0.2
11,859		SL Corp.	156,013	0.1
8,765		Tae Kyung Industrial Co. Ltd.	47,081	0.0
126		Taekwang Industrial Co. Ltd.	130,848	0.1
23,320		Wonik IPS Co. Ltd.	244,468	0.1
1,620		YESCO Co. Ltd.	57,108	0.0
5,806		Yoosung Enterprise Co. Ltd.	22,432	0.0
			6,924,784	2.7

		Spain: 0.9%
17,415		Acerinox S.A.	212,381	0.1
37,916		Bankinter S.A.	292,654	0.1
6,248		Bolsas y Mercados Espanoles	258,024	0.1
24,237		Distribuidora Internacional de Alimentacion SA	151,689	0.1
29,493		FAES FARMA SA	81,893	0.0
16,020		Papeles y Cartones de Europa SA	91,852	0.0
4,629		Red Electrica de Espana	369,625	0.2
42,151		Sol Melia SA	606,892	0.2
4,446		Tecnicas Reunidas SA	226,386	0.1
13,105		Zeltia SA	57,748	0.0
			2,349,144	0.9

		Sweden: 2.3%
5,063		Avanza AB	210,553	0.1
24,602		Axfood AB	419,520	0.2
26,920		Bilia AB	541,107	0.2
1,164		BioGaia AB	37,712	0.0
15,170		Boliden AB	280,140	0.1
79,986	L	Bufab Holding AB	463,593	0.2
4,280		Bure Equity AB	26,428	0.0
2,489		Clas Ohlson AB	46,019	0.0
56,000		Concentric AB	644,312	0.3
13,936		Dios Fastigheter AB	97,352	0.1
4,462		Duni AB	59,436	0.0
32,260		Fastighets AB Balder	536,873	0.2
5,180		Haldex AB	63,492	0.0
7,572		Hemfosa Fastigheter AB	81,706	0.0
1,217		Industrial & Financial Systems	40,770	0.0
5,137	L	Indutrade AB	250,923	0.1

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Sweden: (continued)
1,544		Investment AB Oresund	$30,902	0.0
4,674		Inwido AB	47,408	0.0
11,799		Medivir AB	125,146	0.1
22,484		Micronic Laser Systems AB	141,732	0.1
8,620		Moberg Pharma AB	64,915	0.0
27,859		MQ Holding AB	125,300	0.1
121,252		Net Insight AB	42,869	0.0
45,983		Nobia AB	539,367	0.2
3,293		Nolato AB	80,759	0.0
40,225		Ratos AB	251,791	0.1
4,685	L	Recipharm AB	94,138	0.0
58,584		Rottneros AB	42,436	0.0
8,548		Swedish Orphan Biovitrum AB	112,522	0.1
8,660		Tethys Oil AB	51,322	0.0
3,931		Vitrolife AB	79,363	0.0
15,720		Wihlborgs Fastigheter AB	271,007	0.1
			5,900,913	2.3

		Switzerland: 5.6%
3,607		Actelion Ltd. - Reg	533,415	0.2
3,637		Adecco S.A.	303,553	0.1
2,257		AFG Arbonia-Forster Holding	39,240	0.0
1,147		Autoneum Holding AG	236,640	0.1
2,129	L	Bellevue Group AG	31,727	0.0
2,006		Bobst Group AG	88,237	0.0
949		Burkhalter Holding AG	103,513	0.1
1,277	L	Calida Holding AG	50,483	0.0
2,784	L	Charles Voegele Holding AG	29,387	0.0
10,903		Clariant AG	217,495	0.1
1,943		Coltene Holding AG	139,648	0.1
682		Feintool International Holding AG	67,706	0.0
530		Flughafen Zuerich AG	435,040	0.2
1,303		Forbo Holding AG	1,586,900	0.6
427		Galenica AG	486,082	0.2
49,101	L	Gategroup Holding AG	1,814,204	0.7
437		Georg Fischer AG	291,414	0.1
140		Givaudan	260,421	0.1
390		Helvetia Holding AG	214,008	0.1
221		HOCHDORF Holding AG	34,306	0.0
36		Huegli Holding AG	28,255	0.0
4,666		Implenia AG	279,913	0.1
55	@,L	Interroll Holding AG	35,289	0.0
7,306		Julius Baer Group Ltd.	404,166	0.2
373		Kaba Holding AG	238,553	0.1
2,332		Kardex AG	136,594	0.1
2,996	L	Kuoni Reisen Holding	831,706	0.3
12,924		Logitech International SA	185,930	0.1
16,261		Lonza Group AG	2,357,107	0.9
9		Metall Zug AG	24,325	0.0
27,314		Micronas Semiconductor Holding AG	119,850	0.1
84,904		OC Oerlikon Corp. AG	1,041,258	0.4
87		Schaffner Holding AG	20,951	0.0
1,057		Straumann Holding AG	312,729	0.1
4,537		Swiss Life Holding AG	1,070,494	0.4
2,298	L	Swissquote Group Holding SA	59,069	0.0
462		Tamedia AG	79,080	0.0
152		Vaudoise Assurances Holding SA	83,841	0.0
84		Vetropack Holding AG	139,563	0.1
			14,412,092	5.6

		Taiwan: 0.6%
56,000		Ability Enterprise Co. Ltd.	24,933	0.0
420,000		AU Optronics Corp.	134,953	0.1
285,000		BES Engineering Corp.	77,328	0.0
482,000		InnoLux Display Corp.	167,570	0.1
37,896	@	ChipMOS Technologies (Bermuda) Ltd.	623,768	0.2
51,000		Golden Friends Corp.	33,519	0.0
143,000		KEE TAI Properties Co. Ltd.	79,130	0.0
85,000		King Chou Marine Technology Co. Ltd.	112,794	0.1
134,000		Lucky Cement Corp.	42,444	0.0
193,626		Mercuries & Associates Holdings Ltd.	114,993	0.1
14,177		Raydium Semiconductor Corp.	21,029	0.0
2,070		Sinon Corp.	926	0.0
			1,433,387	0.6

		Thailand: 0.5%
37,200		Advanced Information Technology PCL	30,081	0.0
197,100		MK Real Estate Development PCL	26,843	0.0
43,700		Padaeng Industry PCL	19,881	0.0
62,700		Sri Trang Agro-Industry PCL	21,504	0.0
1,274,500		Thanachart Capital PCL	1,130,494	0.5
92,400		TKS Technologies PCL	23,726	0.0
			1,252,529	0.5

		Turkey: 0.1%
7,840		Adana Cimento Sanayii TAS	19,069	0.0
93,565		Alcatel-Lucent Teletas Telekomunikasyon AS	264,039	0.1
6,098		Cimentas Izmir Cimento Fabrikasi Turk AS	26,297	0.0
79,304		Is Yatirim Menkul Degerler A.S.	30,335	0.0
1,775		Pinar Entegre Et ve Un Sanayi AS	6,399	0.0
			346,139	0.1

		United Arab Emirates: 0.1%
102,811		Lamprell PLC	233,831	0.1

		United Kingdom: 17.3%
148,523	L	888 Holdings PLC	394,299	0.2
115,928	@	AA PLC	660,353	0.3
46,491		Abcam PLC	424,257	0.2
62,254		Anite PLC	122,252	0.1
14,149		Ashtead Group PLC	216,968	0.1
16,786		Atkins WS PLC	411,474	0.2
318		Avon Rubber PLC	3,998	0.0
6,898		Awilco Drilling PLC	36,228	0.0

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		United Kingdom: (continued)
239,777		B&M European Value Retail SA	$1,335,652	0.5
112,701		Barratt Developments PLC	1,115,349	0.4
55,667		Beazley PLC	293,111	0.1
8,086		Berkeley Group Holdings PLC	424,642	0.2
72,823		Big Yellow Group PLC	801,184	0.3
25,407		Bodycote PLC	270,655	0.1
1,253		Bovis Homes Group PLC	22,321	0.0
3,002		British Polythene Industries PLC	33,285	0.0
32,757		Britvic PLC	350,524	0.1
9,468		Caretech Holdings PLC	37,416	0.0
11,853		Cenkos Securities PLC	32,393	0.0
4,743		Chesnara PLC	25,072	0.0
31,467		Cineworld Group PLC	251,353	0.1
14,523		Close Brothers Group PLC	329,103	0.1
21,076		Computacenter PLC	249,976	0.1
37,994		Consort Medical PLC	553,579	0.2
3,089		Cranswick PLC	79,595	0.0
80,350		Crest Nicholson Holdings PLC	685,111	0.3
26,685		CSR Plc	374,219	0.1
12,538		CVS Group PLC	126,780	0.1
130,322		Dart Group PLC	907,685	0.4
23,984		Davis Service Group PLC	383,089	0.2
1,550		Dechra Pharmaceuticals PLC	23,830	0.0
66,086		Dixons Carphone PLC	470,261	0.2
45,201		DS Smith PLC	282,338	0.1
152,894		Elementis PLC	611,829	0.2
734,199	@	EnQuest PLC	404,891	0.2
20,044		Faroe Petroleum PLC	26,450	0.0
4,449		Fidessa Group PLC	166,746	0.1
121,034		Gem Diamonds Ltd.	241,936	0.1
17,146		Genus PLC	385,842	0.2
37,233		Greggs Plc	787,862	0.3
279,800		Hansteen Holdings PLC	532,203	0.2
12,315		Hargreaves Services PLC	56,405	0.0
247,728		Hays PLC	644,020	0.3
34,759		HellermannTyton Group PLC	255,990	0.1
35,206		Hikma Pharmaceuticals PLC	1,315,180	0.5
25,435		Hill & Smith Holdings PLC	275,461	0.1
507,397		Home Retail Group	1,293,947	0.5
97,321		Howden Joinery Group PLC	752,054	0.3
12,490		Hunting PLC	99,874	0.0
16,041		Inchcape PLC	200,896	0.1
10,459		Indivior PLC	43,087	0.0
30,036		Informa PLC	279,199	0.1
3,113		Intermediate Capital Group PLC	28,296	0.0
139,173		Interserve PLC	1,401,042	0.6
80,717		Investec PLC - INP - ZAR	737,336	0.3
32,291		Investec PLC - INVP - GBP	294,503	0.1
55,993		ITV PLC	245,012	0.1
18,952		James Fisher & Sons PLC	329,154	0.1
5,620		John Wood Group PLC	54,718	0.0
24,800		Johnson Service Group PLC	33,694	0.0
50,084		Jupiter Fund Management PLC	366,790	0.1
7,088		KBC Advanced Technologies PLC	13,099	0.0
111,415		Keller Group PLC	1,837,956	0.7
27,215		Kennedy Wilson Europe Real Estate PLC	486,627	0.2
39,920		Kier Group PLC	898,256	0.4
38,820		Laird PLC	238,689	0.1
14,472		Lavendon Group PLC	41,189	0.0
21,950		Lookers PLC	55,616	0.0
282,017		Man Group PLC	715,111	0.3
15,804		Marshalls PLC	78,977	0.0
102,910		Mcbride PLC	192,851	0.1
111,261		Mears Group PLC	677,626	0.3
38,922		Meggitt PLC	282,038	0.1
74,779		Michael Page International PLC	639,249	0.3
116,170		Mondi PLC	2,788,677	1.1
17,476		Moneysupermarket.com Group PLC	79,916	0.0
108,994		N Brown Group PLC	540,298	0.2
66,697		National Express Group PLC	315,145	0.1
58,504		Novae Group PLC	661,922	0.3
189,123		Ophir Energy PLC	342,150	0.1
102,774		Pace PLC	582,407	0.2
68,949		Paragon Group of Cos PLC	440,270	0.2
162,062		Pendragon PLC	98,070	0.0
1,858		Persimmon PLC	59,289	0.0
43,462		Playtech Ltd.	614,449	0.2
169,992		Polypipe Group plc	761,228	0.3
57,861		Premier Oil PLC	120,621	0.1
6,964		Provident Financial PLC	322,545	0.1
17,488		QinetiQ PLC	64,673	0.0
48,098		Regus PLC	210,957	0.1
13,979		Renew Holdings PLC	73,140	0.0
55,939		Restaurant Group PLC/The	588,700	0.2
2,229		Ricardo Plc	31,328	0.0
177,564		Saga PLC	573,995	0.2
84,068		Savills PLC	1,284,550	0.5
12,330		Scapa Group PLC	40,002	0.0
93,823		Speedy Hire PLC	75,823	0.0
15,980		Sports Direct International PLC	197,353	0.1
9,105		St Ives Group PLC	25,221	0.0
36,396		ST Modwen Properties PLC	270,510	0.1

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		United Kingdom: (continued)
23,605		Trinity Mirror PLC	$49,027	0.0
18,518		Tullett Prebon PLC	117,046	0.0
252,429		Tyman PLC	1,212,180	0.5
6,923		Ultra Electronics Holdings PLC	188,398	0.1
144,339		Unite Group PLC	1,422,314	0.6
56,308		Vertu Motors PLC	57,157	0.0
92,062		Synthomer PLC	462,215	0.2
			44,421,629	17.3

		United States: 0.3%
42,000	@	Alacer Gold Corp.	86,065	0.0
6,561	@	China Cord Blood Corp.	36,348	0.0
21,704		Constellium NV - Class A	240,914	0.1
4,710	@,L	Global Sources Ltd.	37,444	0.0
2,416		ICON PLC	195,213	0.1
7,887	@	Lumenis Ltd. - B	109,314	0.1
			705,298	0.3

	Total Common Stock
	(Cost $234,012,255)		249,345,565	97.2

MUTUAL FUNDS: 0.0%
		Guernsey: 0.0%
14,846		UK Commercial Property Trust Ltd./fund	20,518	0.0

	Total Mutual Funds
	(Cost $19,860)		20,518	0.0

PREFERRED STOCK: 1.5%
		Germany: 1.5%
5,487		Biotest AG	154,389	0.1
15,057	L	Draegerwerk AG & Co. KGaA	1,507,287	0.6
1,216		Hornbach Holding AG	99,493	0.0
25,913		Jungheinrich AG	1,826,844	0.7
110		KSB AG	50,135	0.0
640		STO AG	99,809	0.1
4,755		Villeroy & Boch AG	74,155	0.0
			3,812,112	1.5

		South Africa: 0.0%
776		Absa Bank Ltd.	49,074	0.0

	Total Preferred Stock
	(Cost $1,688,134)		3,861,186	1.5

	Total Long-Term Investments
	(Cost $235,720,249)		253,227,269	98.7

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.3%
	Securities Lending Collateralcc: 3.0%
1,847,109	Daiwa Capital Markets, Repurchase Agreement dated 07/31/15, 0.16%, due 08/03/15 (Repurchase Amount $1,847,133, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.875%, Market Value plus accrued interest $1,884,051, due 09/03/15-03/01/48)	$1,847,109	0.7
1,847,109	HSBC Securities USA, Repurchase Agreement dated 07/31/15, 0.14%, due 08/03/15 (Repurchase Amount $1,847,130, collateralized by various U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $1,884,052, due 08/01/22-08/01/48)	1,847,109	0.7
1,847,100	Millenium Fixed Income Ltd., Repurchase Agreement dated 07/31/15, 0.22%, due 08/03/15 (Repurchase Amount $1,847,133, collateralized by various U.S. Government Securities, 0.875%-3.125%, Market Value plus accrued interest $1,884,042, due 08/15/17-02/15/43)	1,847,100	0.7
1,847,109	Nomura Securities, Repurchase Agreement dated 07/31/15, 0.15%, due 08/03/15 (Repurchase Amount $1,847,132, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $1,884,051, due 08/15/15-06/20/65)	1,847,109	0.7

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2015 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
388,841	Royal Bank of Scotland PLC, Repurchase Agreement dated 07/31/15, 0.15%, due 08/03/15 (Repurchase Amount $388,846, collateralized by various U.S. Government Securities, 0.094%-3.625%, Market Value plus accrued interest $396,618, due 09/30/15-02/15/44)	$388,841	0.2
		7,777,268	3.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.3%
3,193,240	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.090%††
	(Cost $3,193,240)	3,193,240	1.3

	Total Short-Term Investments
	(Cost $10,970,508)	10,970,508	4.3

	Total Investments in Securities (Cost $246,690,757)	$264,197,777	103.0
	Liabilities in Excess of Other Assets	(7,728,655)	(3.0)
	Net Assets	$256,469,122	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of July 31, 2015.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at July 31, 2015.

Cost for federal income tax purposes is $247,101,092.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$41,010,240
Gross Unrealized Depreciation	(23,913,555)

Net Unrealized Appreciation	$17,096,685

Sector Diversification	Percentage of Net Assets
Industrials	24.6%
Consumer Discretionary	18.5
Financials	17.8
Materials	10.5
Health Care	9.8
Information Technology	9.2
Consumer Staples	3.8
Energy	2.7
Telecommunication Services	1.3
Utilities	0.5
Short-Term Investments	4.3
Liabilities in Excess of Other Assets	(3.0)
Net Assets	100.0%

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2015 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of July 31, 2015 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2015
Asset Table
Investments, at fair value
Common Stock
Australia	$1,628,506	$7,396,981	$–	$9,025,487
Austria	542,955	716,378	–	1,259,333
Belgium	1,934,891	2,387,765	–	4,322,656
Bermuda	162,819	–	–	162,819
Brazil	220,382	–	–	220,382
Canada	12,286,546	399,225	–	12,685,771
China	1,222,697	361,072	87,135	1,670,904
Denmark	272,465	2,759,812	–	3,032,277
Finland	470,723	778,454	–	1,249,177
France	4,843,454	9,723,170	–	14,566,624
Germany	3,903,984	11,288,995	–	15,192,979
Greece	–	85,048	–	85,048
Guernsey	101,798	–	–	101,798
Hong Kong	1,105,645	3,137,359	40,323	4,283,327
India	1,261,577	3,083,102	–	4,344,679
Indonesia	39,003	168,385	–	207,388
Ireland	1,020,723	–	–	1,020,723
Israel	118,388	69,519	–	187,907
Italy	6,907,773	7,531,290	–	14,439,063
Japan	268,520	67,816,183	–	68,084,703
Liechtenstein	51,462	–	–	51,462
Luxembourg	2,039,728	694,067	–	2,733,795
Malaysia	46,988	555,540	–	602,528
Malta	488,303	–	–	488,303
Mexico	905,745	–	–	905,745
Netherlands	457,068	3,405,412	–	3,862,480
New Zealand	–	538,843	–	538,843
Norway	478,235	2,178,193	–	2,656,428
Panama	224,400	–	–	224,400
Philippines	226,396	–	–	226,396
Poland	69,899	132,135	–	202,034
Qatar	–	96,796	–	96,796
Singapore	576,833	604,968	–	1,181,801
South Africa	420,599	1,031,164	–	1,451,763
South Korea	654,780	6,270,004	–	6,924,784
Spain	606,892	1,742,252	–	2,349,144
Sweden	928,817	4,972,096	–	5,900,913
Switzerland	1,974,168	12,437,924	–	14,412,092
Taiwan	772,280	661,107	–	1,433,387
Thailand	80,650	1,171,879	–	1,252,529
Turkey	346,139	–	–	346,139
United Arab Emirates	–	233,831	–	233,831
United Kingdom	17,083,077	27,338,552	–	44,421,629
United States	705,298	–	–	705,298
Total Common Stock	67,450,606	181,767,501	127,458	249,345,565
Mutual Funds	20,518	–	–	20,518
Preferred Stock	2,034,342	1,826,844	–	3,861,186
Short-Term Investments	3,193,240	7,777,268	–	10,970,508
Total Investments, at fair value	$72,698,706	$191,371,613	$127,458	$264,197,777

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2015 (Unaudited) (Continued)

(1)	For the period ended July 31, 2015, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Fund's policy is to recognize transfers between levels at the beginning of the reporting period. At July 31, 2015, securities valued at $8,775,718 and $25,177,770 were transferred from Level 1 to Level 2 and Level 2 to Level 1, respectively, within the fair value hierarchy. In addition, securities valued at $69,857 transferred from Level 2 to Level 3 due to significant unobservable inputs.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

Voya Russia Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 82.9%
		Consumer Staples: 13.2%
40,500		Magnit OAO	$8,017,199	9.2
65,000	@	Magnit PJSC GDR	3,519,868	4.0
			11,537,067	13.2

		Energy: 26.0%
40,000	@	Eurasia Drilling Co. Ltd. GDR	625,200	0.7
300,000	@	Gazprom Neft JSC	668,830	0.8
70,000	@	Gazprom Neft JSC ADR	796,427	0.9
805,000	@	Gazprom PAO ADR	3,694,950	4.2
500,000		Gazprom PAO	1,151,663	1.3
263,000	@	Lukoil PJSC ADR	10,756,700	12.3
33,300	@	NovaTek OAO GDR	3,308,991	3.8
60,000	@	Tatneft-sponsored ADR	1,756,807	2.0
			22,759,568	26.0

		Financials: 11.2%
205,101		Halyk Savings Bank of Kazakhstan JSC GDR	1,669,522	1.9
3,470,000	@	Moscow Exchange MICEX-RTS OAO	3,954,697	4.5
805,000	@	Sberbank of Russia ADR	3,944,500	4.5
200,000		Sberbank RF	233,284	0.3
			9,802,003	11.2

		Information Technology: 10.7%
50,000	@	EPAM Systems, Inc.	3,705,500	4.2
50,000	@	Luxoft Holding, Inc.	3,138,000	3.6
59,000	@	QIWI Plc ADR	1,806,580	2.1
50,000		Yandex NV	695,500	0.8
			9,345,580	10.7

		Materials: 18.1%
5,000,000		Alrosa AO	5,772,554	6.6
268,000	@	MMC Norilsk Nickel PJSC ADR	4,108,440	4.7
220,000	@	Phosagro OAO GDR	2,992,000	3.4
165,000		Severstal	1,837,050	2.1
2,500,000	@	United Co. RUSAL	1,181,570	1.3
			15,891,614	18.1

		Telecommunication Services: 3.7%
75,000	@	KCell JSC GDR	515,895	0.6
220,000	@	MegaFon PJSC GDR	2,728,000	3.1
			3,243,895	3.7

	Total Common Stock
	(Cost $71,123,081)		72,579,727	82.9

PREFERRED STOCK: 8.9%
		Energy: 8.9%
6,750,000		Surgutneftegas OJSC	4,122,067	4.7
1,400,000		Tatneft-Rfd 3 series	3,675,803	4.2

	Total Preferred Stock
	(Cost $6,584,979)		7,797,870	8.9

	Total Long-Term Investments
	(Cost $77,708,060)		80,377,597	91.8

SHORT-TERM INVESTMENTS: 5.9%
		Mutual Funds: 5.9%
5,129,050		BlackRock Liquidity Funds, TempFund, Institutional Class, 0.090%††
		(Cost $5,129,050)	5,129,050	5.9

	Total Short-Term Investments
	(Cost $5,129,050)		5,129,050	5.9

	Total Investments in Securities (Cost $82,837,110)		$85,506,647	97.7
	Assets in Excess of Other Liabilities		2,053,234	2.3
	Net Assets		$87,559,881	100.0

††	Rate shown is the 7-day yield as of July 31, 2015.
@	Non-income producing security.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Cost for federal income tax purposes is $85,307,807.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$16,879,331
Gross Unrealized Depreciation	(16,680,491)

Net Unrealized Appreciation	$198,840

Voya Russia Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2015 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of July 31, 2015 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2015
Asset Table
Investments, at fair value
Common Stock
Consumer Staples	$–	$11,537,067	$–	$11,537,067
Energy	15,076,850	7,682,718	–	22,759,568
Financials	5,614,022	4,187,981	–	9,802,003
Information Technology	9,345,580	–	–	9,345,580
Materials	7,100,440	8,791,174	–	15,891,614
Telecommunication Services	2,728,000	515,895	–	3,243,895
Total Common Stock	39,864,892	32,714,835	–	72,579,727
Preferred Stock	–	7,797,870	–	7,797,870
Short-Term Investments	5,129,050	–	–	5,129,050
Total Investments, at fair value	$44,993,942	$40,512,705	$–	$85,506,647

(1)	For the period ended July 31, 2015, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Fund's policy is to recognize transfers between levels at the beginning of the reporting period. At July 31, 2015, securities valued at $1,004,250 and $17,847,060 were transferred from Level 1 to Level 2 and Level 2 to Level 1, respectively, within the fair value hierarchy.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

Item 2. Controls and Procedures

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made know to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Mutual Funds

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	September 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	September 25, 2015

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	September 25, 2015